UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor ®

New Insights

Fund - Institutional Class

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	.98%
Actual		$ 1,000.00	$ 1,062.70	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Class T	1.23%
Actual		$ 1,000.00	$ 1,061.90	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.16
Class B	1.78%
Actual		$ 1,000.00	$ 1,058.90	$ 9.09
HypotheticalA		$ 1,000.00	$ 1,015.97	$ 8.90
Class C	1.74%
Actual		$ 1,000.00	$ 1,058.80	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.17	$ 8.70
Institutional Class	.73%
Actual		$ 1,000.00	$ 1,064.20	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66
Class Z	.60%
Actual		$ 1,000.00	$ 1,064.90	$ 3.07
HypotheticalA		$ 1,000.00	$ 1,021.82	$ 3.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	2.8	2.0
Wells Fargo & Co.	2.5	2.5
Noble Energy, Inc.	2.2	2.1
Schlumberger Ltd.	1.8	1.1
Verizon Communications, Inc.	1.8	0.0
Google, Inc. Class C	1.7	0.0
Google, Inc. Class A	1.7	4.8
Facebook, Inc. Class A	1.7	2.3
Berkshire Hathaway, Inc. Class A	1.6	1.6
Bank of America Corp.	1.5	1.5
	19.3
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.0	23.1
Financials	19.1	20.2
Health Care	13.7	14.0
Consumer Discretionary	13.7	18.0
Energy	10.8	5.7
Asset Allocation (% of fund's net assets)
As of June 30, 2014 *		As of December 31, 2013 **
	Stocks 98.0%		Stocks 98.1%
	Bonds† 0.0%		Bonds† 0.0%
	Convertible Securities 0.6%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 1.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	14.5%	** Foreign investments	10.3%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.6%
Automobiles - 1.2%
Harley-Davidson, Inc.	988,500	$ 69,047
Tesla Motors, Inc. (a)(d)	1,078,124	258,814
		327,861
Hotels, Restaurants & Leisure - 3.2%
ARAMARK Holdings Corp.	2,496,200	64,602
Buffalo Wild Wings, Inc. (a)	70,600	11,699
Chipotle Mexican Grill, Inc. (a)	222,324	131,729
Domino's Pizza, Inc.	1,629,218	119,080
Dunkin' Brands Group, Inc.	1,523,600	69,796
Marriott International, Inc. Class A	630,536	40,417
Starbucks Corp.	4,662,606	360,792
The Cheesecake Factory, Inc.	60,000	2,785
Whitbread PLC	1,314,202	99,164
Zoe's Kitchen, Inc. (d)	15,000	516
		900,580
Household Durables - 0.2%
D.R. Horton, Inc.	2,621,724	64,442
GoPro, Inc. Class A	62,400	2,530
		66,972
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	157,446	51,135
Liberty Interactive Corp. Series A (a)	2,397,734	70,397
priceline.com, Inc. (a)	127,567	153,463
Rakuten, Inc.	3,345,400	43,253
TripAdvisor, Inc. (a)	1,007,369	109,461
zulily, Inc. Class A (d)	1,392,100	57,006
		484,715
Media - 3.9%
Altice S.A.	288,200	20,079
Charter Communications, Inc. Class A (a)	482,625	76,438
Comcast Corp. Class A	5,892,100	316,288
DIRECTV (a)	1,655,200	140,709
Legend Pictures LLC (a)(h)(i)	11,303	20,379
Liberty Global PLC Class A (a)	1,622,305	71,738
Liberty Media Corp. Class A (a)	592,665	81,005
The Walt Disney Co.	2,008,500	172,209
Viacom, Inc. Class B (non-vtg.)	2,050,800	177,866
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	2,267	262
		1,076,973
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Macy's, Inc.	223,700	$ 12,979
Specialty Retail - 1.3%
AutoZone, Inc. (a)	49,850	26,732
Cabela's, Inc. Class A (a)(d)	1,029,700	64,253
O'Reilly Automotive, Inc. (a)	159,000	23,945
Tiffany & Co., Inc.	55,500	5,564
TJX Companies, Inc.	2,113,467	112,331
Tractor Supply Co.	966,024	58,348
World Duty Free SpA (a)	4,904,461	59,770
		350,943
Textiles, Apparel & Luxury Goods - 2.0%
Brunello Cucinelli SpA	270,072	6,139
China Hongxing Sports Ltd. (a)	6,000,000	277
Hermes International SCA	273,200	100,818
NIKE, Inc. Class B	3,172,589	246,034
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	3,563,770	212,009
		565,277
TOTAL CONSUMER DISCRETIONARY		3,786,300
CONSUMER STAPLES - 7.1%
Beverages - 1.2%
Anheuser-Busch InBev SA NV ADR (d)	906,061	104,143
Boston Beer Co., Inc. Class A (a)	375,903	84,022
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,659,800	146,278
		334,443
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	1,087,725	125,262
CVS Caremark Corp.	3,781,477	285,010
Walgreen Co.	3,531,574	261,796
		672,068
Food Products - 1.5%
Associated British Foods PLC	2,479,743	129,394
Keurig Green Mountain, Inc.	91,800	11,439
Mead Johnson Nutrition Co. Class A	1,078,100	100,447
Mondelez International, Inc.	4,441,843	167,058
		408,338
Household Products - 0.8%
Colgate-Palmolive Co.	3,375,349	230,131
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	3,580,644	$ 265,899
L'Oreal SA	463,401	79,856
		345,755
TOTAL CONSUMER STAPLES		1,990,735
ENERGY - 10.8%
Energy Equipment & Services - 2.2%
Oceaneering International, Inc.	1,468,899	114,765
Schlumberger Ltd.	4,317,027	509,193
		623,958
Oil, Gas & Consumable Fuels - 8.6%
Anadarko Petroleum Corp.	2,591,388	283,679
Antero Resources Corp.	2,161,656	141,869
BG Group PLC	2,563,400	54,179
Birchcliff Energy Ltd. (a)(f)	585,400	7,735
Cabot Oil & Gas Corp.	3,561,280	121,582
Chevron Corp.	1,050,500	137,143
Concho Resources, Inc. (a)	267,580	38,666
Continental Resources, Inc. (a)	447,922	70,790
Encana Corp.	1,452,500	34,412
EOG Resources, Inc.	3,321,660	388,169
EQT Corp.	439,400	46,972
Kinder Morgan Holding Co. LLC	637,800	23,127
Memorial Resource Development Corp.	1,226,100	29,868
Noble Energy, Inc.	7,814,200	605,288
Phillips 66 Partners LP	279,090	21,088
PrairieSky Royalty Ltd.	108,600	3,949
Range Resources Corp.	144,000	12,521
Rooster Energy Ltd. (a)(e)	9,425,000	4,681
Suncor Energy, Inc.	3,200,000	136,451
The Williams Companies, Inc.	2,790,330	162,425
Tourmaline Oil Corp. (a)	1,053,600	55,551
Tourmaline Oil Corp. (a)(f)	244,300	12,881
		2,393,026
TOTAL ENERGY		3,016,984
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 19.1%
Banks - 7.9%
Bank of America Corp.	27,354,427	$ 420,438
Bank of Ireland (a)	248,940,628	83,520
HDFC Bank Ltd. sponsored ADR	752,300	35,223
JPMorgan Chase & Co.	7,264,800	418,598
M&T Bank Corp.	22,300	2,766
Metro Bank PLC Class A (a)(i)	419,395	9,331
PNC Financial Services Group, Inc.	2,525,889	224,930
Standard Chartered PLC (United Kingdom)	4,146,753	84,735
U.S. Bancorp	5,297,514	229,488
Wells Fargo & Co.	13,253,156	696,586
		2,205,615
Capital Markets - 2.6%
Ameriprise Financial, Inc.	1,036,339	124,361
BlackRock, Inc. Class A	481,646	153,934
Charles Schwab Corp.	5,061,264	136,300
KKR & Co. LP	1,570,300	38,205
Morgan Stanley, Inc.	6,838,377	221,085
Oaktree Capital Group LLC Class A	1,105,876	55,283
		729,168
Consumer Finance - 1.2%
American Express Co.	3,223,347	305,799
Discover Financial Services	493,500	30,587
		336,386
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class A (a)	2,278	432,593
McGraw Hill Financial, Inc.	376,100	31,228
		463,821
Insurance - 4.8%
ACE Ltd.	1,189,595	123,361
AIA Group Ltd.	31,238,200	156,989
American International Group, Inc.	7,075,000	386,154
Fairfax Financial Holdings Ltd. (sub. vtg.)	229,100	108,688
Genworth Financial, Inc. Class A (a)	4,549,600	79,163
Marsh & McLennan Companies, Inc.	1,472,641	76,312
MetLife, Inc.	4,279,400	237,763
The Chubb Corp.	1,401,276	129,156
The Travelers Companies, Inc.	489,463	46,044
		1,343,630
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.5%
American Tower Corp.	1,457,575	$ 131,153
Equity Residential (SBI)	224,000	14,112
		145,265
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	2,847,000	107,360
TOTAL FINANCIALS		5,331,245
HEALTH CARE - 13.6%
Biotechnology - 4.0%
Agios Pharmaceuticals, Inc. (d)	1,210,662	55,473
Amgen, Inc.	1,077,444	127,537
Biogen Idec, Inc. (a)	946,186	298,342
BioMarin Pharmaceutical, Inc. (a)	670,845	41,733
CSL Ltd.	2,829,801	177,579
Gilead Sciences, Inc. (a)	4,939,220	409,511
Karyopharm Therapeutics, Inc.	128,200	5,968
Light Sciences Oncology, Inc. (a)	2,708,254	0*
RXi Pharmaceuticals Corp. warrants 2/4/15 (a)	228,571	99
		1,116,242
Health Care Equipment & Supplies - 1.6%
Align Technology, Inc. (a)	2,038,058	114,213
Boston Scientific Corp. (a)	7,042,615	89,934
Covidien PLC	298,300	26,901
DexCom, Inc. (a)	442,351	17,544
Edwards Lifesciences Corp. (a)	573,400	49,221
High Power Exploration (a)	58,562	39
Medtronic, Inc.	306,300	19,530
The Cooper Companies, Inc.	617,351	83,670
Zimmer Holdings, Inc.	554,669	57,608
		458,660
Health Care Providers & Services - 2.2%
Aetna, Inc.	283,948	23,023
Cigna Corp.	138,800	12,765
Henry Schein, Inc. (a)	977,562	116,007
UnitedHealth Group, Inc.	4,968,200	406,150
WellPoint, Inc.	444,600	47,843
		605,788
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.6%
Castlight Health, Inc.	1,325,100	$ 18,127
Castlight Health, Inc. Class B (d)	156,000	2,371
Cerner Corp. (a)	2,794,897	144,161
		164,659
Life Sciences Tools & Services - 2.5%
Eurofins Scientific SA	494,484	152,076
Illumina, Inc. (a)	651,744	116,362
Mettler-Toledo International, Inc. (a)	533,523	135,077
PAREXEL International Corp. (a)	1,093,350	57,773
Thermo Fisher Scientific, Inc.	1,328,635	156,779
Waters Corp. (a)	722,455	75,453
		693,520
Pharmaceuticals - 2.7%
Astellas Pharma, Inc.	8,807,700	115,826
Bristol-Myers Squibb Co.	1,527,900	74,118
Forest Laboratories, Inc. (a)	27,700	2,742
Johnson & Johnson	3,344,500	349,902
Novo Nordisk A/S Series B	1,725,050	79,616
Perrigo Co. PLC	501,485	73,096
Shire PLC	417,700	32,766
Teva Pharmaceutical Industries Ltd. sponsored ADR	522,000	27,363
		755,429
TOTAL HEALTH CARE		3,794,298
INDUSTRIALS - 8.1%
Aerospace & Defense - 0.4%
Precision Castparts Corp.	262,200	66,179
United Technologies Corp.	382,400	44,148
		110,327
Air Freight & Logistics - 0.3%
FedEx Corp.	18,800	2,846
United Parcel Service, Inc. Class B	679,100	69,716
		72,562
Airlines - 0.9%
American Airlines Group, Inc.	2,377,900	102,155
Ryanair Holdings PLC sponsored ADR (a)	1,592,295	88,850
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	992,000	$ 26,645
United Continental Holdings, Inc. (a)	425,200	17,463
		235,113
Building Products - 0.5%
Fortune Brands Home & Security, Inc.	1,740,808	69,510
Toto Ltd.	5,191,000	70,006
		139,516
Electrical Equipment - 1.3%
Eaton Corp. PLC	1,792,942	138,379
OSRAM Licht AG (a)	827,908	41,758
Rockwell Automation, Inc.	1,542,100	193,009
		373,146
Industrial Conglomerates - 0.7%
Danaher Corp.	2,556,168	201,247
Machinery - 0.3%
Cummins, Inc.	160,000	24,686
Fanuc Corp.	275,000	47,489
PACCAR, Inc.	163,016	10,242
		82,417
Professional Services - 0.4%
Verisk Analytics, Inc. (a)	1,883,256	113,033
Road & Rail - 2.8%
Canadian Pacific Railway Ltd. (d)	1,958,132	354,741
J.B. Hunt Transport Services, Inc.	690,830	50,969
Kansas City Southern	1,248,500	134,226
Union Pacific Corp.	2,412,532	240,650
		780,586
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
Class A (f)	320,800	12,376
Class A	2,433,111	93,869
Noble Group Ltd.	5,777,000	6,347
W.W. Grainger, Inc.	116,000	29,495
		142,087
TOTAL INDUSTRIALS		2,250,034
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 1.2%
F5 Networks, Inc. (a)	243,800	$ 27,169
QUALCOMM, Inc.	3,785,000	299,772
		326,941
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	3,047,753	293,621
Trimble Navigation Ltd. (a)	3,769,800	139,294
		432,915
Internet Software & Services - 6.5%
Akamai Technologies, Inc. (a)	2,573,000	157,107
Cornerstone OnDemand, Inc. (a)	1,131,200	52,058
Dropbox, Inc. (a)(i)	1,289,836	24,637
Facebook, Inc. Class A (a)	7,003,259	471,249
Google, Inc.:
Class A (a)	813,946	475,890
Class C (a)	838,746	482,514
Naver Corp.	27,325	22,546
Shutterstock, Inc. (a)(d)	582,650	48,348
SPS Commerce, Inc. (a)(e)	881,200	55,683
Yahoo!, Inc. (a)	836,824	29,398
		1,819,430
IT Services - 4.2%
Alliance Data Systems Corp. (a)	252,133	70,912
ASAC II LP (i)	9,408,021	144,422
Computer Sciences Corp.	1,117,563	70,630
Fidelity National Information Services, Inc.	1,687,730	92,386
Fiserv, Inc. (a)	1,425,232	85,970
Gartner, Inc. Class A (a)	937,300	66,098
MasterCard, Inc. Class A	2,100,835	154,348
Quindell PLC (d)	10,937,232	43,051
Total System Services, Inc.	2,278,200	71,558
Visa, Inc. Class A	1,729,324	364,386
		1,163,761
Semiconductors & Semiconductor Equipment - 0.7%
Avago Technologies Ltd.	655,500	47,242
Freescale Semiconductor, Inc. (a)	2,089,430	49,102
GT Advanced Technologies, Inc. (a)(d)	1,451,700	27,002
Integrated Device Technology, Inc. (a)	763,400	11,802
Micron Technology, Inc. (a)	89,100	2,936
NXP Semiconductors NV (a)	379,000	25,082
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
SunEdison, Inc. (a)	1,445,400	$ 32,666
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	388,700	8,314
		204,146
Software - 5.2%
Activision Blizzard, Inc.	1,455,453	32,457
Adobe Systems, Inc. (a)	973,400	70,435
Concur Technologies, Inc. (a)(d)	465,072	43,410
Microsoft Corp.	18,992,213	791,981
Mu Sigma, Inc. (a)(i)	619,826	20,206
NetSuite, Inc. (a)	959,489	83,360
Oracle Corp.	517,200	20,962
salesforce.com, Inc. (a)	3,317,188	192,662
ServiceNow, Inc. (a)	1,142,743	70,804
The Rubicon Project, Inc.	102,148	1,312
Trion World Network, Inc.:
warrants 8/10/17 (a)(i)	18,952	0 *
warrants 10/3/18 (a)(i)	27,736	0 *
Ultimate Software Group, Inc. (a)	512,887	70,866
Workday, Inc. Class A (a)	498,931	44,834
		1,443,289
Technology Hardware, Storage & Peripherals - 0.3%
First Data Holdings, Inc. Class B (g)(i)	15,456,860	61,827
SanDisk Corp.	198,200	20,698
		82,525
TOTAL INFORMATION TECHNOLOGY		5,473,007
MATERIALS - 4.2%
Chemicals - 3.0%
Airgas, Inc.	788,300	85,854
CF Industries Holdings, Inc.	116,200	27,950
Eastman Chemical Co.	1,109,450	96,910
Ecolab, Inc.	1,278,932	142,396
Filtrona PLC	2,391,886	31,254
Monsanto Co.	1,477,567	184,312
PPG Industries, Inc.	873,659	183,599
Sherwin-Williams Co.	445,736	92,227
Westlake Chemical Corp.	33,300	2,789
		847,291
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - 0.0%
Eagle Materials, Inc.	14,203	$ 1,339
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	696,720	73,567
Metals & Mining - 0.6%
B2Gold Corp. (a)	19,404,232	56,555
Franco-Nevada Corp.	894,961	51,372
GoviEx Uranium, Inc. (e)(f)	23,200	50
GoviEx Uranium, Inc.:
Class A (e)	851,865	1,648
Class B (e)	2,625,135	5,078
Tahoe Resources, Inc. (a)	2,435,000	63,759
		178,462
Paper & Forest Products - 0.3%
International Paper Co.	1,590,283	80,262
TOTAL MATERIALS		1,180,921
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	10,313,000	504,615
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	236,000	7,934
TOTAL TELECOMMUNICATION SERVICES		512,549
UTILITIES - 0.0%
Multi-Utilities - 0.0%
YTL Corp. Bhd	9,481,926	4,784
TOTAL COMMON STOCKS (Cost $19,789,761)		27,340,857
Convertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (i)	5,575,412	25,758
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(i)	165,366	$ 858
TOTAL CONSUMER DISCRETIONARY		26,616
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. (a)(i)	516,522	16,730
Life Sciences Tools & Services - 0.1%
Living Proof, Inc. 8.00% (a)(i)	10,369,703	18,400
TOTAL HEALTH CARE		35,130
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.3%
Dropbox, Inc.:
Series A (a)(i)	299,518	5,721
Series C (i)	161,770	3,090
Pinterest, Inc. (a)(i)	1,761,729	29,923
Pinterest, Inc. Series E, 8.00% (i)	2,640,631	44,852
		83,586
Software - 0.1%
Cloudera, Inc. Series F (i)	312,284	5,134
Mobileye NV Series F (i)	398,824	13,919
Trion World Network, Inc.:
8.00% (a)(i)	50,840	92
Series C, 8.00% (a)(i)	602,295	1,090
Series C-1, 8.00% (a)(i)	47,380	86
		20,321
TOTAL INFORMATION TECHNOLOGY		103,907
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $151,099)		165,653
Corporate Bonds - 0.0%
		Principal Amount (j) (000s)	Value (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (i)		$ 172	$ 172
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	3,571	5,428
TOTAL CORPORATE BONDS (Cost $4,865)			5,600
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	415,722,045	415,722
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	543,004,584	543,005
TOTAL MONEY MARKET FUNDS (Cost $958,727)		958,727
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $20,904,452)		28,470,837
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(563,153)
NET ASSETS - 100%		$ 27,907,684
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,042,000 or 0.1% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $446,889,000 or 1.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 94,080
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 25,758
Cloudera, Inc. Series F	2/5/14	$ 4,547
Dropbox, Inc.	5/2/12	$ 11,672
Dropbox, Inc. Series A	5/29/12	$ 2,710
Dropbox, Inc. Series C	1/30/14	$ 3,090
First Data Holdings, Inc. Class B	6/26/14	$ 61,827
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 3,024
Intarcia Therapeutics, Inc.	11/14/12	$ 7,040
Legend Pictures LLC	9/23/10 - 12/18/12	$ 12,915
Living Proof, Inc. 8.00%	2/13/13	$ 18,400
Metro Bank PLC Class A	5/21/12 - 12/6/13	$ 7,617
Mobileye NV Series F	8/15/13	$ 13,919
Mu Sigma, Inc.	12/21/12	$ 15,000
Pinterest, Inc.	5/15/14	$ 29,923
Security	Acquisition Date	Acquisition Cost (000s)
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 38,370
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0 *
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0 *
Trion World Network, Inc. 8.00%	3/20/13	$ 267
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 260
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13	$ 172
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 2,267
(j) Amount is stated in United States dollars unless otherwise stated.

* Amount represents less than $1,000.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 373
Fidelity Securities Lending Cash Central Fund	1,708
Total	$ 2,081
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
GoviEx Uranium, Inc. 144A	$ -	$ 50	$ -	$ -	$ 50
GoviEx Uranium, Inc. Class A	-	-	-	-	1,648
GoviEx Uranium, Inc. Class B	-	-	-	-	5,078
Rooster Energy Ltd.	4,880	-	-	-	4,681
SPS Commerce, Inc.	57,542	-	-	-	55,683
Total	$ 62,422	$ 50	$ -	$ -	$ 67,140
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,812,916	$ 3,722,129	$ 43,253	$ 47,534
Consumer Staples	1,990,735	1,990,735	-	-
Energy	3,016,984	3,016,984	-	-
Financials	5,331,245	5,238,394	83,520	9,331
Health Care	3,829,428	3,547,825	246,434	35,169
Industrials	2,250,034	2,132,539	117,495	-
Information Technology	5,576,914	5,221,915	-	354,999
Materials	1,180,921	1,174,145	6,776	-
Telecommunication Services	512,549	512,549	-	-
Utilities	4,784	4,784	-	-
Corporate Bonds	5,600	-	5,428	172
Money Market Funds	958,727	958,727	-	-
Total Investments in Securities:	$ 28,470,837	$ 27,520,726	$ 502,906	$ 447,205
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Equities - Information Technology
Beginning Balance	$ 195,173
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	60,438
Cost of Purchases	99,388
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 354,999
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ 60,438
Other Investments in Securities
Beginning Balance	$ 102,667
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	5,037
Cost of Purchases	-
Proceeds of Sales	(15,498)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 92,206
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ 8,987

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation<s> are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.5%
Canada	3.2%
United Kingdom	2.1%
Curacao	1.8%
Ireland	1.5%
Japan	1.1%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $523,384) - See accompanying schedule: Unaffiliated issuers (cost $19,912,602)	$ 27,444,970
Fidelity Central Funds (cost $958,727)	958,727
Other affiliated issuers (cost $33,123)	67,140
Total Investments (cost $20,904,452)		$ 28,470,837
Foreign currency held at value (cost $6)		6
Receivable for investments sold		86,157
Receivable for fund shares sold		29,847
Dividends receivable		14,799
Interest receivable		820
Distributions receivable from Fidelity Central Funds		381
Other receivables		541
Total assets		28,603,388

Liabilities
Payable for investments purchased Regular delivery	$ 38,914
Delayed delivery	61,827
Payable for fund shares redeemed	29,359
Accrued management fee	11,732
Distribution and service plan fees payable	6,071
Other affiliated payables	4,192
Other payables and accrued expenses	604
Collateral on securities loaned, at value	543,005
Total liabilities		695,704

Net Assets		$ 27,907,684
Net Assets consist of:
Paid in capital		$ 18,431,104
Accumulated net investment loss		(322)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,910,474
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,566,428
Net Assets		$ 27,907,684

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,108,832 ÷ 326,557 shares)	$ 27.89

Maximum offering price per share (100/94.25 of $27.89)	$ 29.59
Class T: Net Asset Value and redemption price per share ($2,244,200 ÷ 82,039 shares)	$ 27.36

Maximum offering price per share (100/96.50 of $27.36)	$ 28.35
Class B: Net Asset Value and offering price per share ($202,195 ÷ 7,893 shares)A	$ 25.62

Class C: Net Asset Value and offering price per share ($3,771,516 ÷ 146,115 shares)A	$ 25.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,399,870 ÷ 436,646 shares)	$ 28.40

Class Z: Net Asset Value, offering price and redemption price per share ($181,071 ÷ 6,367 shares)	$ 28.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 130,429
Interest		262
Income from Fidelity Central Funds		2,081
Total income		132,772

Expenses
Management fee Basic fee	$ 73,426
Performance adjustment	(1,707)
Transfer agent fees	23,996
Distribution and service plan fees	35,372
Accounting and security lending fees	1,025
Custodian fees and expenses	263
Independent trustees' compensation	53
Registration fees	438
Audit	59
Legal	23
Miscellaneous	108
Total expenses before reductions	133,056
Expense reductions	(312)	132,744
Net investment income (loss)		28
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,986,648
Foreign currency transactions	(202)
Total net realized gain (loss)		1,986,446
Change in net unrealized appreciation (depreciation) on: Investment securities	(342,521)
Assets and liabilities in foreign currencies	18
Total change in net unrealized appreciation (depreciation)		(342,503)
Net gain (loss)		1,643,943
Net increase (decrease) in net assets resulting from operations		$ 1,643,971

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28	$ 3,847
Net realized gain (loss)	1,986,446	3,952,245
Change in net unrealized appreciation (depreciation)	(342,503)	2,582,538
Net increase (decrease) in net assets resulting from operations	1,643,971	6,538,630
Distributions to shareholders from net realized gain	(75,720)	(3,209,309)
Share transactions - net increase (decrease)	345,555	1,757,190
Total increase (decrease) in net assets	1,913,806	5,086,511

Net Assets
Beginning of period	25,993,878	20,907,367
End of period (including accumulated net investment loss of $322 and accumulated net investment loss of $350, respectively)	$ 27,907,684	$ 25,993,878

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.32	$ 22.75	$ 19.72	$ 19.96	$ 17.24	$ 13.36
Income from Investment Operations
Net investment income (loss) E	-K	.01	.03	(.05)	(.05)	-K
Net realized and unrealized gain (loss)	1.65	7.21	3.09	(.15)	2.81	3.89
Total from investment operations	1.65	7.22	3.12	(.20)	2.76	3.89
Distributions from net realized gain	(.08)	(3.65)	(.09)	(.04)	(.04)	(.01)
Net asset value, end of period	$ 27.89	$ 26.32	$ 22.75	$ 19.72	$ 19.96	$ 17.24
Total ReturnB, C, D	6.27%	32.36%	15.84%	(1.04)%	16.07%	29.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.98%A	.94%	1.01%	1.08%	1.14%	1.19%
Expenses net of fee waivers, if any	.98%A	.94%	1.01%	1.08%	1.14%	1.19%
Expenses net of all reductions	.98%A	.94%	1.00%	1.07%	1.13%	1.18%
Net investment income (loss)	.01%A	.02%	.13%	(.23)%	(.28)%	-%H
Supplemental Data
Net assets, end of period (in millions)	$ 9,109	$ 8,634	$ 6,459	$ 5,809	$ 5,603	$ 4,265
Portfolio turnover rateG	70%A	79%	47%	58%	47%J	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.84	$ 22.44	$ 19.46	$ 19.74	$ 17.08	$ 13.26
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	(.02)	(.10)	(.09)	(.04)
Net realized and unrealized gain (loss)	1.63	7.11	3.04	(.14)	2.78	3.86
Total from investment operations	1.60	7.05	3.02	(.24)	2.69	3.82
Distributions from net realized gain	(.08)	(3.65)	(.04)	(.04)	(.03)	-
Net asset value, end of period	$ 27.36	$ 25.84	$ 22.44	$ 19.46	$ 19.74	$ 17.08
Total ReturnB, C, D	6.19%	32.05%	15.52%	(1.25)%	15.81%	28.81%
Ratios to Average Net Assets F, H
Expenses before reductions	1.23%A	1.18%	1.25%	1.32%	1.38%	1.45%
Expenses net of fee waivers, if any	1.23%A	1.18%	1.25%	1.32%	1.38%	1.45%
Expenses net of all reductions	1.23%A	1.18%	1.24%	1.32%	1.38%	1.44%
Net investment income (loss)	(.23)%A	(.22)%	(.11)%	(.48)%	(.52)%	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,244	$ 2,134	$ 1,795	$ 1,640	$ 1,756	$ 1,557
Portfolio turnover rateG	70%A	79%	47%	58%	47%I	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.27	$ 21.37	$ 18.60	$ 18.95	$ 16.49	$ 12.88
Income from Investment Operations
Net investment income (loss) E	(.10)	(.19)	(.14)	(.20)	(.19)	(.11)
Net realized and unrealized gain (loss)	1.53	6.74	2.91	(.15)	2.68	3.72
Total from investment operations	1.43	6.55	2.77	(.35)	2.49	3.61
Distributions from net realized gain	(.08)	(3.65)	-	-	(.03)	-
Net asset value, end of period	$ 25.62	$ 24.27	$ 21.37	$ 18.60	$ 18.95	$ 16.49
Total ReturnB, C, D	5.89%	31.31%	14.89%	(1.85)%	15.14%	28.03%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78%A	1.75%	1.82%	1.89%	1.96%	2.01%
Expenses net of fee waivers, if any	1.78%A	1.75%	1.82%	1.89%	1.96%	2.00%
Expenses net of all reductions	1.77%A	1.75%	1.81%	1.89%	1.95%	1.99%
Net investment income (loss)	(.78)%A	(.79)%	(.68)%	(1.05)%	(1.10)%	(.81)%
Supplemental Data
Net assets, end of period (in millions)	$ 202	$ 213	$ 239	$ 309	$ 410	$ 401
Portfolio turnover rateG	70%A	79%	47%	58%	47%I	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.45	$ 21.49	$ 18.70	$ 19.03	$ 16.55	$ 12.92
Income from Investment Operations
Net investment income (loss) E	(.09)	(.18)	(.13)	(.19)	(.17)	(.11)
Net realized and unrealized gain (loss)	1.53	6.79	2.92	(.14)	2.68	3.74
Total from investment operations	1.44	6.61	2.79	(.33)	2.51	3.63
Distributions from net realized gain	(.08)	(3.65)	-	-	(.03)	-
Net asset value, end of period	$ 25.81	$ 24.45	$ 21.49	$ 18.70	$ 19.03	$ 16.55
Total ReturnB, C, D	5.88%	31.41%	14.92%	(1.73)%	15.21%	28.10%
Ratios to Average Net Assets F,H
Expenses before reductions	1.74%A	1.69%	1.75%	1.83%	1.88%	1.95%
Expenses net of fee waivers, if any	1.74%A	1.69%	1.75%	1.83%	1.88%	1.95%
Expenses net of all reductions	1.73%A	1.69%	1.75%	1.82%	1.88%	1.94%
Net investment income (loss)	(.74)%A	(.73)%	(.62)%	(.98)%	(1.02)%	(.76)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,772	$ 3,459	$ 2,515	$ 2,133	$ 2,138	$ 1,799
Portfolio turnover rateG	70%A	79%	47%	58%	47%I	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.76	$ 23.02	$ 19.96	$ 20.14	$ 17.39	$ 13.49
Income from Investment Operations
Net investment income (loss) D	.04	.07	.09	.01	(.01)	.03
Net realized and unrealized gain (loss)	1.68	7.32	3.12	(.15)	2.85	3.93
Total from investment operations	1.72	7.39	3.21	(.14)	2.84	3.96
Distributions from net investment income	-	-	(.02)	-	-	(.02)
Distributions from net realized gain	(.08)	(3.65)	(.13)	(.04)	(.09)	(.04)
Total distributions	(.08)	(3.65)	(.15)	(.04)	(.09)	(.06)
Net asset value, end of period	$ 28.40	$ 26.76	$ 23.02	$ 19.96	$ 20.14	$ 17.39
Total ReturnB, C	6.42%	32.73%	16.11%	(.73)%	16.34%	29.37%
Ratios to Average Net Assets E,G
Expenses before reductions	.73%A	.68%	.74%	.81%	.89%	.96%
Expenses net of fee waivers, if any	.73%A	.68%	.74%	.81%	.89%	.96%
Expenses net of all reductions	.73%A	.68%	.74%	.81%	.89%	.95%
Net investment income (loss)	.27%A	.28%	.39%	.03%	(.04)%	.24%
Supplemental Data
Net assets, end of period (in millions)	$ 12,400	$ 11,477	$ 9,898	$ 7,169	$ 5,898	$ 4,225
Portfolio turnover rateF	70%A	79%	47%	58%	47%H	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended June 30, 2014	Year ended December 31,
	(Unaudited)	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 26.78	$ 27.42
Income from Investment Operations
Net investment income (loss) D	.05	.01
Net realized and unrealized gain (loss)	1.69	3.00
Total from investment operations	1.74	3.01
Distributions from net realized gain	(.08)	(3.65)
Net asset value, end of period	$ 28.44	$ 26.78
Total ReturnB, C	6.49%	11.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.60%A	.55%A
Expenses net of fee waivers, if any	.60%A	.55%A
Expenses net of all reductions	.60%A	.55%A
Net investment income (loss)	.40%A	.14%A
Supplemental Data
Net assets, end of period (in millions)	$ 181	$ 77
Portfolio turnover rateF	70%A	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

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3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 281,380	Adjusted book value	Book value multiple	1.0	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Discount rate	0.5%	Decrease
			Transaction price	$4.00 - $19.10 / $8.30	Increase
		Market comparable	EV/EBITDA multiple	8.0 - 13.9 / 12.9	Increase
			Price to earnings multiple	25.0	Increase
		Partnership NAV	Discount rate	10.0%	Decrease
Convertible Preferred Stocks	$ 165,653	Expected distribution	Recovery rate	5.2%	Increase
		Last transaction price	Transaction price	$1.77 - $34.90 / $18.80	Increase
		Market comparable	EV/EBITDA multiple	8.0	Increase
			EV/Sales multiple	10.7	Increase
		Replacement cost	Liquidity preference	$4.62	Increase
Corporate Bonds	$ 172	Last transaction price	Transaction price	$100.00	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,806,252
Gross unrealized depreciation	(264,821)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,541,431

Tax cost	$ 20,929,406

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Capital loss carryforwards were as follows:

Fiscal year of expiration
2015	$ (3,959)

The Fund acquired $3,959 of capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,979 per year.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,359,520 and $9,124,996, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,973	$ 446
Class T	.25%	.25%	5,423	51
Class B	.75%	.25%	1,026	772
Class C	.75%	.25%	17,950	2,650
			$ 35,372	$ 3,919

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 832
Class T	118
Class B*	53
Class C*	98
$ 1,101

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,005.18
Class T	1,931.18
Class B	230.22
Class C	3,279.18
Institutional Class	10,519.18
Class Z	32.05
	$ 23,996

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $118 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $404. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,708, including $16 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $312 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013A
From net realized gain
Class A	$ 24,872	$ 1,060,799
Class T	6,274	265,920
Class B	649	28,256
Class C	10,876	450,260
Institutional Class	32,688	1,402,183
Class Z	361	1,891
Total	$ 75,720	$ 3,209,309

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013A	Six months ended June 30, 2014	Year ended December 31, 2013A
Class A
Shares sold	30,953	65,693	$ 828,334	$ 1,709,859
Reinvestment of distributions	851	38,006	22,828	963,449
Shares redeemed	(33,343)	(59,581)	(892,572)	(1,554,286)
Net increase (decrease)	(1,539)	44,118	$ (41,410)	$ 1,119,022
Class T
Shares sold	6,058	11,842	$ 159,035	$ 302,804
Reinvestment of distributions	217	9,694	5,724	241,279
Shares redeemed	(6,835)	(18,916)	(179,213)	(492,682)
Net increase (decrease)	(560)	2,620	$ (14,454)	$ 51,401
Class B
Shares sold	106	357	$ 2,617	$ 8,651
Reinvestment of distributions	23	1,033	559	24,155
Shares redeemed	(992)	(3,840)	(24,359)	(90,160)
Net increase (decrease)	(863)	(2,450)	$ (21,183)	$ (57,354)
Class C
Shares sold	12,719	26,314	$ 315,386	$ 642,662
Reinvestment of distributions	353	15,356	8,801	361,789
Shares redeemed	(8,427)	(17,222)	(209,134)	(423,433)
Net increase (decrease)	4,645	24,448	$ 115,053	$ 581,018

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013A	Six months ended June 30, 2014	Year ended December 31, 2013A
Institutional Class
Shares sold	54,572	113,996	$ 1,486,200	$ 2,983,413
Reinvestment of distributions	1,003	44,982	27,380	1,159,198
Shares redeemed	(47,896)	(160,011)	(1,299,295)	(4,155,899)
Net increase (decrease)	7,679	(1,033)	$ 214,285	$ (13,288)
Class Z
Shares sold	3,874	2,843	$ 103,625	$ 75,653
Reinvestment of distributions	13	73	361	1,891
Shares redeemed	(394)	(42)	(10,722)	(1,153)
Net increase (decrease)	3,493	2,874	$ 93,264	$ 76,391

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

ANIFI-USAN-0814
1.803544.110

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

New Insights

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	.98%
Actual		$ 1,000.00	$ 1,062.70	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Class T	1.23%
Actual		$ 1,000.00	$ 1,061.90	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.16
Class B	1.78%
Actual		$ 1,000.00	$ 1,058.90	$ 9.09
HypotheticalA		$ 1,000.00	$ 1,015.97	$ 8.90
Class C	1.74%
Actual		$ 1,000.00	$ 1,058.80	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.17	$ 8.70
Institutional Class	.73%
Actual		$ 1,000.00	$ 1,064.20	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66
Class Z	.60%
Actual		$ 1,000.00	$ 1,064.90	$ 3.07
HypotheticalA		$ 1,000.00	$ 1,021.82	$ 3.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	2.8	2.0
Wells Fargo & Co.	2.5	2.5
Noble Energy, Inc.	2.2	2.1
Schlumberger Ltd.	1.8	1.1
Verizon Communications, Inc.	1.8	0.0
Google, Inc. Class C	1.7	0.0
Google, Inc. Class A	1.7	4.8
Facebook, Inc. Class A	1.7	2.3
Berkshire Hathaway, Inc. Class A	1.6	1.6
Bank of America Corp.	1.5	1.5
	19.3
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.0	23.1
Financials	19.1	20.2
Health Care	13.7	14.0
Consumer Discretionary	13.7	18.0
Energy	10.8	5.7
Asset Allocation (% of fund's net assets)
As of June 30, 2014 *		As of December 31, 2013 **
	Stocks 98.0%		Stocks 98.1%
	Bonds† 0.0%		Bonds† 0.0%
	Convertible Securities 0.6%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 1.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	14.5%	** Foreign investments	10.3%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.6%
Automobiles - 1.2%
Harley-Davidson, Inc.	988,500	$ 69,047
Tesla Motors, Inc. (a)(d)	1,078,124	258,814
		327,861
Hotels, Restaurants & Leisure - 3.2%
ARAMARK Holdings Corp.	2,496,200	64,602
Buffalo Wild Wings, Inc. (a)	70,600	11,699
Chipotle Mexican Grill, Inc. (a)	222,324	131,729
Domino's Pizza, Inc.	1,629,218	119,080
Dunkin' Brands Group, Inc.	1,523,600	69,796
Marriott International, Inc. Class A	630,536	40,417
Starbucks Corp.	4,662,606	360,792
The Cheesecake Factory, Inc.	60,000	2,785
Whitbread PLC	1,314,202	99,164
Zoe's Kitchen, Inc. (d)	15,000	516
		900,580
Household Durables - 0.2%
D.R. Horton, Inc.	2,621,724	64,442
GoPro, Inc. Class A	62,400	2,530
		66,972
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	157,446	51,135
Liberty Interactive Corp. Series A (a)	2,397,734	70,397
priceline.com, Inc. (a)	127,567	153,463
Rakuten, Inc.	3,345,400	43,253
TripAdvisor, Inc. (a)	1,007,369	109,461
zulily, Inc. Class A (d)	1,392,100	57,006
		484,715
Media - 3.9%
Altice S.A.	288,200	20,079
Charter Communications, Inc. Class A (a)	482,625	76,438
Comcast Corp. Class A	5,892,100	316,288
DIRECTV (a)	1,655,200	140,709
Legend Pictures LLC (a)(h)(i)	11,303	20,379
Liberty Global PLC Class A (a)	1,622,305	71,738
Liberty Media Corp. Class A (a)	592,665	81,005
The Walt Disney Co.	2,008,500	172,209
Viacom, Inc. Class B (non-vtg.)	2,050,800	177,866
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	2,267	262
		1,076,973
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Macy's, Inc.	223,700	$ 12,979
Specialty Retail - 1.3%
AutoZone, Inc. (a)	49,850	26,732
Cabela's, Inc. Class A (a)(d)	1,029,700	64,253
O'Reilly Automotive, Inc. (a)	159,000	23,945
Tiffany & Co., Inc.	55,500	5,564
TJX Companies, Inc.	2,113,467	112,331
Tractor Supply Co.	966,024	58,348
World Duty Free SpA (a)	4,904,461	59,770
		350,943
Textiles, Apparel & Luxury Goods - 2.0%
Brunello Cucinelli SpA	270,072	6,139
China Hongxing Sports Ltd. (a)	6,000,000	277
Hermes International SCA	273,200	100,818
NIKE, Inc. Class B	3,172,589	246,034
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	3,563,770	212,009
		565,277
TOTAL CONSUMER DISCRETIONARY		3,786,300
CONSUMER STAPLES - 7.1%
Beverages - 1.2%
Anheuser-Busch InBev SA NV ADR (d)	906,061	104,143
Boston Beer Co., Inc. Class A (a)	375,903	84,022
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,659,800	146,278
		334,443
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	1,087,725	125,262
CVS Caremark Corp.	3,781,477	285,010
Walgreen Co.	3,531,574	261,796
		672,068
Food Products - 1.5%
Associated British Foods PLC	2,479,743	129,394
Keurig Green Mountain, Inc.	91,800	11,439
Mead Johnson Nutrition Co. Class A	1,078,100	100,447
Mondelez International, Inc.	4,441,843	167,058
		408,338
Household Products - 0.8%
Colgate-Palmolive Co.	3,375,349	230,131
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	3,580,644	$ 265,899
L'Oreal SA	463,401	79,856
		345,755
TOTAL CONSUMER STAPLES		1,990,735
ENERGY - 10.8%
Energy Equipment & Services - 2.2%
Oceaneering International, Inc.	1,468,899	114,765
Schlumberger Ltd.	4,317,027	509,193
		623,958
Oil, Gas & Consumable Fuels - 8.6%
Anadarko Petroleum Corp.	2,591,388	283,679
Antero Resources Corp.	2,161,656	141,869
BG Group PLC	2,563,400	54,179
Birchcliff Energy Ltd. (a)(f)	585,400	7,735
Cabot Oil & Gas Corp.	3,561,280	121,582
Chevron Corp.	1,050,500	137,143
Concho Resources, Inc. (a)	267,580	38,666
Continental Resources, Inc. (a)	447,922	70,790
Encana Corp.	1,452,500	34,412
EOG Resources, Inc.	3,321,660	388,169
EQT Corp.	439,400	46,972
Kinder Morgan Holding Co. LLC	637,800	23,127
Memorial Resource Development Corp.	1,226,100	29,868
Noble Energy, Inc.	7,814,200	605,288
Phillips 66 Partners LP	279,090	21,088
PrairieSky Royalty Ltd.	108,600	3,949
Range Resources Corp.	144,000	12,521
Rooster Energy Ltd. (a)(e)	9,425,000	4,681
Suncor Energy, Inc.	3,200,000	136,451
The Williams Companies, Inc.	2,790,330	162,425
Tourmaline Oil Corp. (a)	1,053,600	55,551
Tourmaline Oil Corp. (a)(f)	244,300	12,881
		2,393,026
TOTAL ENERGY		3,016,984
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 19.1%
Banks - 7.9%
Bank of America Corp.	27,354,427	$ 420,438
Bank of Ireland (a)	248,940,628	83,520
HDFC Bank Ltd. sponsored ADR	752,300	35,223
JPMorgan Chase & Co.	7,264,800	418,598
M&T Bank Corp.	22,300	2,766
Metro Bank PLC Class A (a)(i)	419,395	9,331
PNC Financial Services Group, Inc.	2,525,889	224,930
Standard Chartered PLC (United Kingdom)	4,146,753	84,735
U.S. Bancorp	5,297,514	229,488
Wells Fargo & Co.	13,253,156	696,586
		2,205,615
Capital Markets - 2.6%
Ameriprise Financial, Inc.	1,036,339	124,361
BlackRock, Inc. Class A	481,646	153,934
Charles Schwab Corp.	5,061,264	136,300
KKR & Co. LP	1,570,300	38,205
Morgan Stanley, Inc.	6,838,377	221,085
Oaktree Capital Group LLC Class A	1,105,876	55,283
		729,168
Consumer Finance - 1.2%
American Express Co.	3,223,347	305,799
Discover Financial Services	493,500	30,587
		336,386
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class A (a)	2,278	432,593
McGraw Hill Financial, Inc.	376,100	31,228
		463,821
Insurance - 4.8%
ACE Ltd.	1,189,595	123,361
AIA Group Ltd.	31,238,200	156,989
American International Group, Inc.	7,075,000	386,154
Fairfax Financial Holdings Ltd. (sub. vtg.)	229,100	108,688
Genworth Financial, Inc. Class A (a)	4,549,600	79,163
Marsh & McLennan Companies, Inc.	1,472,641	76,312
MetLife, Inc.	4,279,400	237,763
The Chubb Corp.	1,401,276	129,156
The Travelers Companies, Inc.	489,463	46,044
		1,343,630
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.5%
American Tower Corp.	1,457,575	$ 131,153
Equity Residential (SBI)	224,000	14,112
		145,265
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	2,847,000	107,360
TOTAL FINANCIALS		5,331,245
HEALTH CARE - 13.6%
Biotechnology - 4.0%
Agios Pharmaceuticals, Inc. (d)	1,210,662	55,473
Amgen, Inc.	1,077,444	127,537
Biogen Idec, Inc. (a)	946,186	298,342
BioMarin Pharmaceutical, Inc. (a)	670,845	41,733
CSL Ltd.	2,829,801	177,579
Gilead Sciences, Inc. (a)	4,939,220	409,511
Karyopharm Therapeutics, Inc.	128,200	5,968
Light Sciences Oncology, Inc. (a)	2,708,254	0*
RXi Pharmaceuticals Corp. warrants 2/4/15 (a)	228,571	99
		1,116,242
Health Care Equipment & Supplies - 1.6%
Align Technology, Inc. (a)	2,038,058	114,213
Boston Scientific Corp. (a)	7,042,615	89,934
Covidien PLC	298,300	26,901
DexCom, Inc. (a)	442,351	17,544
Edwards Lifesciences Corp. (a)	573,400	49,221
High Power Exploration (a)	58,562	39
Medtronic, Inc.	306,300	19,530
The Cooper Companies, Inc.	617,351	83,670
Zimmer Holdings, Inc.	554,669	57,608
		458,660
Health Care Providers & Services - 2.2%
Aetna, Inc.	283,948	23,023
Cigna Corp.	138,800	12,765
Henry Schein, Inc. (a)	977,562	116,007
UnitedHealth Group, Inc.	4,968,200	406,150
WellPoint, Inc.	444,600	47,843
		605,788
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.6%
Castlight Health, Inc.	1,325,100	$ 18,127
Castlight Health, Inc. Class B (d)	156,000	2,371
Cerner Corp. (a)	2,794,897	144,161
		164,659
Life Sciences Tools & Services - 2.5%
Eurofins Scientific SA	494,484	152,076
Illumina, Inc. (a)	651,744	116,362
Mettler-Toledo International, Inc. (a)	533,523	135,077
PAREXEL International Corp. (a)	1,093,350	57,773
Thermo Fisher Scientific, Inc.	1,328,635	156,779
Waters Corp. (a)	722,455	75,453
		693,520
Pharmaceuticals - 2.7%
Astellas Pharma, Inc.	8,807,700	115,826
Bristol-Myers Squibb Co.	1,527,900	74,118
Forest Laboratories, Inc. (a)	27,700	2,742
Johnson & Johnson	3,344,500	349,902
Novo Nordisk A/S Series B	1,725,050	79,616
Perrigo Co. PLC	501,485	73,096
Shire PLC	417,700	32,766
Teva Pharmaceutical Industries Ltd. sponsored ADR	522,000	27,363
		755,429
TOTAL HEALTH CARE		3,794,298
INDUSTRIALS - 8.1%
Aerospace & Defense - 0.4%
Precision Castparts Corp.	262,200	66,179
United Technologies Corp.	382,400	44,148
		110,327
Air Freight & Logistics - 0.3%
FedEx Corp.	18,800	2,846
United Parcel Service, Inc. Class B	679,100	69,716
		72,562
Airlines - 0.9%
American Airlines Group, Inc.	2,377,900	102,155
Ryanair Holdings PLC sponsored ADR (a)	1,592,295	88,850
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	992,000	$ 26,645
United Continental Holdings, Inc. (a)	425,200	17,463
		235,113
Building Products - 0.5%
Fortune Brands Home & Security, Inc.	1,740,808	69,510
Toto Ltd.	5,191,000	70,006
		139,516
Electrical Equipment - 1.3%
Eaton Corp. PLC	1,792,942	138,379
OSRAM Licht AG (a)	827,908	41,758
Rockwell Automation, Inc.	1,542,100	193,009
		373,146
Industrial Conglomerates - 0.7%
Danaher Corp.	2,556,168	201,247
Machinery - 0.3%
Cummins, Inc.	160,000	24,686
Fanuc Corp.	275,000	47,489
PACCAR, Inc.	163,016	10,242
		82,417
Professional Services - 0.4%
Verisk Analytics, Inc. (a)	1,883,256	113,033
Road & Rail - 2.8%
Canadian Pacific Railway Ltd. (d)	1,958,132	354,741
J.B. Hunt Transport Services, Inc.	690,830	50,969
Kansas City Southern	1,248,500	134,226
Union Pacific Corp.	2,412,532	240,650
		780,586
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
Class A (f)	320,800	12,376
Class A	2,433,111	93,869
Noble Group Ltd.	5,777,000	6,347
W.W. Grainger, Inc.	116,000	29,495
		142,087
TOTAL INDUSTRIALS		2,250,034
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 1.2%
F5 Networks, Inc. (a)	243,800	$ 27,169
QUALCOMM, Inc.	3,785,000	299,772
		326,941
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	3,047,753	293,621
Trimble Navigation Ltd. (a)	3,769,800	139,294
		432,915
Internet Software & Services - 6.5%
Akamai Technologies, Inc. (a)	2,573,000	157,107
Cornerstone OnDemand, Inc. (a)	1,131,200	52,058
Dropbox, Inc. (a)(i)	1,289,836	24,637
Facebook, Inc. Class A (a)	7,003,259	471,249
Google, Inc.:
Class A (a)	813,946	475,890
Class C (a)	838,746	482,514
Naver Corp.	27,325	22,546
Shutterstock, Inc. (a)(d)	582,650	48,348
SPS Commerce, Inc. (a)(e)	881,200	55,683
Yahoo!, Inc. (a)	836,824	29,398
		1,819,430
IT Services - 4.2%
Alliance Data Systems Corp. (a)	252,133	70,912
ASAC II LP (i)	9,408,021	144,422
Computer Sciences Corp.	1,117,563	70,630
Fidelity National Information Services, Inc.	1,687,730	92,386
Fiserv, Inc. (a)	1,425,232	85,970
Gartner, Inc. Class A (a)	937,300	66,098
MasterCard, Inc. Class A	2,100,835	154,348
Quindell PLC (d)	10,937,232	43,051
Total System Services, Inc.	2,278,200	71,558
Visa, Inc. Class A	1,729,324	364,386
		1,163,761
Semiconductors & Semiconductor Equipment - 0.7%
Avago Technologies Ltd.	655,500	47,242
Freescale Semiconductor, Inc. (a)	2,089,430	49,102
GT Advanced Technologies, Inc. (a)(d)	1,451,700	27,002
Integrated Device Technology, Inc. (a)	763,400	11,802
Micron Technology, Inc. (a)	89,100	2,936
NXP Semiconductors NV (a)	379,000	25,082
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
SunEdison, Inc. (a)	1,445,400	$ 32,666
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	388,700	8,314
		204,146
Software - 5.2%
Activision Blizzard, Inc.	1,455,453	32,457
Adobe Systems, Inc. (a)	973,400	70,435
Concur Technologies, Inc. (a)(d)	465,072	43,410
Microsoft Corp.	18,992,213	791,981
Mu Sigma, Inc. (a)(i)	619,826	20,206
NetSuite, Inc. (a)	959,489	83,360
Oracle Corp.	517,200	20,962
salesforce.com, Inc. (a)	3,317,188	192,662
ServiceNow, Inc. (a)	1,142,743	70,804
The Rubicon Project, Inc.	102,148	1,312
Trion World Network, Inc.:
warrants 8/10/17 (a)(i)	18,952	0 *
warrants 10/3/18 (a)(i)	27,736	0 *
Ultimate Software Group, Inc. (a)	512,887	70,866
Workday, Inc. Class A (a)	498,931	44,834
		1,443,289
Technology Hardware, Storage & Peripherals - 0.3%
First Data Holdings, Inc. Class B (g)(i)	15,456,860	61,827
SanDisk Corp.	198,200	20,698
		82,525
TOTAL INFORMATION TECHNOLOGY		5,473,007
MATERIALS - 4.2%
Chemicals - 3.0%
Airgas, Inc.	788,300	85,854
CF Industries Holdings, Inc.	116,200	27,950
Eastman Chemical Co.	1,109,450	96,910
Ecolab, Inc.	1,278,932	142,396
Filtrona PLC	2,391,886	31,254
Monsanto Co.	1,477,567	184,312
PPG Industries, Inc.	873,659	183,599
Sherwin-Williams Co.	445,736	92,227
Westlake Chemical Corp.	33,300	2,789
		847,291
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - 0.0%
Eagle Materials, Inc.	14,203	$ 1,339
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	696,720	73,567
Metals & Mining - 0.6%
B2Gold Corp. (a)	19,404,232	56,555
Franco-Nevada Corp.	894,961	51,372
GoviEx Uranium, Inc. (e)(f)	23,200	50
GoviEx Uranium, Inc.:
Class A (e)	851,865	1,648
Class B (e)	2,625,135	5,078
Tahoe Resources, Inc. (a)	2,435,000	63,759
		178,462
Paper & Forest Products - 0.3%
International Paper Co.	1,590,283	80,262
TOTAL MATERIALS		1,180,921
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	10,313,000	504,615
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	236,000	7,934
TOTAL TELECOMMUNICATION SERVICES		512,549
UTILITIES - 0.0%
Multi-Utilities - 0.0%
YTL Corp. Bhd	9,481,926	4,784
TOTAL COMMON STOCKS (Cost $19,789,761)		27,340,857
Convertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (i)	5,575,412	25,758
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(i)	165,366	$ 858
TOTAL CONSUMER DISCRETIONARY		26,616
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. (a)(i)	516,522	16,730
Life Sciences Tools & Services - 0.1%
Living Proof, Inc. 8.00% (a)(i)	10,369,703	18,400
TOTAL HEALTH CARE		35,130
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.3%
Dropbox, Inc.:
Series A (a)(i)	299,518	5,721
Series C (i)	161,770	3,090
Pinterest, Inc. (a)(i)	1,761,729	29,923
Pinterest, Inc. Series E, 8.00% (i)	2,640,631	44,852
		83,586
Software - 0.1%
Cloudera, Inc. Series F (i)	312,284	5,134
Mobileye NV Series F (i)	398,824	13,919
Trion World Network, Inc.:
8.00% (a)(i)	50,840	92
Series C, 8.00% (a)(i)	602,295	1,090
Series C-1, 8.00% (a)(i)	47,380	86
		20,321
TOTAL INFORMATION TECHNOLOGY		103,907
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $151,099)		165,653
Corporate Bonds - 0.0%
		Principal Amount (j) (000s)	Value (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (i)		$ 172	$ 172
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	3,571	5,428
TOTAL CORPORATE BONDS (Cost $4,865)			5,600
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	415,722,045	415,722
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	543,004,584	543,005
TOTAL MONEY MARKET FUNDS (Cost $958,727)		958,727
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $20,904,452)		28,470,837
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(563,153)
NET ASSETS - 100%		$ 27,907,684
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,042,000 or 0.1% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $446,889,000 or 1.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 94,080
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 25,758
Cloudera, Inc. Series F	2/5/14	$ 4,547
Dropbox, Inc.	5/2/12	$ 11,672
Dropbox, Inc. Series A	5/29/12	$ 2,710
Dropbox, Inc. Series C	1/30/14	$ 3,090
First Data Holdings, Inc. Class B	6/26/14	$ 61,827
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 3,024
Intarcia Therapeutics, Inc.	11/14/12	$ 7,040
Legend Pictures LLC	9/23/10 - 12/18/12	$ 12,915
Living Proof, Inc. 8.00%	2/13/13	$ 18,400
Metro Bank PLC Class A	5/21/12 - 12/6/13	$ 7,617
Mobileye NV Series F	8/15/13	$ 13,919
Mu Sigma, Inc.	12/21/12	$ 15,000
Pinterest, Inc.	5/15/14	$ 29,923
Security	Acquisition Date	Acquisition Cost (000s)
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 38,370
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0 *
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0 *
Trion World Network, Inc. 8.00%	3/20/13	$ 267
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 260
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13	$ 172
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 2,267
(j) Amount is stated in United States dollars unless otherwise stated.

* Amount represents less than $1,000.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 373
Fidelity Securities Lending Cash Central Fund	1,708
Total	$ 2,081
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
GoviEx Uranium, Inc. 144A	$ -	$ 50	$ -	$ -	$ 50
GoviEx Uranium, Inc. Class A	-	-	-	-	1,648
GoviEx Uranium, Inc. Class B	-	-	-	-	5,078
Rooster Energy Ltd.	4,880	-	-	-	4,681
SPS Commerce, Inc.	57,542	-	-	-	55,683
Total	$ 62,422	$ 50	$ -	$ -	$ 67,140
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,812,916	$ 3,722,129	$ 43,253	$ 47,534
Consumer Staples	1,990,735	1,990,735	-	-
Energy	3,016,984	3,016,984	-	-
Financials	5,331,245	5,238,394	83,520	9,331
Health Care	3,829,428	3,547,825	246,434	35,169
Industrials	2,250,034	2,132,539	117,495	-
Information Technology	5,576,914	5,221,915	-	354,999
Materials	1,180,921	1,174,145	6,776	-
Telecommunication Services	512,549	512,549	-	-
Utilities	4,784	4,784	-	-
Corporate Bonds	5,600	-	5,428	172
Money Market Funds	958,727	958,727	-	-
Total Investments in Securities:	$ 28,470,837	$ 27,520,726	$ 502,906	$ 447,205
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Equities - Information Technology
Beginning Balance	$ 195,173
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	60,438
Cost of Purchases	99,388
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 354,999
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ 60,438
Other Investments in Securities
Beginning Balance	$ 102,667
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	5,037
Cost of Purchases	-
Proceeds of Sales	(15,498)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 92,206
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ 8,987

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation<s> are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.5%
Canada	3.2%
United Kingdom	2.1%
Curacao	1.8%
Ireland	1.5%
Japan	1.1%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $523,384) - See accompanying schedule: Unaffiliated issuers (cost $19,912,602)	$ 27,444,970
Fidelity Central Funds (cost $958,727)	958,727
Other affiliated issuers (cost $33,123)	67,140
Total Investments (cost $20,904,452)		$ 28,470,837
Foreign currency held at value (cost $6)		6
Receivable for investments sold		86,157
Receivable for fund shares sold		29,847
Dividends receivable		14,799
Interest receivable		820
Distributions receivable from Fidelity Central Funds		381
Other receivables		541
Total assets		28,603,388

Liabilities
Payable for investments purchased Regular delivery	$ 38,914
Delayed delivery	61,827
Payable for fund shares redeemed	29,359
Accrued management fee	11,732
Distribution and service plan fees payable	6,071
Other affiliated payables	4,192
Other payables and accrued expenses	604
Collateral on securities loaned, at value	543,005
Total liabilities		695,704

Net Assets		$ 27,907,684
Net Assets consist of:
Paid in capital		$ 18,431,104
Accumulated net investment loss		(322)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,910,474
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,566,428
Net Assets		$ 27,907,684

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,108,832 ÷ 326,557 shares)	$ 27.89

Maximum offering price per share (100/94.25 of $27.89)	$ 29.59
Class T: Net Asset Value and redemption price per share ($2,244,200 ÷ 82,039 shares)	$ 27.36

Maximum offering price per share (100/96.50 of $27.36)	$ 28.35
Class B: Net Asset Value and offering price per share ($202,195 ÷ 7,893 shares)A	$ 25.62

Class C: Net Asset Value and offering price per share ($3,771,516 ÷ 146,115 shares)A	$ 25.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,399,870 ÷ 436,646 shares)	$ 28.40

Class Z: Net Asset Value, offering price and redemption price per share ($181,071 ÷ 6,367 shares)	$ 28.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 130,429
Interest		262
Income from Fidelity Central Funds		2,081
Total income		132,772

Expenses
Management fee Basic fee	$ 73,426
Performance adjustment	(1,707)
Transfer agent fees	23,996
Distribution and service plan fees	35,372
Accounting and security lending fees	1,025
Custodian fees and expenses	263
Independent trustees' compensation	53
Registration fees	438
Audit	59
Legal	23
Miscellaneous	108
Total expenses before reductions	133,056
Expense reductions	(312)	132,744
Net investment income (loss)		28
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,986,648
Foreign currency transactions	(202)
Total net realized gain (loss)		1,986,446
Change in net unrealized appreciation (depreciation) on: Investment securities	(342,521)
Assets and liabilities in foreign currencies	18
Total change in net unrealized appreciation (depreciation)		(342,503)
Net gain (loss)		1,643,943
Net increase (decrease) in net assets resulting from operations		$ 1,643,971

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28	$ 3,847
Net realized gain (loss)	1,986,446	3,952,245
Change in net unrealized appreciation (depreciation)	(342,503)	2,582,538
Net increase (decrease) in net assets resulting from operations	1,643,971	6,538,630
Distributions to shareholders from net realized gain	(75,720)	(3,209,309)
Share transactions - net increase (decrease)	345,555	1,757,190
Total increase (decrease) in net assets	1,913,806	5,086,511

Net Assets
Beginning of period	25,993,878	20,907,367
End of period (including accumulated net investment loss of $322 and accumulated net investment loss of $350, respectively)	$ 27,907,684	$ 25,993,878

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.32	$ 22.75	$ 19.72	$ 19.96	$ 17.24	$ 13.36
Income from Investment Operations
Net investment income (loss) E	-K	.01	.03	(.05)	(.05)	-K
Net realized and unrealized gain (loss)	1.65	7.21	3.09	(.15)	2.81	3.89
Total from investment operations	1.65	7.22	3.12	(.20)	2.76	3.89
Distributions from net realized gain	(.08)	(3.65)	(.09)	(.04)	(.04)	(.01)
Net asset value, end of period	$ 27.89	$ 26.32	$ 22.75	$ 19.72	$ 19.96	$ 17.24
Total ReturnB, C, D	6.27%	32.36%	15.84%	(1.04)%	16.07%	29.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.98%A	.94%	1.01%	1.08%	1.14%	1.19%
Expenses net of fee waivers, if any	.98%A	.94%	1.01%	1.08%	1.14%	1.19%
Expenses net of all reductions	.98%A	.94%	1.00%	1.07%	1.13%	1.18%
Net investment income (loss)	.01%A	.02%	.13%	(.23)%	(.28)%	-%H
Supplemental Data
Net assets, end of period (in millions)	$ 9,109	$ 8,634	$ 6,459	$ 5,809	$ 5,603	$ 4,265
Portfolio turnover rateG	70%A	79%	47%	58%	47%J	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.84	$ 22.44	$ 19.46	$ 19.74	$ 17.08	$ 13.26
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	(.02)	(.10)	(.09)	(.04)
Net realized and unrealized gain (loss)	1.63	7.11	3.04	(.14)	2.78	3.86
Total from investment operations	1.60	7.05	3.02	(.24)	2.69	3.82
Distributions from net realized gain	(.08)	(3.65)	(.04)	(.04)	(.03)	-
Net asset value, end of period	$ 27.36	$ 25.84	$ 22.44	$ 19.46	$ 19.74	$ 17.08
Total ReturnB, C, D	6.19%	32.05%	15.52%	(1.25)%	15.81%	28.81%
Ratios to Average Net Assets F, H
Expenses before reductions	1.23%A	1.18%	1.25%	1.32%	1.38%	1.45%
Expenses net of fee waivers, if any	1.23%A	1.18%	1.25%	1.32%	1.38%	1.45%
Expenses net of all reductions	1.23%A	1.18%	1.24%	1.32%	1.38%	1.44%
Net investment income (loss)	(.23)%A	(.22)%	(.11)%	(.48)%	(.52)%	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,244	$ 2,134	$ 1,795	$ 1,640	$ 1,756	$ 1,557
Portfolio turnover rateG	70%A	79%	47%	58%	47%I	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.27	$ 21.37	$ 18.60	$ 18.95	$ 16.49	$ 12.88
Income from Investment Operations
Net investment income (loss) E	(.10)	(.19)	(.14)	(.20)	(.19)	(.11)
Net realized and unrealized gain (loss)	1.53	6.74	2.91	(.15)	2.68	3.72
Total from investment operations	1.43	6.55	2.77	(.35)	2.49	3.61
Distributions from net realized gain	(.08)	(3.65)	-	-	(.03)	-
Net asset value, end of period	$ 25.62	$ 24.27	$ 21.37	$ 18.60	$ 18.95	$ 16.49
Total ReturnB, C, D	5.89%	31.31%	14.89%	(1.85)%	15.14%	28.03%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78%A	1.75%	1.82%	1.89%	1.96%	2.01%
Expenses net of fee waivers, if any	1.78%A	1.75%	1.82%	1.89%	1.96%	2.00%
Expenses net of all reductions	1.77%A	1.75%	1.81%	1.89%	1.95%	1.99%
Net investment income (loss)	(.78)%A	(.79)%	(.68)%	(1.05)%	(1.10)%	(.81)%
Supplemental Data
Net assets, end of period (in millions)	$ 202	$ 213	$ 239	$ 309	$ 410	$ 401
Portfolio turnover rateG	70%A	79%	47%	58%	47%I	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.45	$ 21.49	$ 18.70	$ 19.03	$ 16.55	$ 12.92
Income from Investment Operations
Net investment income (loss) E	(.09)	(.18)	(.13)	(.19)	(.17)	(.11)
Net realized and unrealized gain (loss)	1.53	6.79	2.92	(.14)	2.68	3.74
Total from investment operations	1.44	6.61	2.79	(.33)	2.51	3.63
Distributions from net realized gain	(.08)	(3.65)	-	-	(.03)	-
Net asset value, end of period	$ 25.81	$ 24.45	$ 21.49	$ 18.70	$ 19.03	$ 16.55
Total ReturnB, C, D	5.88%	31.41%	14.92%	(1.73)%	15.21%	28.10%
Ratios to Average Net Assets F,H
Expenses before reductions	1.74%A	1.69%	1.75%	1.83%	1.88%	1.95%
Expenses net of fee waivers, if any	1.74%A	1.69%	1.75%	1.83%	1.88%	1.95%
Expenses net of all reductions	1.73%A	1.69%	1.75%	1.82%	1.88%	1.94%
Net investment income (loss)	(.74)%A	(.73)%	(.62)%	(.98)%	(1.02)%	(.76)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,772	$ 3,459	$ 2,515	$ 2,133	$ 2,138	$ 1,799
Portfolio turnover rateG	70%A	79%	47%	58%	47%I	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.76	$ 23.02	$ 19.96	$ 20.14	$ 17.39	$ 13.49
Income from Investment Operations
Net investment income (loss) D	.04	.07	.09	.01	(.01)	.03
Net realized and unrealized gain (loss)	1.68	7.32	3.12	(.15)	2.85	3.93
Total from investment operations	1.72	7.39	3.21	(.14)	2.84	3.96
Distributions from net investment income	-	-	(.02)	-	-	(.02)
Distributions from net realized gain	(.08)	(3.65)	(.13)	(.04)	(.09)	(.04)
Total distributions	(.08)	(3.65)	(.15)	(.04)	(.09)	(.06)
Net asset value, end of period	$ 28.40	$ 26.76	$ 23.02	$ 19.96	$ 20.14	$ 17.39
Total ReturnB, C	6.42%	32.73%	16.11%	(.73)%	16.34%	29.37%
Ratios to Average Net Assets E,G
Expenses before reductions	.73%A	.68%	.74%	.81%	.89%	.96%
Expenses net of fee waivers, if any	.73%A	.68%	.74%	.81%	.89%	.96%
Expenses net of all reductions	.73%A	.68%	.74%	.81%	.89%	.95%
Net investment income (loss)	.27%A	.28%	.39%	.03%	(.04)%	.24%
Supplemental Data
Net assets, end of period (in millions)	$ 12,400	$ 11,477	$ 9,898	$ 7,169	$ 5,898	$ 4,225
Portfolio turnover rateF	70%A	79%	47%	58%	47%H	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended June 30, 2014	Year ended December 31,
	(Unaudited)	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 26.78	$ 27.42
Income from Investment Operations
Net investment income (loss) D	.05	.01
Net realized and unrealized gain (loss)	1.69	3.00
Total from investment operations	1.74	3.01
Distributions from net realized gain	(.08)	(3.65)
Net asset value, end of period	$ 28.44	$ 26.78
Total ReturnB, C	6.49%	11.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.60%A	.55%A
Expenses net of fee waivers, if any	.60%A	.55%A
Expenses net of all reductions	.60%A	.55%A
Net investment income (loss)	.40%A	.14%A
Supplemental Data
Net assets, end of period (in millions)	$ 181	$ 77
Portfolio turnover rateF	70%A	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

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3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 281,380	Adjusted book value	Book value multiple	1.0	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Discount rate	0.5%	Decrease
			Transaction price	$4.00 - $19.10 / $8.30	Increase
		Market comparable	EV/EBITDA multiple	8.0 - 13.9 / 12.9	Increase
			Price to earnings multiple	25.0	Increase
		Partnership NAV	Discount rate	10.0%	Decrease
Convertible Preferred Stocks	$ 165,653	Expected distribution	Recovery rate	5.2%	Increase
		Last transaction price	Transaction price	$1.77 - $34.90 / $18.80	Increase
		Market comparable	EV/EBITDA multiple	8.0	Increase
			EV/Sales multiple	10.7	Increase
		Replacement cost	Liquidity preference	$4.62	Increase
Corporate Bonds	$ 172	Last transaction price	Transaction price	$100.00	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,806,252
Gross unrealized depreciation	(264,821)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,541,431

Tax cost	$ 20,929,406

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Capital loss carryforwards were as follows:

Fiscal year of expiration
2015	$ (3,959)

The Fund acquired $3,959 of capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,979 per year.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,359,520 and $9,124,996, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,973	$ 446
Class T	.25%	.25%	5,423	51
Class B	.75%	.25%	1,026	772
Class C	.75%	.25%	17,950	2,650
			$ 35,372	$ 3,919

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 832
Class T	118
Class B*	53
Class C*	98
$ 1,101

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,005.18
Class T	1,931.18
Class B	230.22
Class C	3,279.18
Institutional Class	10,519.18
Class Z	32.05
	$ 23,996

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $118 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $404. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,708, including $16 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $312 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013A
From net realized gain
Class A	$ 24,872	$ 1,060,799
Class T	6,274	265,920
Class B	649	28,256
Class C	10,876	450,260
Institutional Class	32,688	1,402,183
Class Z	361	1,891
Total	$ 75,720	$ 3,209,309

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013A	Six months ended June 30, 2014	Year ended December 31, 2013A
Class A
Shares sold	30,953	65,693	$ 828,334	$ 1,709,859
Reinvestment of distributions	851	38,006	22,828	963,449
Shares redeemed	(33,343)	(59,581)	(892,572)	(1,554,286)
Net increase (decrease)	(1,539)	44,118	$ (41,410)	$ 1,119,022
Class T
Shares sold	6,058	11,842	$ 159,035	$ 302,804
Reinvestment of distributions	217	9,694	5,724	241,279
Shares redeemed	(6,835)	(18,916)	(179,213)	(492,682)
Net increase (decrease)	(560)	2,620	$ (14,454)	$ 51,401
Class B
Shares sold	106	357	$ 2,617	$ 8,651
Reinvestment of distributions	23	1,033	559	24,155
Shares redeemed	(992)	(3,840)	(24,359)	(90,160)
Net increase (decrease)	(863)	(2,450)	$ (21,183)	$ (57,354)
Class C
Shares sold	12,719	26,314	$ 315,386	$ 642,662
Reinvestment of distributions	353	15,356	8,801	361,789
Shares redeemed	(8,427)	(17,222)	(209,134)	(423,433)
Net increase (decrease)	4,645	24,448	$ 115,053	$ 581,018

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013A	Six months ended June 30, 2014	Year ended December 31, 2013A
Institutional Class
Shares sold	54,572	113,996	$ 1,486,200	$ 2,983,413
Reinvestment of distributions	1,003	44,982	27,380	1,159,198
Shares redeemed	(47,896)	(160,011)	(1,299,295)	(4,155,899)
Net increase (decrease)	7,679	(1,033)	$ 214,285	$ (13,288)
Class Z
Shares sold	3,874	2,843	$ 103,625	$ 75,653
Reinvestment of distributions	13	73	361	1,891
Shares redeemed	(394)	(42)	(10,722)	(1,153)
Net increase (decrease)	3,493	2,874	$ 93,264	$ 76,391

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

ANIF-USAN-0814
1.803541.110

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor ®

New Insights

Fund - Class Z

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	.98%
Actual		$ 1,000.00	$ 1,062.70	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Class T	1.23%
Actual		$ 1,000.00	$ 1,061.90	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.16
Class B	1.78%
Actual		$ 1,000.00	$ 1,058.90	$ 9.09
HypotheticalA		$ 1,000.00	$ 1,015.97	$ 8.90
Class C	1.74%
Actual		$ 1,000.00	$ 1,058.80	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.17	$ 8.70
Institutional Class	.73%
Actual		$ 1,000.00	$ 1,064.20	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66
Class Z	.60%
Actual		$ 1,000.00	$ 1,064.90	$ 3.07
HypotheticalA		$ 1,000.00	$ 1,021.82	$ 3.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	2.8	2.0
Wells Fargo & Co.	2.5	2.5
Noble Energy, Inc.	2.2	2.1
Schlumberger Ltd.	1.8	1.1
Verizon Communications, Inc.	1.8	0.0
Google, Inc. Class C	1.7	0.0
Google, Inc. Class A	1.7	4.8
Facebook, Inc. Class A	1.7	2.3
Berkshire Hathaway, Inc. Class A	1.6	1.6
Bank of America Corp.	1.5	1.5
	19.3
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.0	23.1
Financials	19.1	20.2
Health Care	13.7	14.0
Consumer Discretionary	13.7	18.0
Energy	10.8	5.7
Asset Allocation (% of fund's net assets)
As of June 30, 2014 *		As of December 31, 2013 **
	Stocks 98.0%		Stocks 98.1%
	Bonds† 0.0%		Bonds† 0.0%
	Convertible Securities 0.6%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 1.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	14.5%	** Foreign investments	10.3%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.6%
Automobiles - 1.2%
Harley-Davidson, Inc.	988,500	$ 69,047
Tesla Motors, Inc. (a)(d)	1,078,124	258,814
		327,861
Hotels, Restaurants & Leisure - 3.2%
ARAMARK Holdings Corp.	2,496,200	64,602
Buffalo Wild Wings, Inc. (a)	70,600	11,699
Chipotle Mexican Grill, Inc. (a)	222,324	131,729
Domino's Pizza, Inc.	1,629,218	119,080
Dunkin' Brands Group, Inc.	1,523,600	69,796
Marriott International, Inc. Class A	630,536	40,417
Starbucks Corp.	4,662,606	360,792
The Cheesecake Factory, Inc.	60,000	2,785
Whitbread PLC	1,314,202	99,164
Zoe's Kitchen, Inc. (d)	15,000	516
		900,580
Household Durables - 0.2%
D.R. Horton, Inc.	2,621,724	64,442
GoPro, Inc. Class A	62,400	2,530
		66,972
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	157,446	51,135
Liberty Interactive Corp. Series A (a)	2,397,734	70,397
priceline.com, Inc. (a)	127,567	153,463
Rakuten, Inc.	3,345,400	43,253
TripAdvisor, Inc. (a)	1,007,369	109,461
zulily, Inc. Class A (d)	1,392,100	57,006
		484,715
Media - 3.9%
Altice S.A.	288,200	20,079
Charter Communications, Inc. Class A (a)	482,625	76,438
Comcast Corp. Class A	5,892,100	316,288
DIRECTV (a)	1,655,200	140,709
Legend Pictures LLC (a)(h)(i)	11,303	20,379
Liberty Global PLC Class A (a)	1,622,305	71,738
Liberty Media Corp. Class A (a)	592,665	81,005
The Walt Disney Co.	2,008,500	172,209
Viacom, Inc. Class B (non-vtg.)	2,050,800	177,866
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	2,267	262
		1,076,973
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Macy's, Inc.	223,700	$ 12,979
Specialty Retail - 1.3%
AutoZone, Inc. (a)	49,850	26,732
Cabela's, Inc. Class A (a)(d)	1,029,700	64,253
O'Reilly Automotive, Inc. (a)	159,000	23,945
Tiffany & Co., Inc.	55,500	5,564
TJX Companies, Inc.	2,113,467	112,331
Tractor Supply Co.	966,024	58,348
World Duty Free SpA (a)	4,904,461	59,770
		350,943
Textiles, Apparel & Luxury Goods - 2.0%
Brunello Cucinelli SpA	270,072	6,139
China Hongxing Sports Ltd. (a)	6,000,000	277
Hermes International SCA	273,200	100,818
NIKE, Inc. Class B	3,172,589	246,034
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	3,563,770	212,009
		565,277
TOTAL CONSUMER DISCRETIONARY		3,786,300
CONSUMER STAPLES - 7.1%
Beverages - 1.2%
Anheuser-Busch InBev SA NV ADR (d)	906,061	104,143
Boston Beer Co., Inc. Class A (a)	375,903	84,022
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,659,800	146,278
		334,443
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	1,087,725	125,262
CVS Caremark Corp.	3,781,477	285,010
Walgreen Co.	3,531,574	261,796
		672,068
Food Products - 1.5%
Associated British Foods PLC	2,479,743	129,394
Keurig Green Mountain, Inc.	91,800	11,439
Mead Johnson Nutrition Co. Class A	1,078,100	100,447
Mondelez International, Inc.	4,441,843	167,058
		408,338
Household Products - 0.8%
Colgate-Palmolive Co.	3,375,349	230,131
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	3,580,644	$ 265,899
L'Oreal SA	463,401	79,856
		345,755
TOTAL CONSUMER STAPLES		1,990,735
ENERGY - 10.8%
Energy Equipment & Services - 2.2%
Oceaneering International, Inc.	1,468,899	114,765
Schlumberger Ltd.	4,317,027	509,193
		623,958
Oil, Gas & Consumable Fuels - 8.6%
Anadarko Petroleum Corp.	2,591,388	283,679
Antero Resources Corp.	2,161,656	141,869
BG Group PLC	2,563,400	54,179
Birchcliff Energy Ltd. (a)(f)	585,400	7,735
Cabot Oil & Gas Corp.	3,561,280	121,582
Chevron Corp.	1,050,500	137,143
Concho Resources, Inc. (a)	267,580	38,666
Continental Resources, Inc. (a)	447,922	70,790
Encana Corp.	1,452,500	34,412
EOG Resources, Inc.	3,321,660	388,169
EQT Corp.	439,400	46,972
Kinder Morgan Holding Co. LLC	637,800	23,127
Memorial Resource Development Corp.	1,226,100	29,868
Noble Energy, Inc.	7,814,200	605,288
Phillips 66 Partners LP	279,090	21,088
PrairieSky Royalty Ltd.	108,600	3,949
Range Resources Corp.	144,000	12,521
Rooster Energy Ltd. (a)(e)	9,425,000	4,681
Suncor Energy, Inc.	3,200,000	136,451
The Williams Companies, Inc.	2,790,330	162,425
Tourmaline Oil Corp. (a)	1,053,600	55,551
Tourmaline Oil Corp. (a)(f)	244,300	12,881
		2,393,026
TOTAL ENERGY		3,016,984
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 19.1%
Banks - 7.9%
Bank of America Corp.	27,354,427	$ 420,438
Bank of Ireland (a)	248,940,628	83,520
HDFC Bank Ltd. sponsored ADR	752,300	35,223
JPMorgan Chase & Co.	7,264,800	418,598
M&T Bank Corp.	22,300	2,766
Metro Bank PLC Class A (a)(i)	419,395	9,331
PNC Financial Services Group, Inc.	2,525,889	224,930
Standard Chartered PLC (United Kingdom)	4,146,753	84,735
U.S. Bancorp	5,297,514	229,488
Wells Fargo & Co.	13,253,156	696,586
		2,205,615
Capital Markets - 2.6%
Ameriprise Financial, Inc.	1,036,339	124,361
BlackRock, Inc. Class A	481,646	153,934
Charles Schwab Corp.	5,061,264	136,300
KKR & Co. LP	1,570,300	38,205
Morgan Stanley, Inc.	6,838,377	221,085
Oaktree Capital Group LLC Class A	1,105,876	55,283
		729,168
Consumer Finance - 1.2%
American Express Co.	3,223,347	305,799
Discover Financial Services	493,500	30,587
		336,386
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class A (a)	2,278	432,593
McGraw Hill Financial, Inc.	376,100	31,228
		463,821
Insurance - 4.8%
ACE Ltd.	1,189,595	123,361
AIA Group Ltd.	31,238,200	156,989
American International Group, Inc.	7,075,000	386,154
Fairfax Financial Holdings Ltd. (sub. vtg.)	229,100	108,688
Genworth Financial, Inc. Class A (a)	4,549,600	79,163
Marsh & McLennan Companies, Inc.	1,472,641	76,312
MetLife, Inc.	4,279,400	237,763
The Chubb Corp.	1,401,276	129,156
The Travelers Companies, Inc.	489,463	46,044
		1,343,630
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.5%
American Tower Corp.	1,457,575	$ 131,153
Equity Residential (SBI)	224,000	14,112
		145,265
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	2,847,000	107,360
TOTAL FINANCIALS		5,331,245
HEALTH CARE - 13.6%
Biotechnology - 4.0%
Agios Pharmaceuticals, Inc. (d)	1,210,662	55,473
Amgen, Inc.	1,077,444	127,537
Biogen Idec, Inc. (a)	946,186	298,342
BioMarin Pharmaceutical, Inc. (a)	670,845	41,733
CSL Ltd.	2,829,801	177,579
Gilead Sciences, Inc. (a)	4,939,220	409,511
Karyopharm Therapeutics, Inc.	128,200	5,968
Light Sciences Oncology, Inc. (a)	2,708,254	0*
RXi Pharmaceuticals Corp. warrants 2/4/15 (a)	228,571	99
		1,116,242
Health Care Equipment & Supplies - 1.6%
Align Technology, Inc. (a)	2,038,058	114,213
Boston Scientific Corp. (a)	7,042,615	89,934
Covidien PLC	298,300	26,901
DexCom, Inc. (a)	442,351	17,544
Edwards Lifesciences Corp. (a)	573,400	49,221
High Power Exploration (a)	58,562	39
Medtronic, Inc.	306,300	19,530
The Cooper Companies, Inc.	617,351	83,670
Zimmer Holdings, Inc.	554,669	57,608
		458,660
Health Care Providers & Services - 2.2%
Aetna, Inc.	283,948	23,023
Cigna Corp.	138,800	12,765
Henry Schein, Inc. (a)	977,562	116,007
UnitedHealth Group, Inc.	4,968,200	406,150
WellPoint, Inc.	444,600	47,843
		605,788
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.6%
Castlight Health, Inc.	1,325,100	$ 18,127
Castlight Health, Inc. Class B (d)	156,000	2,371
Cerner Corp. (a)	2,794,897	144,161
		164,659
Life Sciences Tools & Services - 2.5%
Eurofins Scientific SA	494,484	152,076
Illumina, Inc. (a)	651,744	116,362
Mettler-Toledo International, Inc. (a)	533,523	135,077
PAREXEL International Corp. (a)	1,093,350	57,773
Thermo Fisher Scientific, Inc.	1,328,635	156,779
Waters Corp. (a)	722,455	75,453
		693,520
Pharmaceuticals - 2.7%
Astellas Pharma, Inc.	8,807,700	115,826
Bristol-Myers Squibb Co.	1,527,900	74,118
Forest Laboratories, Inc. (a)	27,700	2,742
Johnson & Johnson	3,344,500	349,902
Novo Nordisk A/S Series B	1,725,050	79,616
Perrigo Co. PLC	501,485	73,096
Shire PLC	417,700	32,766
Teva Pharmaceutical Industries Ltd. sponsored ADR	522,000	27,363
		755,429
TOTAL HEALTH CARE		3,794,298
INDUSTRIALS - 8.1%
Aerospace & Defense - 0.4%
Precision Castparts Corp.	262,200	66,179
United Technologies Corp.	382,400	44,148
		110,327
Air Freight & Logistics - 0.3%
FedEx Corp.	18,800	2,846
United Parcel Service, Inc. Class B	679,100	69,716
		72,562
Airlines - 0.9%
American Airlines Group, Inc.	2,377,900	102,155
Ryanair Holdings PLC sponsored ADR (a)	1,592,295	88,850
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	992,000	$ 26,645
United Continental Holdings, Inc. (a)	425,200	17,463
		235,113
Building Products - 0.5%
Fortune Brands Home & Security, Inc.	1,740,808	69,510
Toto Ltd.	5,191,000	70,006
		139,516
Electrical Equipment - 1.3%
Eaton Corp. PLC	1,792,942	138,379
OSRAM Licht AG (a)	827,908	41,758
Rockwell Automation, Inc.	1,542,100	193,009
		373,146
Industrial Conglomerates - 0.7%
Danaher Corp.	2,556,168	201,247
Machinery - 0.3%
Cummins, Inc.	160,000	24,686
Fanuc Corp.	275,000	47,489
PACCAR, Inc.	163,016	10,242
		82,417
Professional Services - 0.4%
Verisk Analytics, Inc. (a)	1,883,256	113,033
Road & Rail - 2.8%
Canadian Pacific Railway Ltd. (d)	1,958,132	354,741
J.B. Hunt Transport Services, Inc.	690,830	50,969
Kansas City Southern	1,248,500	134,226
Union Pacific Corp.	2,412,532	240,650
		780,586
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
Class A (f)	320,800	12,376
Class A	2,433,111	93,869
Noble Group Ltd.	5,777,000	6,347
W.W. Grainger, Inc.	116,000	29,495
		142,087
TOTAL INDUSTRIALS		2,250,034
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 1.2%
F5 Networks, Inc. (a)	243,800	$ 27,169
QUALCOMM, Inc.	3,785,000	299,772
		326,941
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	3,047,753	293,621
Trimble Navigation Ltd. (a)	3,769,800	139,294
		432,915
Internet Software & Services - 6.5%
Akamai Technologies, Inc. (a)	2,573,000	157,107
Cornerstone OnDemand, Inc. (a)	1,131,200	52,058
Dropbox, Inc. (a)(i)	1,289,836	24,637
Facebook, Inc. Class A (a)	7,003,259	471,249
Google, Inc.:
Class A (a)	813,946	475,890
Class C (a)	838,746	482,514
Naver Corp.	27,325	22,546
Shutterstock, Inc. (a)(d)	582,650	48,348
SPS Commerce, Inc. (a)(e)	881,200	55,683
Yahoo!, Inc. (a)	836,824	29,398
		1,819,430
IT Services - 4.2%
Alliance Data Systems Corp. (a)	252,133	70,912
ASAC II LP (i)	9,408,021	144,422
Computer Sciences Corp.	1,117,563	70,630
Fidelity National Information Services, Inc.	1,687,730	92,386
Fiserv, Inc. (a)	1,425,232	85,970
Gartner, Inc. Class A (a)	937,300	66,098
MasterCard, Inc. Class A	2,100,835	154,348
Quindell PLC (d)	10,937,232	43,051
Total System Services, Inc.	2,278,200	71,558
Visa, Inc. Class A	1,729,324	364,386
		1,163,761
Semiconductors & Semiconductor Equipment - 0.7%
Avago Technologies Ltd.	655,500	47,242
Freescale Semiconductor, Inc. (a)	2,089,430	49,102
GT Advanced Technologies, Inc. (a)(d)	1,451,700	27,002
Integrated Device Technology, Inc. (a)	763,400	11,802
Micron Technology, Inc. (a)	89,100	2,936
NXP Semiconductors NV (a)	379,000	25,082
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
SunEdison, Inc. (a)	1,445,400	$ 32,666
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	388,700	8,314
		204,146
Software - 5.2%
Activision Blizzard, Inc.	1,455,453	32,457
Adobe Systems, Inc. (a)	973,400	70,435
Concur Technologies, Inc. (a)(d)	465,072	43,410
Microsoft Corp.	18,992,213	791,981
Mu Sigma, Inc. (a)(i)	619,826	20,206
NetSuite, Inc. (a)	959,489	83,360
Oracle Corp.	517,200	20,962
salesforce.com, Inc. (a)	3,317,188	192,662
ServiceNow, Inc. (a)	1,142,743	70,804
The Rubicon Project, Inc.	102,148	1,312
Trion World Network, Inc.:
warrants 8/10/17 (a)(i)	18,952	0 *
warrants 10/3/18 (a)(i)	27,736	0 *
Ultimate Software Group, Inc. (a)	512,887	70,866
Workday, Inc. Class A (a)	498,931	44,834
		1,443,289
Technology Hardware, Storage & Peripherals - 0.3%
First Data Holdings, Inc. Class B (g)(i)	15,456,860	61,827
SanDisk Corp.	198,200	20,698
		82,525
TOTAL INFORMATION TECHNOLOGY		5,473,007
MATERIALS - 4.2%
Chemicals - 3.0%
Airgas, Inc.	788,300	85,854
CF Industries Holdings, Inc.	116,200	27,950
Eastman Chemical Co.	1,109,450	96,910
Ecolab, Inc.	1,278,932	142,396
Filtrona PLC	2,391,886	31,254
Monsanto Co.	1,477,567	184,312
PPG Industries, Inc.	873,659	183,599
Sherwin-Williams Co.	445,736	92,227
Westlake Chemical Corp.	33,300	2,789
		847,291
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - 0.0%
Eagle Materials, Inc.	14,203	$ 1,339
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	696,720	73,567
Metals & Mining - 0.6%
B2Gold Corp. (a)	19,404,232	56,555
Franco-Nevada Corp.	894,961	51,372
GoviEx Uranium, Inc. (e)(f)	23,200	50
GoviEx Uranium, Inc.:
Class A (e)	851,865	1,648
Class B (e)	2,625,135	5,078
Tahoe Resources, Inc. (a)	2,435,000	63,759
		178,462
Paper & Forest Products - 0.3%
International Paper Co.	1,590,283	80,262
TOTAL MATERIALS		1,180,921
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	10,313,000	504,615
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	236,000	7,934
TOTAL TELECOMMUNICATION SERVICES		512,549
UTILITIES - 0.0%
Multi-Utilities - 0.0%
YTL Corp. Bhd	9,481,926	4,784
TOTAL COMMON STOCKS (Cost $19,789,761)		27,340,857
Convertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (i)	5,575,412	25,758
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(i)	165,366	$ 858
TOTAL CONSUMER DISCRETIONARY		26,616
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. (a)(i)	516,522	16,730
Life Sciences Tools & Services - 0.1%
Living Proof, Inc. 8.00% (a)(i)	10,369,703	18,400
TOTAL HEALTH CARE		35,130
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.3%
Dropbox, Inc.:
Series A (a)(i)	299,518	5,721
Series C (i)	161,770	3,090
Pinterest, Inc. (a)(i)	1,761,729	29,923
Pinterest, Inc. Series E, 8.00% (i)	2,640,631	44,852
		83,586
Software - 0.1%
Cloudera, Inc. Series F (i)	312,284	5,134
Mobileye NV Series F (i)	398,824	13,919
Trion World Network, Inc.:
8.00% (a)(i)	50,840	92
Series C, 8.00% (a)(i)	602,295	1,090
Series C-1, 8.00% (a)(i)	47,380	86
		20,321
TOTAL INFORMATION TECHNOLOGY		103,907
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $151,099)		165,653
Corporate Bonds - 0.0%
		Principal Amount (j) (000s)	Value (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (i)		$ 172	$ 172
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	3,571	5,428
TOTAL CORPORATE BONDS (Cost $4,865)			5,600
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	415,722,045	415,722
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	543,004,584	543,005
TOTAL MONEY MARKET FUNDS (Cost $958,727)		958,727
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $20,904,452)		28,470,837
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(563,153)
NET ASSETS - 100%		$ 27,907,684
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,042,000 or 0.1% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $446,889,000 or 1.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 94,080
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 25,758
Cloudera, Inc. Series F	2/5/14	$ 4,547
Dropbox, Inc.	5/2/12	$ 11,672
Dropbox, Inc. Series A	5/29/12	$ 2,710
Dropbox, Inc. Series C	1/30/14	$ 3,090
First Data Holdings, Inc. Class B	6/26/14	$ 61,827
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 3,024
Intarcia Therapeutics, Inc.	11/14/12	$ 7,040
Legend Pictures LLC	9/23/10 - 12/18/12	$ 12,915
Living Proof, Inc. 8.00%	2/13/13	$ 18,400
Metro Bank PLC Class A	5/21/12 - 12/6/13	$ 7,617
Mobileye NV Series F	8/15/13	$ 13,919
Mu Sigma, Inc.	12/21/12	$ 15,000
Pinterest, Inc.	5/15/14	$ 29,923
Security	Acquisition Date	Acquisition Cost (000s)
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 38,370
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0 *
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0 *
Trion World Network, Inc. 8.00%	3/20/13	$ 267
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 260
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13	$ 172
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 2,267
(j) Amount is stated in United States dollars unless otherwise stated.

* Amount represents less than $1,000.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 373
Fidelity Securities Lending Cash Central Fund	1,708
Total	$ 2,081
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
GoviEx Uranium, Inc. 144A	$ -	$ 50	$ -	$ -	$ 50
GoviEx Uranium, Inc. Class A	-	-	-	-	1,648
GoviEx Uranium, Inc. Class B	-	-	-	-	5,078
Rooster Energy Ltd.	4,880	-	-	-	4,681
SPS Commerce, Inc.	57,542	-	-	-	55,683
Total	$ 62,422	$ 50	$ -	$ -	$ 67,140
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,812,916	$ 3,722,129	$ 43,253	$ 47,534
Consumer Staples	1,990,735	1,990,735	-	-
Energy	3,016,984	3,016,984	-	-
Financials	5,331,245	5,238,394	83,520	9,331
Health Care	3,829,428	3,547,825	246,434	35,169
Industrials	2,250,034	2,132,539	117,495	-
Information Technology	5,576,914	5,221,915	-	354,999
Materials	1,180,921	1,174,145	6,776	-
Telecommunication Services	512,549	512,549	-	-
Utilities	4,784	4,784	-	-
Corporate Bonds	5,600	-	5,428	172
Money Market Funds	958,727	958,727	-	-
Total Investments in Securities:	$ 28,470,837	$ 27,520,726	$ 502,906	$ 447,205
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Equities - Information Technology
Beginning Balance	$ 195,173
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	60,438
Cost of Purchases	99,388
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 354,999
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ 60,438
Other Investments in Securities
Beginning Balance	$ 102,667
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	5,037
Cost of Purchases	-
Proceeds of Sales	(15,498)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 92,206
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ 8,987

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation<s> are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.5%
Canada	3.2%
United Kingdom	2.1%
Curacao	1.8%
Ireland	1.5%
Japan	1.1%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $523,384) - See accompanying schedule: Unaffiliated issuers (cost $19,912,602)	$ 27,444,970
Fidelity Central Funds (cost $958,727)	958,727
Other affiliated issuers (cost $33,123)	67,140
Total Investments (cost $20,904,452)		$ 28,470,837
Foreign currency held at value (cost $6)		6
Receivable for investments sold		86,157
Receivable for fund shares sold		29,847
Dividends receivable		14,799
Interest receivable		820
Distributions receivable from Fidelity Central Funds		381
Other receivables		541
Total assets		28,603,388

Liabilities
Payable for investments purchased Regular delivery	$ 38,914
Delayed delivery	61,827
Payable for fund shares redeemed	29,359
Accrued management fee	11,732
Distribution and service plan fees payable	6,071
Other affiliated payables	4,192
Other payables and accrued expenses	604
Collateral on securities loaned, at value	543,005
Total liabilities		695,704

Net Assets		$ 27,907,684
Net Assets consist of:
Paid in capital		$ 18,431,104
Accumulated net investment loss		(322)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,910,474
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,566,428
Net Assets		$ 27,907,684

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,108,832 ÷ 326,557 shares)	$ 27.89

Maximum offering price per share (100/94.25 of $27.89)	$ 29.59
Class T: Net Asset Value and redemption price per share ($2,244,200 ÷ 82,039 shares)	$ 27.36

Maximum offering price per share (100/96.50 of $27.36)	$ 28.35
Class B: Net Asset Value and offering price per share ($202,195 ÷ 7,893 shares)A	$ 25.62

Class C: Net Asset Value and offering price per share ($3,771,516 ÷ 146,115 shares)A	$ 25.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,399,870 ÷ 436,646 shares)	$ 28.40

Class Z: Net Asset Value, offering price and redemption price per share ($181,071 ÷ 6,367 shares)	$ 28.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 130,429
Interest		262
Income from Fidelity Central Funds		2,081
Total income		132,772

Expenses
Management fee Basic fee	$ 73,426
Performance adjustment	(1,707)
Transfer agent fees	23,996
Distribution and service plan fees	35,372
Accounting and security lending fees	1,025
Custodian fees and expenses	263
Independent trustees' compensation	53
Registration fees	438
Audit	59
Legal	23
Miscellaneous	108
Total expenses before reductions	133,056
Expense reductions	(312)	132,744
Net investment income (loss)		28
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,986,648
Foreign currency transactions	(202)
Total net realized gain (loss)		1,986,446
Change in net unrealized appreciation (depreciation) on: Investment securities	(342,521)
Assets and liabilities in foreign currencies	18
Total change in net unrealized appreciation (depreciation)		(342,503)
Net gain (loss)		1,643,943
Net increase (decrease) in net assets resulting from operations		$ 1,643,971

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28	$ 3,847
Net realized gain (loss)	1,986,446	3,952,245
Change in net unrealized appreciation (depreciation)	(342,503)	2,582,538
Net increase (decrease) in net assets resulting from operations	1,643,971	6,538,630
Distributions to shareholders from net realized gain	(75,720)	(3,209,309)
Share transactions - net increase (decrease)	345,555	1,757,190
Total increase (decrease) in net assets	1,913,806	5,086,511

Net Assets
Beginning of period	25,993,878	20,907,367
End of period (including accumulated net investment loss of $322 and accumulated net investment loss of $350, respectively)	$ 27,907,684	$ 25,993,878

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.32	$ 22.75	$ 19.72	$ 19.96	$ 17.24	$ 13.36
Income from Investment Operations
Net investment income (loss) E	-K	.01	.03	(.05)	(.05)	-K
Net realized and unrealized gain (loss)	1.65	7.21	3.09	(.15)	2.81	3.89
Total from investment operations	1.65	7.22	3.12	(.20)	2.76	3.89
Distributions from net realized gain	(.08)	(3.65)	(.09)	(.04)	(.04)	(.01)
Net asset value, end of period	$ 27.89	$ 26.32	$ 22.75	$ 19.72	$ 19.96	$ 17.24
Total ReturnB, C, D	6.27%	32.36%	15.84%	(1.04)%	16.07%	29.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.98%A	.94%	1.01%	1.08%	1.14%	1.19%
Expenses net of fee waivers, if any	.98%A	.94%	1.01%	1.08%	1.14%	1.19%
Expenses net of all reductions	.98%A	.94%	1.00%	1.07%	1.13%	1.18%
Net investment income (loss)	.01%A	.02%	.13%	(.23)%	(.28)%	-%H
Supplemental Data
Net assets, end of period (in millions)	$ 9,109	$ 8,634	$ 6,459	$ 5,809	$ 5,603	$ 4,265
Portfolio turnover rateG	70%A	79%	47%	58%	47%J	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.84	$ 22.44	$ 19.46	$ 19.74	$ 17.08	$ 13.26
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	(.02)	(.10)	(.09)	(.04)
Net realized and unrealized gain (loss)	1.63	7.11	3.04	(.14)	2.78	3.86
Total from investment operations	1.60	7.05	3.02	(.24)	2.69	3.82
Distributions from net realized gain	(.08)	(3.65)	(.04)	(.04)	(.03)	-
Net asset value, end of period	$ 27.36	$ 25.84	$ 22.44	$ 19.46	$ 19.74	$ 17.08
Total ReturnB, C, D	6.19%	32.05%	15.52%	(1.25)%	15.81%	28.81%
Ratios to Average Net Assets F, H
Expenses before reductions	1.23%A	1.18%	1.25%	1.32%	1.38%	1.45%
Expenses net of fee waivers, if any	1.23%A	1.18%	1.25%	1.32%	1.38%	1.45%
Expenses net of all reductions	1.23%A	1.18%	1.24%	1.32%	1.38%	1.44%
Net investment income (loss)	(.23)%A	(.22)%	(.11)%	(.48)%	(.52)%	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,244	$ 2,134	$ 1,795	$ 1,640	$ 1,756	$ 1,557
Portfolio turnover rateG	70%A	79%	47%	58%	47%I	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.27	$ 21.37	$ 18.60	$ 18.95	$ 16.49	$ 12.88
Income from Investment Operations
Net investment income (loss) E	(.10)	(.19)	(.14)	(.20)	(.19)	(.11)
Net realized and unrealized gain (loss)	1.53	6.74	2.91	(.15)	2.68	3.72
Total from investment operations	1.43	6.55	2.77	(.35)	2.49	3.61
Distributions from net realized gain	(.08)	(3.65)	-	-	(.03)	-
Net asset value, end of period	$ 25.62	$ 24.27	$ 21.37	$ 18.60	$ 18.95	$ 16.49
Total ReturnB, C, D	5.89%	31.31%	14.89%	(1.85)%	15.14%	28.03%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78%A	1.75%	1.82%	1.89%	1.96%	2.01%
Expenses net of fee waivers, if any	1.78%A	1.75%	1.82%	1.89%	1.96%	2.00%
Expenses net of all reductions	1.77%A	1.75%	1.81%	1.89%	1.95%	1.99%
Net investment income (loss)	(.78)%A	(.79)%	(.68)%	(1.05)%	(1.10)%	(.81)%
Supplemental Data
Net assets, end of period (in millions)	$ 202	$ 213	$ 239	$ 309	$ 410	$ 401
Portfolio turnover rateG	70%A	79%	47%	58%	47%I	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.45	$ 21.49	$ 18.70	$ 19.03	$ 16.55	$ 12.92
Income from Investment Operations
Net investment income (loss) E	(.09)	(.18)	(.13)	(.19)	(.17)	(.11)
Net realized and unrealized gain (loss)	1.53	6.79	2.92	(.14)	2.68	3.74
Total from investment operations	1.44	6.61	2.79	(.33)	2.51	3.63
Distributions from net realized gain	(.08)	(3.65)	-	-	(.03)	-
Net asset value, end of period	$ 25.81	$ 24.45	$ 21.49	$ 18.70	$ 19.03	$ 16.55
Total ReturnB, C, D	5.88%	31.41%	14.92%	(1.73)%	15.21%	28.10%
Ratios to Average Net Assets F,H
Expenses before reductions	1.74%A	1.69%	1.75%	1.83%	1.88%	1.95%
Expenses net of fee waivers, if any	1.74%A	1.69%	1.75%	1.83%	1.88%	1.95%
Expenses net of all reductions	1.73%A	1.69%	1.75%	1.82%	1.88%	1.94%
Net investment income (loss)	(.74)%A	(.73)%	(.62)%	(.98)%	(1.02)%	(.76)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,772	$ 3,459	$ 2,515	$ 2,133	$ 2,138	$ 1,799
Portfolio turnover rateG	70%A	79%	47%	58%	47%I	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.76	$ 23.02	$ 19.96	$ 20.14	$ 17.39	$ 13.49
Income from Investment Operations
Net investment income (loss) D	.04	.07	.09	.01	(.01)	.03
Net realized and unrealized gain (loss)	1.68	7.32	3.12	(.15)	2.85	3.93
Total from investment operations	1.72	7.39	3.21	(.14)	2.84	3.96
Distributions from net investment income	-	-	(.02)	-	-	(.02)
Distributions from net realized gain	(.08)	(3.65)	(.13)	(.04)	(.09)	(.04)
Total distributions	(.08)	(3.65)	(.15)	(.04)	(.09)	(.06)
Net asset value, end of period	$ 28.40	$ 26.76	$ 23.02	$ 19.96	$ 20.14	$ 17.39
Total ReturnB, C	6.42%	32.73%	16.11%	(.73)%	16.34%	29.37%
Ratios to Average Net Assets E,G
Expenses before reductions	.73%A	.68%	.74%	.81%	.89%	.96%
Expenses net of fee waivers, if any	.73%A	.68%	.74%	.81%	.89%	.96%
Expenses net of all reductions	.73%A	.68%	.74%	.81%	.89%	.95%
Net investment income (loss)	.27%A	.28%	.39%	.03%	(.04)%	.24%
Supplemental Data
Net assets, end of period (in millions)	$ 12,400	$ 11,477	$ 9,898	$ 7,169	$ 5,898	$ 4,225
Portfolio turnover rateF	70%A	79%	47%	58%	47%H	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended June 30, 2014	Year ended December 31,
	(Unaudited)	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 26.78	$ 27.42
Income from Investment Operations
Net investment income (loss) D	.05	.01
Net realized and unrealized gain (loss)	1.69	3.00
Total from investment operations	1.74	3.01
Distributions from net realized gain	(.08)	(3.65)
Net asset value, end of period	$ 28.44	$ 26.78
Total ReturnB, C	6.49%	11.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.60%A	.55%A
Expenses net of fee waivers, if any	.60%A	.55%A
Expenses net of all reductions	.60%A	.55%A
Net investment income (loss)	.40%A	.14%A
Supplemental Data
Net assets, end of period (in millions)	$ 181	$ 77
Portfolio turnover rateF	70%A	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

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3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 281,380	Adjusted book value	Book value multiple	1.0	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Discount rate	0.5%	Decrease
			Transaction price	$4.00 - $19.10 / $8.30	Increase
		Market comparable	EV/EBITDA multiple	8.0 - 13.9 / 12.9	Increase
			Price to earnings multiple	25.0	Increase
		Partnership NAV	Discount rate	10.0%	Decrease
Convertible Preferred Stocks	$ 165,653	Expected distribution	Recovery rate	5.2%	Increase
		Last transaction price	Transaction price	$1.77 - $34.90 / $18.80	Increase
		Market comparable	EV/EBITDA multiple	8.0	Increase
			EV/Sales multiple	10.7	Increase
		Replacement cost	Liquidity preference	$4.62	Increase
Corporate Bonds	$ 172	Last transaction price	Transaction price	$100.00	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,806,252
Gross unrealized depreciation	(264,821)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,541,431

Tax cost	$ 20,929,406

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Capital loss carryforwards were as follows:

Fiscal year of expiration
2015	$ (3,959)

The Fund acquired $3,959 of capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,979 per year.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,359,520 and $9,124,996, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,973	$ 446
Class T	.25%	.25%	5,423	51
Class B	.75%	.25%	1,026	772
Class C	.75%	.25%	17,950	2,650
			$ 35,372	$ 3,919

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 832
Class T	118
Class B*	53
Class C*	98
$ 1,101

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,005.18
Class T	1,931.18
Class B	230.22
Class C	3,279.18
Institutional Class	10,519.18
Class Z	32.05
	$ 23,996

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $118 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $404. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,708, including $16 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $312 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013A
From net realized gain
Class A	$ 24,872	$ 1,060,799
Class T	6,274	265,920
Class B	649	28,256
Class C	10,876	450,260
Institutional Class	32,688	1,402,183
Class Z	361	1,891
Total	$ 75,720	$ 3,209,309

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013A	Six months ended June 30, 2014	Year ended December 31, 2013A
Class A
Shares sold	30,953	65,693	$ 828,334	$ 1,709,859
Reinvestment of distributions	851	38,006	22,828	963,449
Shares redeemed	(33,343)	(59,581)	(892,572)	(1,554,286)
Net increase (decrease)	(1,539)	44,118	$ (41,410)	$ 1,119,022
Class T
Shares sold	6,058	11,842	$ 159,035	$ 302,804
Reinvestment of distributions	217	9,694	5,724	241,279
Shares redeemed	(6,835)	(18,916)	(179,213)	(492,682)
Net increase (decrease)	(560)	2,620	$ (14,454)	$ 51,401
Class B
Shares sold	106	357	$ 2,617	$ 8,651
Reinvestment of distributions	23	1,033	559	24,155
Shares redeemed	(992)	(3,840)	(24,359)	(90,160)
Net increase (decrease)	(863)	(2,450)	$ (21,183)	$ (57,354)
Class C
Shares sold	12,719	26,314	$ 315,386	$ 642,662
Reinvestment of distributions	353	15,356	8,801	361,789
Shares redeemed	(8,427)	(17,222)	(209,134)	(423,433)
Net increase (decrease)	4,645	24,448	$ 115,053	$ 581,018

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013A	Six months ended June 30, 2014	Year ended December 31, 2013A
Institutional Class
Shares sold	54,572	113,996	$ 1,486,200	$ 2,983,413
Reinvestment of distributions	1,003	44,982	27,380	1,159,198
Shares redeemed	(47,896)	(160,011)	(1,299,295)	(4,155,899)
Net increase (decrease)	7,679	(1,033)	$ 214,285	$ (13,288)
Class Z
Shares sold	3,874	2,843	$ 103,625	$ 75,653
Reinvestment of distributions	13	73	361	1,891
Shares redeemed	(394)	(42)	(10,722)	(1,153)
Net increase (decrease)	3,493	2,874	$ 93,264	$ 76,391

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to December 31, 2013.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

ANIFZ-USAN-0814
1.9585876.100

Fidelity Advisor®

Series Opportunistic Insights Fund

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Actual	.87%	$ 1,000.00	$ 1,039.50	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.48	$ 4.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	6.7	5.3
Gilead Sciences, Inc.	3.1	3.9
Google, Inc. Class C	2.9	0.0
Google, Inc. Class A	2.9	5.7
Biogen Idec, Inc.	2.7	2.7
Berkshire Hathaway, Inc. Class A	2.6	2.5
Wells Fargo & Co.	2.3	1.5
EOG Resources, Inc.	2.1	1.7
Johnson & Johnson	2.1	1.4
American Express Co.	1.9	1.7
	29.3
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.6	30.3
Consumer Discretionary	17.3	20.0
Health Care	15.6	14.9
Financials	11.5	12.7
Industrials	7.7	7.3
Asset Allocation (% of fund's net assets)
As of June 30, 2014 *		As of December 31, 2013 **
	Stocks 95.6%		Stocks 99.4%
	Convertible Securities 0.6%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 3.8%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	9.1%	** Foreign investments	8.3%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CONSUMER DISCRETIONARY - 17.2%
Automobiles - 1.5%
Harley-Davidson, Inc.	26,697	$ 1,864,785
Tesla Motors, Inc. (a)(d)	42,110	10,108,927
		11,973,712
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	27,300	706,524
Buffalo Wild Wings, Inc. (a)	6,025	998,403
Chipotle Mexican Grill, Inc. (a)	11,629	6,890,299
Domino's Pizza, Inc.	4,300	314,287
International Game Technology	5,700	90,687
Marriott International, Inc. Class A	60,600	3,884,460
Starbucks Corp.	164,500	12,729,010
The Cheesecake Factory, Inc.	3,600	167,112
Whitbread PLC	22,568	1,702,883
		27,483,665
Household Durables - 0.1%
Garmin Ltd.	7,000	426,300
GoPro, Inc. Class A	1,800	72,990
		499,290
Internet & Catalog Retail - 5.3%
Amazon.com, Inc. (a)	42,693	13,865,833
Liberty Interactive Corp. (Venture Group) Series A (a)	5,400	398,520
Netflix, Inc. (a)	6,961	3,067,017
priceline.com, Inc. (a)	10,200	12,270,600
Rakuten, Inc.	41,200	532,679
TripAdvisor, Inc. (a)	123,934	13,466,668
		43,601,317
Leisure Products - 0.3%
Polaris Industries, Inc.	20,300	2,643,872
Media - 2.8%
Altice S.A.	9,300	647,931
CBS Corp. Class B	1,788	111,106
Charter Communications, Inc. Class A (a)	5,397	854,777
Comcast Corp. Class A	79,868	4,287,314
DIRECTV (a)	10,600	901,106
DISH Network Corp. Class A (a)	18,900	1,230,012
Liberty Global PLC:
Class A (a)	76,748	3,393,797
Class C	73,948	3,128,740
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp. Class A (a)	49,002	$ 6,697,593
The Walt Disney Co.	20,400	1,749,096
		23,001,472
Multiline Retail - 0.3%
B&M European Value Retail S.A.	125,350	589,941
Macy's, Inc.	6,800	394,536
Next PLC	14,000	1,551,384
		2,535,861
Specialty Retail - 1.5%
AutoZone, Inc. (a)	2,200	1,179,728
Five Below, Inc. (a)	509	20,314
O'Reilly Automotive, Inc. (a)	11,326	1,705,696
Tiffany & Co., Inc.	1,600	160,400
TJX Companies, Inc.	172,275	9,156,416
		12,222,554
Textiles, Apparel & Luxury Goods - 2.1%
NIKE, Inc. Class B	132,845	10,302,130
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	122,900	7,311,321
		17,613,451
TOTAL CONSUMER DISCRETIONARY		141,575,194
CONSUMER STAPLES - 7.5%
Beverages - 0.7%
Anheuser-Busch InBev SA NV ADR	18,200	2,091,908
Boston Beer Co., Inc. Class A (a)	15,131	3,382,081
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,000	88,130
Monster Beverage Corp. (a)	2,300	163,369
		5,725,488
Food & Staples Retailing - 1.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,800	49,308
Costco Wholesale Corp.	41,800	4,813,688
CVS Caremark Corp.	96,424	7,267,477
Sprouts Farmers Market LLC	34,449	1,127,171
Walgreen Co.	18,306	1,357,024
		14,614,668
Food Products - 2.0%
Associated British Foods PLC	184,632	9,634,206
Greencore Group PLC	1,400	6,364
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Kellogg Co.	1,100	$ 72,270
Keurig Green Mountain, Inc.	4,800	598,128
Mead Johnson Nutrition Co. Class A	6,200	577,654
Mondelez International, Inc.	158,435	5,958,740
Want Want China Holdings Ltd.	70,000	100,614
		16,947,976
Household Products - 1.6%
Colgate-Palmolive Co.	191,635	13,065,674
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	149,884	11,130,386
L'Oreal SA	1,922	331,211
		11,461,597
TOTAL CONSUMER STAPLES		61,815,403
ENERGY - 4.7%
Energy Equipment & Services - 1.0%
FMC Technologies, Inc. (a)	4,000	244,280
Schlumberger Ltd.	71,450	8,427,528
		8,671,808
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.	11,300	1,237,011
Antero Resources Corp.	6,800	446,284
BG Group PLC	15,100	319,150
Birchcliff Energy Ltd. (a)	9,200	121,569
Canadian Natural Resources Ltd.	17,200	790,325
Chevron Corp.	2,700	352,485
Cimarex Energy Co.	4,900	702,954
Concho Resources, Inc. (a)	7,000	1,011,500
Continental Resources, Inc. (a)(d)	24,605	3,888,574
EOG Resources, Inc.	147,986	17,293,644
EQT Corp.	7,800	833,820
Kinder Morgan Holding Co. LLC	16,500	598,290
MPLX LP	1,102	71,079
Noble Energy, Inc.	3,000	232,380
Painted Pony Petroleum Ltd. (a)	300	3,838
Phillips 66 Partners LP	2,900	219,124
Pioneer Natural Resources Co.	400	91,924
PrairieSky Royalty Ltd.	3,200	116,358
Range Resources Corp.	8,100	704,295
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	1,900	$ 81,018
The Williams Companies, Inc.	16,800	977,928
Tourmaline Oil Corp. (a)	500	26,362
		30,119,912
TOTAL ENERGY		38,791,720
FINANCIALS - 11.5%
Banks - 4.4%
Banco Santander Chile sponsored ADR	24,100	637,445
Bank of America Corp.	205,500	3,158,535
Citigroup, Inc.	97,973	4,614,528
HDFC Bank Ltd. sponsored ADR	11,200	524,384
JPMorgan Chase & Co.	30,900	1,780,458
M&T Bank Corp. (d)	24,715	3,065,896
The Toronto-Dominion Bank	17,700	911,167
U.S. Bancorp	45,431	1,968,071
Wells Fargo & Co.	367,704	19,326,522
		35,987,006
Capital Markets - 1.3%
Ameriprise Financial, Inc.	12,700	1,524,000
BlackRock, Inc. Class A	17,947	5,735,861
Charles Schwab Corp.	59,800	1,610,414
Morgan Stanley, Inc.	34,358	1,110,794
Oaktree Capital Group LLC Class A	22,200	1,109,778
		11,090,847
Consumer Finance - 2.0%
American Express Co.	160,945	15,268,852
Discover Financial Services	17,000	1,053,660
		16,322,512
Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc. Class A (a)	111	21,078,956
McGraw Hill Financial, Inc.	12,800	1,062,784
		22,141,740
Insurance - 1.0%
ACE Ltd.	7,564	784,387
Admiral Group PLC	11,800	312,813
AIA Group Ltd.	13,200	66,337
American International Group, Inc.	18,500	1,009,730
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Aon PLC	1,800	$ 162,162
Direct Line Insurance Group PLC	77,900	359,692
Marsh & McLennan Companies, Inc.	62,122	3,219,162
MetLife, Inc.	7,400	411,144
Prudential PLC	79,272	1,816,237
The Chubb Corp.	6,638	611,824
		8,753,488
Real Estate Investment Trusts - 0.1%
American Tower Corp.	1,800	161,964
Equity Residential (SBI)	7,900	497,700
		659,664
TOTAL FINANCIALS		94,955,257
HEALTH CARE - 15.6%
Biotechnology - 6.3%
Agios Pharmaceuticals, Inc. (d)	7,800	357,396
Akebia Therapeutics, Inc. (a)	1,900	52,801
Alexion Pharmaceuticals, Inc. (a)	8,600	1,343,750
Amgen, Inc.	2,313	273,790
Biogen Idec, Inc. (a)	70,851	22,340,029
Enanta Pharmaceuticals, Inc. (a)	10,374	446,808
Gilead Sciences, Inc. (a)	308,605	25,586,441
Karyopharm Therapeutics, Inc.	3,800	176,890
Ligand Pharmaceuticals, Inc. Class B (a)	1,200	74,748
OvaScience, Inc. (a)	130,900	1,200,353
Synageva BioPharma Corp. (a)	1,293	135,506
		51,988,512
Health Care Equipment & Supplies - 0.8%
Becton, Dickinson & Co.	700	82,810
Boston Scientific Corp. (a)	149,300	1,906,561
C.R. Bard, Inc.	3,300	471,933
Covidien PLC	9,000	811,620
DexCom, Inc. (a)	15,772	625,518
Medtronic, Inc.	12,421	791,963
Stryker Corp.	2,000	168,640
Zimmer Holdings, Inc.	15,100	1,568,286
		6,427,331
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.3%
Aetna, Inc.	10,714	$ 868,691
AmerisourceBergen Corp.	26,825	1,949,105
Cardinal Health, Inc.	16,850	1,155,236
Cigna Corp.	4,500	413,865
Henry Schein, Inc. (a)	53,993	6,407,349
MWI Veterinary Supply, Inc. (a)	2,017	286,394
UnitedHealth Group, Inc.	79,734	6,518,255
WellPoint, Inc.	14,100	1,517,301
		19,116,196
Health Care Technology - 0.5%
Castlight Health, Inc. Class B (d)	5,600	85,120
Cerner Corp. (a)	78,319	4,039,694
		4,124,814
Life Sciences Tools & Services - 1.0%
Eurofins Scientific SA	1,000	307,545
Illumina, Inc. (a)	4,586	818,784
Mettler-Toledo International, Inc. (a)	11,755	2,976,131
Thermo Fisher Scientific, Inc.	31,481	3,714,758
Waters Corp. (a)	800	83,552
		7,900,770
Pharmaceuticals - 4.7%
AbbVie, Inc.	160,809	9,076,060
Actavis PLC (a)	10,665	2,378,828
Astellas Pharma, Inc.	96,600	1,270,345
Bayer AG	1,800	254,238
Biodelivery Sciences International, Inc. (a)	257,433	3,107,216
Bristol-Myers Squibb Co.	41,768	2,026,166
Forest Laboratories, Inc. (a)	15,550	1,539,450
Johnson & Johnson	163,174	17,071,264
Novo Nordisk A/S Series B	5,700	263,072
Ono Pharmaceutical Co. Ltd.	700	61,502
Shire PLC	6,800	533,413
Teva Pharmaceutical Industries Ltd. sponsored ADR	15,600	817,752
Theravance, Inc. (a)	5,700	169,746
Valeant Pharmaceuticals International (Canada) (a)	4,700	594,366
		39,163,418
TOTAL HEALTH CARE		128,721,041
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.2%
AeroVironment, Inc. (a)	6,382	$ 202,948
Honeywell International, Inc.	16,427	1,526,890
Lockheed Martin Corp.	500	80,365
Precision Castparts Corp.	20,809	5,252,192
The Boeing Co.	12,068	1,535,412
TransDigm Group, Inc.	293	49,007
United Technologies Corp.	12,100	1,396,945
		10,043,759
Air Freight & Logistics - 0.3%
FedEx Corp.	10,000	1,513,800
United Parcel Service, Inc. Class B	5,119	525,517
XPO Logistics, Inc. (a)(d)	32,853	940,253
		2,979,570
Airlines - 0.3%
American Airlines Group, Inc.	16,400	704,544
Delta Air Lines, Inc.	4,300	166,496
Ryanair Holdings PLC sponsored ADR (a)	5,200	290,160
Southwest Airlines Co.	39,100	1,050,226
United Continental Holdings, Inc. (a)	15,300	628,371
		2,839,797
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	6,800	271,524
Toto Ltd.	27,000	364,123
		635,647
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	31,800	1,694,304
Electrical Equipment - 0.5%
Generac Holdings, Inc.	77,300	3,767,602
Rockwell Automation, Inc.	1,100	137,676
		3,905,278
Industrial Conglomerates - 1.6%
3M Co.	29,923	4,286,171
Danaher Corp.	110,520	8,701,240
		12,987,411
Machinery - 0.7%
Caterpillar, Inc.	3,700	402,079
Cummins, Inc.	5,700	879,453
Deere & Co.	2,400	217,320
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	39,793	$ 3,484,275
PACCAR, Inc.	6,300	395,829
Xylem, Inc.	2,900	113,332
		5,492,288
Professional Services - 0.2%
Verisk Analytics, Inc. (a)	25,878	1,553,198
Road & Rail - 2.3%
Canadian Pacific Railway Ltd.	57,200	10,362,525
Union Pacific Corp.	84,840	8,462,790
		18,825,315
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	39,650	1,529,697
Bunzl PLC	2,800	77,725
Noble Group Ltd.	541,000	594,410
W.W. Grainger, Inc.	1,886	479,553
		2,681,385
TOTAL INDUSTRIALS		63,637,952
INFORMATION TECHNOLOGY - 28.1%
Communications Equipment - 0.8%
F5 Networks, Inc. (a)	9,300	1,036,392
Palo Alto Networks, Inc. (a)	1,200	100,620
QUALCOMM, Inc.	65,249	5,167,721
		6,304,733
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	54,200	5,221,628
Avigilon Corp. (a)(d)	5,500	122,623
Keyence Corp.	200	87,458
Trimble Navigation Ltd. (a)	11,000	406,450
		5,838,159
Internet Software & Services - 13.9%
Akamai Technologies, Inc. (a)	18,700	1,141,822
Constant Contact, Inc. (a)	5,702	183,091
Facebook, Inc. Class A (a)	824,806	55,501,186
Google, Inc.:
Class A (a)	40,439	23,643,470
Class C (a)	41,139	23,666,444
Kakaku.com, Inc.	9,900	173,606
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LinkedIn Corp. (a)	11,822	$ 2,027,118
Naver Corp.	1,322	1,090,781
Tencent Holdings Ltd.	49,000	747,290
Yahoo!, Inc. (a)	184,805	6,492,200
		114,667,008
IT Services - 4.3%
Alliance Data Systems Corp. (a)	1,873	526,781
ASAC II LP (e)	224,957	3,453,313
CGI Group, Inc. Class A (sub. vtg.) (a)	12,600	446,588
Cognizant Technology Solutions Corp. Class A (a)	17,300	846,143
Computer Sciences Corp.	41,775	2,640,180
Fidelity National Information Services, Inc.	65,497	3,585,306
Fiserv, Inc. (a)	3,800	229,216
FleetCor Technologies, Inc. (a)	3,100	408,580
Gartner, Inc. Class A (a)	1,100	77,572
Global Payments, Inc.	5,900	429,815
MasterCard, Inc. Class A	192,890	14,171,628
Visa, Inc. Class A	38,910	8,198,726
		35,013,848
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	4,400	237,908
Avago Technologies Ltd.	41,100	2,962,077
Cavium, Inc. (a)	11,700	581,022
Freescale Semiconductor, Inc. (a)	65,051	1,528,699
Integrated Device Technology, Inc. (a)	23,700	366,402
Intersil Corp. Class A	4,100	61,295
Marvell Technology Group Ltd.	54,700	783,851
Microchip Technology, Inc.	1,600	78,096
Micron Technology, Inc. (a)	8,200	270,190
NXP Semiconductors NV (a)	13,698	906,534
RF Micro Devices, Inc. (a)	15,174	145,519
Samsung Electronics Co. Ltd.	2,641	3,450,002
Skyworks Solutions, Inc.	3,600	169,056
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	58,600	1,253,454
TriQuint Semiconductor, Inc. (a)	5,100	80,631
		12,874,736
Software - 4.9%
Activision Blizzard, Inc.	3,500	78,050
Adobe Systems, Inc. (a)	42,673	3,087,818
Concur Technologies, Inc. (a)(d)	13,000	1,213,420
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	298,707	$ 12,456,082
Oracle Corp.	15,600	632,268
salesforce.com, Inc. (a)	178,525	10,368,732
ServiceNow, Inc. (a)	73,911	4,579,526
The Rubicon Project, Inc.	2,356	30,251
Ultimate Software Group, Inc. (a)	35,941	4,965,968
Workday, Inc. Class A (a)	33,800	3,037,268
Xero Ltd. (a)	6,120	139,264
		40,588,647
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	146,341	13,599,469
SanDisk Corp.	17,250	1,801,418
Xaar PLC	24,188	215,670
		15,616,557
TOTAL INFORMATION TECHNOLOGY		230,903,688
MATERIALS - 3.1%
Chemicals - 2.7%
CF Industries Holdings, Inc.	3,500	841,855
Ecolab, Inc.	71,093	7,915,495
Filtrona PLC	13,300	173,785
LyondellBasell Industries NV Class A	5,774	563,831
Monsanto Co.	14,531	1,812,597
PPG Industries, Inc.	41,031	8,622,665
Sherwin-Williams Co.	12,200	2,524,302
Westlake Chemical Corp.	1,000	83,760
		22,538,290
Construction Materials - 0.1%
Eagle Materials, Inc.	6,918	652,229
Containers & Packaging - 0.1%
Ball Corp.	2,600	162,968
Packaging Corp. of America	4,100	293,109
Sealed Air Corp.	2,300	78,591
		534,668
Metals & Mining - 0.2%
B2Gold Corp. (a)	61,000	177,789
Franco-Nevada Corp.	8,100	464,950
Glencore Xstrata PLC	66,632	371,238
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Primero Mining Corp. (a)	60,700	$ 486,374
Tahoe Resources, Inc. (a)	3,600	94,264
		1,594,615
TOTAL MATERIALS		25,319,802
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SoftBank Corp.	11,400	849,562
T-Mobile U.S., Inc. (a)	24,100	810,242
		1,659,804
TOTAL COMMON STOCKS (Cost $581,909,350)		787,379,861
Convertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
Airbnb, Inc. Series D (e)	1,436	175,392
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e)	127,173	587,539
TOTAL CONSUMER DISCRETIONARY		762,931
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.5%
Dropbox, Inc. Series C (e)	53,923	1,029,994
Pinterest, Inc. (a)(e)	66,300	1,126,117
Pinterest, Inc. Series E, 8.00% (e)	63,759	1,082,958
Uber Technologies, Inc. 8.00% (e)	9,186	570,012
		3,809,081
Software - 0.0%
Cloudera, Inc. Series F (e)	9,618	158,120
Mobileye NV Series F (e)	9,333	325,722
		483,842
Convertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (e)	11,508	$ 180,974
TOTAL INFORMATION TECHNOLOGY		4,473,897
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,961,045)		5,236,828
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 0.11% (b)	34,088,123	34,088,123
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	20,803,362	20,803,362
TOTAL MONEY MARKET FUNDS (Cost $54,891,485)		54,891,485
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $641,761,880)		847,508,174
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(23,688,514)
NET ASSETS - 100%		$ 823,819,660
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,690,141 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$ 175,392
ASAC II LP	10/10/13	$ 2,249,570
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 587,539
Cloudera, Inc. Series F	2/5/14	$ 140,038
Dropbox, Inc. Series C	1/30/14	$ 1,029,994
Mobileye NV Series F	8/15/13	$ 325,722
Pinterest, Inc.	5/15/14	$ 1,126,117
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 926,463
Pure Storage, Inc. Series E	8/22/13	$ 79,768
Uber Technologies, Inc. 8.00%	6/6/14	$ 570,012
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,961
Fidelity Securities Lending Cash Central Fund	51,086
Total	$ 64,047
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 142,338,125	$ 141,042,515	$ 532,679	$ 762,931
Consumer Staples	61,815,403	61,815,403	-	-
Energy	38,791,720	38,791,720	-	-
Financials	94,955,257	93,139,020	1,816,237	-
Health Care	128,721,041	126,592,709	2,128,332	-
Industrials	63,637,952	63,273,829	364,123	-
Information Technology	235,377,585	227,189,311	261,064	7,927,210
Materials	25,319,802	25,319,802	-	-
Telecommunication Services	1,659,804	810,242	849,562	-
Money Market Funds	54,891,485	54,891,485	-	-
Total Investments in Securities:	$ 847,508,174	$ 832,866,036	$ 5,951,997	$ 8,690,141
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 4,599,631
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	1,048,957
Cost of Purchases	3,041,553
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,690,141
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ 1,048,957

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,432,478) - See accompanying schedule: Unaffiliated issuers (cost $586,870,395)	$ 792,616,689
Fidelity Central Funds (cost $54,891,485)	54,891,485
Total Investments (cost $641,761,880)		$ 847,508,174
Cash		98,574
Receivable for investments sold		2,618,568
Receivable for fund shares sold		14,291
Dividends receivable		327,664
Distributions receivable from Fidelity Central Funds		8,610
Other receivables		2,679
Total assets		850,578,562

Liabilities
Payable for investments purchased	$ 1,407,680
Payable for fund shares redeemed	3,914,743
Accrued management fee	417,828
Other affiliated payables	149,272
Other payables and accrued expenses	66,017
Collateral on securities loaned, at value	20,803,362
Total liabilities		26,758,902

Net Assets		$ 823,819,660
Net Assets consist of:
Paid in capital		$ 600,236,150
Accumulated net investment loss		(393,602)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		18,229,504
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		205,747,608
Net Assets, for 56,702,841 shares outstanding		$ 823,819,660
Net Asset Value, offering price and redemption price per share ($823,819,660 ÷ 56,702,841 shares)		$ 14.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 3,068,767
Income from Fidelity Central Funds		64,047
Total income		3,132,814

Expenses
Management fee Basic fee	$ 2,228,624
Performance adjustment	357,139
Transfer agent fees	707,525
Accounting and security lending fees	142,690
Custodian fees and expenses	54,006
Independent trustees' compensation	1,608
Audit	37,765
Legal	627
Interest	255
Miscellaneous	2,879
Total expenses before reductions	3,533,118
Expense reductions	(7,236)	3,525,882
Net investment income (loss)		(393,068)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,654,266
Foreign currency transactions	(3,622)
Total net realized gain (loss)		18,650,644
Change in net unrealized appreciation (depreciation) on: Investment securities	13,026,204
Assets and liabilities in foreign currencies	260
Total change in net unrealized appreciation (depreciation)		13,026,464
Net gain (loss)		31,677,108
Net increase (decrease) in net assets resulting from operations		$ 31,284,040

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (393,068)	$ (397,139)
Net realized gain (loss)	18,650,644	8,534,112
Change in net unrealized appreciation (depreciation)	13,026,464	192,670,782
Net increase (decrease) in net assets resulting from operations	31,284,040	200,807,755
Distributions to shareholders from net realized gain	(755,035)	(10,117,481)
Share transactions Proceeds from sales of shares	54,872,601	220,563,698
Reinvestment of distributions	755,035	10,117,481
Cost of shares redeemed	(71,184,408)	(94,001,364)
Net increase (decrease) in net assets resulting from share transactions	(15,556,772)	136,679,815
Total increase (decrease) in net assets	14,972,233	327,370,089

Net Assets
Beginning of period	808,847,427	481,477,338
End of period (including accumulated net investment loss of $393,602 and accumulated net investment loss of $534, respectively)	$ 823,819,660	$ 808,847,427
Other Information Shares
Sold	3,902,610	16,778,477
Issued in reinvestment of distributions	52,726	786,322
Redeemed	(5,077,646)	(7,652,406)
Net increase (decrease)	(1,122,310)	9,912,393

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.99	$ 10.05	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.01)	- I
Net realized and unrealized gain (loss)	.56	4.14	.05
Total from investment operations	.55	4.13	.05
Distributions from net investment income	-	-	- I
Distributions from net realized gain	(.01)	(.19)	-
Total distributions	(.01)	(.19)	- I
Net asset value, end of period	$ 14.53	$ 13.99	$ 10.05
Total ReturnB, C	3.95%	41.23%	.54%
Ratios to Average Net AssetsE, H
Expenses before reductions	.87% A	.82%	1.18% A
Expenses net of fee waivers, if any	.87% A	.82%	1.18% A
Expenses net of all reductions	.87% A	.80%	1.17% A
Net investment income (loss)	(.10)% A	(.07)%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 823,820	$ 808,847	$ 481,477
Portfolio turnover rateF	50% A	52%	68% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/14	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 3,453,313	Partnership NAV	Discount rate	10.0%	Decrease
Convertible Preferred Stocks	$ 5,236,828	Last transaction price	Transaction price	$15.73 - $122.14 / $28.55	Increase
		Market comparable	EV/Sales multiple	10.7	Increase
		Replacement cost	Liquidity preference	$4.62	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 209,375,803
Gross unrealized depreciation	(4,182,689)
Net unrealized appreciation (depreciation) on securities and other investments	$ 205,193,114

Tax cost	$ 642,315,060

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $197,243,675 and $242,145,402, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,077 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,799,600.32%		$ 255

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $712 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $83,600. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $50,858, including $6,118 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,074 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $162.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AO1TI-SANN-0814
1.950954.101

Fidelity®

Contrafund®-
Class K

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Contrafund	.69%
Actual		$ 1,000.00	$ 1,043.90	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Class K	.59%
Actual		$ 1,000.00	$ 1,044.50	$ 2.99
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 2.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	4.3	4.1
Google, Inc. Class C	3.7	0.0
Google, Inc. Class A	3.6	7.3
Wells Fargo & Co.	3.3	2.8
Apple, Inc.	3.1	3.4
Facebook, Inc. Class A	2.4	1.8
Noble Energy, Inc.	2.4	2.2
Biogen Idec, Inc.	2.4	2.3
The Walt Disney Co.	2.1	2.0
Colgate-Palmolive Co.	1.9	1.7
	29.2
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.1	27.2
Consumer Discretionary	17.1	20.3
Financials	15.9	16.8
Health Care	13.6	12.1
Industrials	7.6	6.8
Asset Allocation (% of fund's net assets)
As of June 30, 2014 *		As of December 31, 2013 **
	Stocks 96.5%		Stocks 97.7%
	Bonds 0.0%†		Bonds 0.0%†
	Convertible Securities 0.5%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 3.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	10.0%	** Foreign investments	9.7%

† Amount represents less than 0.0%

Semiannual Report

Investments June 30, 2014

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.1%
Automobiles - 1.2%
Harley-Davidson, Inc.	3,105,245	$ 216,901
Maruti Suzuki India Ltd.	284,707	11,587
Tesla Motors, Inc. (a)(e)	4,495,079	1,079,089
		1,307,577
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	3,642,800	94,276
Bloomin' Brands, Inc. (a)	466,246	10,458
Buffalo Wild Wings, Inc. (a)	441,315	73,130
Chipotle Mexican Grill, Inc. (a)(f)	1,689,065	1,000,788
Domino's Pizza, Inc.	621,600	45,433
Dunkin' Brands Group, Inc. (f)	6,095,103	279,217
International Game Technology	767,100	12,205
Marriott International, Inc. Class A	5,453,516	349,570
Starbucks Corp.	16,802,823	1,300,202
The Cheesecake Factory, Inc.	1,194,300	55,439
Tim Hortons, Inc. (Canada)	2,884,952	157,813
Whitbread PLC	3,204,932	241,830
		3,620,361
Household Durables - 0.1%
D.R. Horton, Inc.	479,400	11,784
Garmin Ltd. (e)	1,337,100	81,429
GoPro, Inc. Class A	245,300	9,947
		103,160
Internet & Catalog Retail - 3.9%
Amazon.com, Inc. (a)	5,077,020	1,648,915
Liberty Interactive Corp.:
(Venture Group) Series A (a)	1,197,240	88,356
Series A (a)	2,085,757	61,238
Netflix, Inc. (a)	1,012,013	445,893
priceline.com, Inc. (a)	952,973	1,146,427
Rakuten, Inc.	964,600	12,471
TripAdvisor, Inc. (a)(f)	8,276,514	899,326
		4,302,626
Leisure Products - 0.1%
Polaris Industries, Inc.	400,901	52,213
Media - 4.7%
Altice S.A.	1,160,321	80,840
CBS Corp. Class B	394,540	24,517
Charter Communications, Inc. Class A (a)	799,629	126,645
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. Class A	14,621,448	$ 784,879
DIRECTV (a)	1,466,600	124,676
Discovery Communications, Inc. Class A (a)	7,509,643	557,816
DISH Network Corp. Class A (a)	2,511,075	163,421
Legend Pictures LLC (a)(h)(i)	52,165	94,053
Liberty Global PLC:
Class A (a)	5,274,615	233,243
Class C	5,022,915	212,520
Liberty Media Corp. Class A (a)	3,129,980	427,806
The Walt Disney Co.	26,352,744	2,259,484
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	41,234	4,761
		5,094,661
Multiline Retail - 0.1%
B&M European Value Retail S.A.	16,810,707	79,117
Macy's, Inc.	959,000	55,641
		134,758
Specialty Retail - 1.9%
AutoZone, Inc. (a)	286,550	153,660
Five Below, Inc. (a)	89,539	3,574
O'Reilly Automotive, Inc. (a)	1,688,029	254,217
Tiffany & Co., Inc.	230,200	23,078
TJX Companies, Inc.	31,347,109	1,666,099
		2,100,628
Textiles, Apparel & Luxury Goods - 1.8%
NIKE, Inc. Class B	16,152,512	1,252,627
Under Armour, Inc. Class A (sub. vtg.) (a)	11,961,698	711,601
		1,964,228
TOTAL CONSUMER DISCRETIONARY		18,680,212
CONSUMER STAPLES - 7.3%
Beverages - 1.2%
Anheuser-Busch InBev SA NV ADR	2,411,884	277,222
Boston Beer Co., Inc. Class A (a)	499,024	111,542
Constellation Brands, Inc. Class A (sub. vtg.) (a)	292,416	25,771
Monster Beverage Corp. (a)	347,900	24,711
The Coca-Cola Co.	21,458,062	908,964
		1,348,210
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	575,000	$ 15,751
Costco Wholesale Corp.	4,826,564	555,827
CVS Caremark Corp.	14,954,244	1,127,101
Sprouts Farmers Market LLC	1,337,809	43,773
Walgreen Co.	2,468,820	183,014
		1,925,466
Food Products - 1.4%
Associated British Foods PLC	11,335,307	591,483
Greencore Group PLC	293,732	1,335
Kellogg Co.	618,500	40,635
Keurig Green Mountain, Inc.	800,600	99,763
Mead Johnson Nutrition Co. Class A	854,700	79,632
Mondelez International, Inc.	17,547,663	659,968
Want Want China Holdings Ltd.	8,682,000	12,479
		1,485,295
Household Products - 1.9%
Colgate-Palmolive Co.	29,833,990	2,034,081
Procter & Gamble Co.	99,315	7,805
		2,041,886
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	14,519,870	1,078,246
L'Oreal SA	335,708	57,851
		1,136,097
TOTAL CONSUMER STAPLES		7,936,954
ENERGY - 6.5%
Energy Equipment & Services - 0.8%
FMC Technologies, Inc. (a)	530,800	32,416
Schlumberger Ltd.	7,074,274	834,411
		866,827
Oil, Gas & Consumable Fuels - 5.7%
Americas Petrogas, Inc. (a)(g)	3,560,563	2,603
Anadarko Petroleum Corp.	1,540,700	168,660
Antero Resources Corp.	919,385	60,339
BG Group PLC	2,089,000	44,153
Birchcliff Energy Ltd. (a)	4,329,511	57,210
Birchcliff Energy Ltd. (a)(g)	686,127	9,066
Canadian Natural Resources Ltd.	2,469,172	113,456
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	367,013	$ 47,914
Cimarex Energy Co.	574,800	82,461
Concho Resources, Inc. (a)	1,370,080	197,977
Continental Resources, Inc. (a)(e)	3,206,175	506,704
EOG Resources, Inc.	12,166,596	1,421,788
EQT Corp.	1,147,017	122,616
Exxon Mobil Corp.	1,206,990	121,520
Kinder Morgan Holding Co. LLC	2,638,700	95,679
Madalena Energy, Inc. (g)	9,365,404	4,476
MPLX LP	117,262	7,563
Noble Energy, Inc. (f)	33,633,717	2,605,268
Painted Pony Petroleum Ltd. (a)	38,600	494
Phillips 66 Partners LP	152,939	11,556
Pioneer Natural Resources Co.	153,200	35,207
PrairieSky Royalty Ltd.	431,100	15,676
Range Resources Corp.	1,105,500	96,123
Suncor Energy, Inc.	253,100	10,792
TAG Oil Ltd. (a)(g)	1,365,192	3,544
The Williams Companies, Inc.	2,240,900	130,443
Tourmaline Oil Corp. (a)	3,868,483	203,965
Tourmaline Oil Corp. (a)(g)	1,112,059	58,633
		6,235,886
TOTAL ENERGY		7,102,713
FINANCIALS - 15.9%
Banks - 6.8%
Bank of America Corp.	28,737,774	441,700
Bank of Ireland (a)	1,367,098,912	458,666
Citigroup, Inc.	8,301,828	391,016
HDFC Bank Ltd. sponsored ADR	1,396,398	65,379
JPMorgan Chase & Co.	9,318,749	536,946
M&T Bank Corp. (e)	1,424,092	176,659
Metro Bank PLC Class A (a)(f)(i)	4,680,628	104,136
PNC Financial Services Group, Inc.	4,433,494	394,803
The Toronto-Dominion Bank	2,376,500	122,338
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
U.S. Bancorp	25,439,450	$ 1,102,037
Wells Fargo & Co.	69,214,175	3,637,897
		7,431,577
Capital Markets - 1.2%
Ameriprise Financial, Inc.	1,972,980	236,758
BlackRock, Inc. Class A	1,795,365	573,799
Charles Schwab Corp.	8,717,760	234,769
Morgan Stanley, Inc.	6,313,457	204,114
Oaktree Capital Group LLC Class A	1,911,972	95,579
		1,345,019
Consumer Finance - 1.6%
American Express Co.	16,082,397	1,525,737
Discover Financial Services	2,719,800	168,573
		1,694,310
Diversified Financial Services - 4.4%
Berkshire Hathaway, Inc. Class A (a)(e)	24,536	4,659,397
McGraw Hill Financial, Inc.	1,847,566	153,403
		4,812,800
Insurance - 1.7%
ACE Ltd.	4,204,479	436,004
Admiral Group PLC	1,513,785	40,130
AIA Group Ltd.	61,700,600	310,079
American International Group, Inc.	2,324,250	126,858
Aon PLC	239,800	21,604
Direct Line Insurance Group PLC	9,970,500	46,037
Fairfax Financial Holdings Ltd. (sub. vtg.)	88,122	41,806
Marsh & McLennan Companies, Inc.	5,900,871	305,783
MetLife, Inc.	955,827	53,106
Prudential PLC	3,677,136	84,249
The Chubb Corp.	3,642,630	335,741
The Travelers Companies, Inc.	573,535	53,952
		1,855,349
Real Estate Investment Trusts - 0.2%
American Tower Corp.	1,453,690	130,803
Equity Residential (SBI)	1,058,900	66,711
		197,514
TOTAL FINANCIALS		17,336,569
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.5%
Biotechnology - 3.8%
Agios Pharmaceuticals, Inc. (e)	1,244,344	$ 57,016
Akebia Therapeutics, Inc. (a)	248,600	6,909
Alexion Pharmaceuticals, Inc. (a)	1,597,802	249,657
Amgen, Inc.	338,198	40,032
Auspex Pharmaceuticals, Inc.	764,100	17,017
Biogen Idec, Inc. (a)	8,184,999	2,580,812
CSL Ltd.	463,962	29,115
Gilead Sciences, Inc. (a)	14,337,302	1,188,706
Karyopharm Therapeutics, Inc.	503,900	23,457
Ligand Pharmaceuticals, Inc. Class B (a)	161,500	10,060
Synageva BioPharma Corp. (a)	153,409	16,077
		4,218,858
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	91,400	10,813
Boston Scientific Corp. (a)	23,558,967	300,848
C.R. Bard, Inc.	443,317	63,399
Covidien PLC	1,190,978	107,402
DexCom, Inc. (a)	1,839,490	72,954
Medtronic, Inc.	3,290,117	209,778
Stryker Corp.	2,185,914	184,316
Zimmer Holdings, Inc.	2,130,900	221,315
		1,170,825
Health Care Providers & Services - 2.2%
Aetna, Inc.	1,400,719	113,570
AmerisourceBergen Corp.	4,670,709	339,374
Cardinal Health, Inc.	2,502,566	171,576
Cigna Corp.	682,235	62,745
Henry Schein, Inc. (a)	2,710,016	321,598
UnitedHealth Group, Inc.	14,704,299	1,202,076
WellPoint, Inc.	1,924,300	207,074
		2,418,013
Health Care Technology - 0.5%
Castlight Health, Inc. Class B	642,225	9,762
Cerner Corp. (a)	10,504,295	541,812
		551,574
Life Sciences Tools & Services - 1.1%
Eurofins Scientific SA	137,838	42,391
Illumina, Inc. (a)	423,127	75,545
Mettler-Toledo International, Inc. (a)(f)	2,201,108	557,277
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc.	4,183,392	$ 493,640
Waters Corp. (a)	104,300	10,893
		1,179,746
Pharmaceuticals - 4.8%
AbbVie, Inc.	19,937,641	1,125,280
Actavis PLC (a)	1,402,829	312,901
Astellas Pharma, Inc.	13,067,000	171,838
Bayer AG	5,012,957	708,047
Bristol-Myers Squibb Co.	6,061,369	294,037
Forest Laboratories, Inc. (a)	2,077,179	205,641
Johnson & Johnson	18,383,372	1,923,268
Novo Nordisk A/S Series B	3,581,478	165,296
Ono Pharmaceutical Co. Ltd.	119,100	10,464
Shire PLC	905,900	71,062
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,420,400	126,877
Theravance, Inc. (a)	1,137,225	33,867
Valeant Pharmaceuticals International (Canada) (a)	461,131	58,315
		5,206,893
TOTAL HEALTH CARE		14,745,909
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.2%
AeroVironment, Inc. (a)	747,645	23,775
Honeywell International, Inc.	2,832,941	263,322
Lockheed Martin Corp.	65,300	10,496
Precision Castparts Corp.	1,110,238	280,224
The Boeing Co.	3,079,555	391,812
TransDigm Group, Inc.	30,100	5,035
United Technologies Corp.	3,040,356	351,009
		1,325,673
Air Freight & Logistics - 0.3%
FedEx Corp.	1,731,299	262,084
United Parcel Service, Inc. Class B	755,697	77,580
		339,664
Airlines - 0.4%
American Airlines Group, Inc.	2,584,982	111,051
Delta Air Lines, Inc.	539,400	20,886
Ryanair Holdings PLC sponsored ADR (a)	1,249,400	69,717
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	5,661,838	$ 152,077
United Continental Holdings, Inc. (a)	2,452,378	100,719
		454,450
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	946,135	37,779
Toto Ltd.	3,782,000	51,004
		88,783
Commercial Services & Supplies - 0.3%
Stericycle, Inc. (a)	2,640,817	312,726
Electrical Equipment - 0.1%
Generac Holdings, Inc.	1,785,237	87,012
Nidec Corp.	8,700	535
Rockwell Automation, Inc.	125,600	15,720
		103,267
Industrial Conglomerates - 1.6%
3M Co.	4,833,366	692,331
Danaher Corp.	13,413,194	1,056,021
		1,748,352
Machinery - 0.7%
Caterpillar, Inc.	504,100	54,781
Cummins, Inc.	919,500	141,870
Deere & Co.	338,900	30,687
Fanuc Corp.	143,600	24,798
Illinois Tool Works, Inc.	5,018,094	439,384
Kubota Corp.	1,250,000	17,738
PACCAR, Inc.	844,872	53,083
Xylem, Inc.	379,743	14,840
		777,181
Professional Services - 0.0%
Nielsen Holdings B.V.	221,200	10,708
Road & Rail - 2.4%
Canadian Pacific Railway Ltd.	6,828,709	1,237,110
Union Pacific Corp.	13,645,804	1,361,169
		2,598,279
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
Class A (f)(g)	1,579,317	60,930
Class A (f)	6,177,767	238,338
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Bunzl PLC	460,000	$ 12,769
Noble Group Ltd.	75,700,000	83,173
W.W. Grainger, Inc.	438,731	111,556
		506,766
TOTAL INDUSTRIALS		8,265,849
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 1.1%
F5 Networks, Inc. (a)	1,358,546	151,396
Palo Alto Networks, Inc. (a)	154,500	12,955
QUALCOMM, Inc.	12,569,792	995,528
		1,159,879
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A (f)	10,970,177	1,056,867
Avigilon Corp. (a)(e)	748,300	16,683
Keyence Corp.	25,900	11,326
Trimble Navigation Ltd. (a)	1,739,314	64,268
		1,149,144
Internet Software & Services - 11.1%
Akamai Technologies, Inc. (a)	2,458,289	150,103
Constant Contact, Inc. (a)(f)	1,800,635	57,818
Dropbox, Inc. (a)(i)	5,464,028	104,369
Facebook, Inc. Class A (a)	39,384,698	2,650,196
Google, Inc.:
Class A (a)	6,804,567	3,978,426
Class C (a)	6,946,267	3,996,048
Kakaku.com, Inc.	1,879,400	32,957
LinkedIn Corp. (a)	1,081,900	185,513
Naver Corp.	249,629	205,969
Tencent Holdings Ltd.	6,567,200	100,155
Yahoo!, Inc. (a)	17,609,866	618,635
		12,080,189
IT Services - 4.3%
Alliance Data Systems Corp. (a)	442,695	124,508
ASAC II LP (i)	39,494,500	606,280
CGI Group, Inc. Class A (sub. vtg.) (a)	2,351,447	83,344
Cognizant Technology Solutions Corp. Class A (a)	2,258,486	110,463
Computer Sciences Corp.	4,956,004	313,219
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	3,462,639	$ 189,545
Fiserv, Inc. (a)	3,277,192	197,680
FleetCor Technologies, Inc. (a)	411,300	54,209
Gartner, Inc. Class A (a)	490,844	34,614
Global Payments, Inc.	399,956	29,137
MasterCard, Inc. Class A	17,417,985	1,279,699
Visa, Inc. Class A	7,891,210	1,662,757
		4,685,455
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc.	1,190,900	64,392
Avago Technologies Ltd.	2,617,107	188,615
Freescale Semiconductor, Inc. (a)	8,434,600	198,213
Integrated Device Technology, Inc. (a)	3,177,987	49,132
Intersil Corp. Class A	324,407	4,850
Marvell Technology Group Ltd.	7,548,253	108,166
Microchip Technology, Inc. (e)	969,200	47,307
Micron Technology, Inc. (a)	1,868,900	61,580
NXP Semiconductors NV (a)	1,782,406	117,960
RF Micro Devices, Inc. (a)	2,033,900	19,505
Samsung Electronics Co. Ltd.	98,778	129,036
Skyworks Solutions, Inc.	476,800	22,391
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,834,300	103,406
TriQuint Semiconductor, Inc. (a)	682,300	10,787
Xilinx, Inc.	211,939	10,027
		1,135,367
Software - 3.9%
Activision Blizzard, Inc.	5,725,495	127,679
Adobe Systems, Inc. (a)	5,801,602	419,804
Concur Technologies, Inc. (a)(e)	462,022	43,125
Microsoft Corp.	39,980,888	1,667,203
Oracle Corp.	2,060,300	83,504
salesforce.com, Inc. (a)	17,429,566	1,012,309
ServiceNow, Inc. (a)	4,768,684	295,468
The Rubicon Project, Inc.	309,084	3,969
Trion World Network, Inc.:
warrants 8/10/17 (a)(i)	124,282	0*
warrants 10/3/18 (a)(i)	181,908	0*
Ultimate Software Group, Inc. (a)	920,449	127,178
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Workday, Inc. Class A (a)	5,238,464	$ 470,728
Xero Ltd. (a)(e)	852,081	19,390
		4,270,357
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	35,985,749	3,344,156
SanDisk Corp.	2,521,844	263,356
		3,607,512
TOTAL INFORMATION TECHNOLOGY		28,087,903
MATERIALS - 2.7%
Chemicals - 1.8%
CF Industries Holdings, Inc.	532,156	127,999
Ecolab, Inc.	4,418,494	491,955
Filtrona PLC	5,092,009	66,535
LyondellBasell Industries NV Class A	707,456	69,083
Monsanto Co.	2,465,349	307,528
PPG Industries, Inc.	3,135,705	658,968
Sherwin-Williams Co.	1,230,105	254,521
Westlake Chemical Corp.	297,167	24,891
		2,001,480
Construction Materials - 0.1%
Eagle Materials, Inc.	862,579	81,324
Containers & Packaging - 0.1%
Ball Corp.	551,800	34,587
Packaging Corp. of America	508,500	36,353
Rock-Tenn Co. Class A	547,401	57,800
Sealed Air Corp.	312,400	10,675
		139,415
Metals & Mining - 0.7%
B2Gold Corp. (a)(f)	44,839,182	130,687
B2Gold Corp. (a)(f)(g)	5,846,819	17,041
Franco-Nevada Corp.	4,751,088	272,718
Glencore Xstrata PLC	10,010,042	55,771
Ivanhoe Mines Ltd. (a)(f)	22,759,500	29,008
Ivanhoe Mines Ltd. (f)(g)	16,068,594	20,480
Ivanhoe Mines Ltd. Class A warrants 12/10/15 (a)(f)(g)	22,759,500	4,266
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
POSCO	50,000	$ 14,938
Tahoe Resources, Inc. (a)(f)	7,397,548	193,700
		738,609
TOTAL MATERIALS		2,960,828
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SoftBank Corp.	863,100	64,321
T-Mobile U.S., Inc. (a)	3,260,500	109,618
		173,939
UTILITIES - 0.0%
Multi-Utilities - 0.0%
YTL Corp. Bhd	7,714,826	3,892
TOTAL COMMON STOCKS (Cost $59,402,046)		105,294,768
Convertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Airbnb, Inc. Series D (i)	192,939	23,565
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(i)	1,228,555	6,376
TOTAL CONSUMER DISCRETIONARY		29,941
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intarcia Therapeutics, Inc. (a)(i)	2,100,446	68,033
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.3%
Dropbox, Inc.:
Series A (a)(i)	1,260,898	24,085
Series C (i)	698,385	13,340
Pinterest, Inc. (a)(i)	691,144	11,739
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Pinterest, Inc. Series E, 8.00% (i)	10,968,216	$ 186,297
Uber Technologies, Inc. 8.00% (i)	1,217,229	75,532
		310,993
Software - 0.1%
Cloudera, Inc. Series F (i)	1,316,883	21,650
Mobileye NV Series F (i)	1,660,543	57,953
Trion World Network, Inc.:
8.00% (a)(i)	333,435	604
Series C, 8.00% (a)(i)	3,950,196	7,150
Series C-1, 8.00% (a)(i)	310,705	562
		87,919
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (i)	2,007,356	31,567
TOTAL INFORMATION TECHNOLOGY		430,479
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $465,841)		528,453
Corporate Bonds - 0.0%
		Principal Amount (000s) (d)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (i)		$ 1,126	1,126
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	13,686	20,802
TOTAL CORPORATE BONDS (Cost $19,113)			21,928
Money Market Funds - 4.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	3,679,935,914	$ 3,679,936
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	900,776,910	900,777
TOTAL MONEY MARKET FUNDS (Cost $4,580,713)		4,580,713
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $64,467,713)		110,425,862
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(1,327,140)
NET ASSETS - 100%		$ 109,098,722
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $181,039,000 or 0.2% of net assets.

(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,443,178,000 or 1.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Airbnb, Inc. Series D	4/16/14	$ 23,565
ASAC II LP	10/10/13	$ 394,945
Cloudera, Inc. Series F	2/5/14	$ 19,174
Dropbox, Inc.	5/2/12	$ 49,445
Dropbox, Inc. Series A	5/29/12	$ 11,410
Dropbox, Inc. Series C	1/30/14	$ 13,340
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 22,464
Intarcia Therapeutics, Inc.	11/14/12	$ 28,629
Legend Pictures LLC	9/23/10 - 12/18/12	$ 57,827
Metro Bank PLC Class A	12/8/09 - 12/6/13	$ 80,047
Mobileye NV Series F	8/15/13	$ 57,953
Pinterest, Inc.	5/15/14	$ 11,739
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 159,376
Pure Storage, Inc. Series E	8/22/13	$ 13,914
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0*
Trion World Network, Inc. 8.00%	3/20/13	$ 1,754
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 21,691
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 1,706
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13	$ 1,126
Uber Technologies, Inc.	6/6/14	$ 75,532
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 41,234
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,157
Fidelity Securities Lending Cash Central Fund	2,081
Total	$ 4,238
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Air Lease Corp. Class A (144A)	$ 50,489	$ -	$ 1,646*	$ 95	$ 60,930
Air Lease Corp. Class A	144,090	96,233	31,225*	294	238,338
Amphenol Corp. Class A	905,079	119,998	42,014*	4,243	1,056,867
B2Gold Corp.	97,255	23,121	30,616*	-	130,687
B2Gold Corp. (144A)	12,006	-	8*	-	17,041
Chipotle Mexican Grill, Inc.	909,505	55,673	61,279*	-	1,000,788
Concur Technologies, Inc.	395,008	-	314,276*	-	-
Constant Contact, Inc.	50,523	16,832	8,749*	-	57,818
Cornerstone OnDemand, Inc.	141,270	4,590	138,411*	-	-
Discovery Communications, Inc. Class A	1,312,435	-	544,021*	-	-
Dunkin' Brands Group, Inc.	344,509	-	48,143*	3,217	279,217
Five Below, Inc.	168,373	-	144,688*	-	-
Ivanhoe Mines Ltd.	-	28,008	-	-	29,008
Ivanhoe Mines Ltd. (144A)	28,303	-	15*	-	20,480
Ivanhoe Mines Ltd. Class A Warrants 12/10/15	-	3,314	-	-	4,266
Metro Bank PLC rights	-	-	-	-	-
Metro Bank PLC Class A	100,762	-	-	-	104,136
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Mettler-Toledo International, Inc.	$ 596,249	$ 22,299	$ 80,819*	$ -	$ 557,277
NetSuite, Inc.	403,365	10,542	355,579*	-	-
Noble Energy, Inc.	2,392,270	-	100,819*	11,061	2,605,268
ServiceNow, Inc.	382,280	58,502	157,846*	-	-
Tableau Software, Inc.	82,296	11,366	91,180*	-	-
Tahoe Resources, Inc.	34,598	2,894	3,804*	-	193,700
TJX Companies, Inc.	2,598,713	12,242	545,555*	12,232	-
TripAdvisor, Inc.	721,785	67,819	111,959*	-	899,326
Total	$ 11,871,163	$ 533,433	$ 2,812,652	$ 31,142	$ 7,255,147
* Includes the value of securities delivered through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,710,153	$ 18,557,340	$ 24,058	$ 128,755
Consumer Staples	7,936,954	7,936,954	-	-
Energy	7,102,713	7,102,713	-	-
Financials	17,336,569	16,689,518	542,915	104,136
Health Care	14,813,942	14,327,249	418,660	68,033
Industrials	8,265,849	8,171,774	94,075	-
Information Technology	28,518,382	27,332,971	44,283	1,141,128
Materials	2,960,828	2,945,890	14,938	-
Telecommunication Services	173,939	109,618	64,321	-
Utilities	3,892	3,892	-	-
Corporate Bonds	21,928	-	20,802	1,126
Money Market Funds	4,580,713	4,580,713	-	-
Total Investments in Securities:	$ 110,425,862	$ 107,758,632	$ 1,224,052	$ 1,443,178
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 777,346
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	243,997
Cost of Purchases	119,785
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,141,128
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ 243,997
Other Investments in Securities
Beginning Balance	$ 246,312
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	32,173
Cost of Purchases	23,565
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 302,050
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ 32,173

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and proceeds of sales includes securities delivered through unaffiliated in-kind transactions. See Note 4 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2014

Assets
Investment in securities, at value (including securities loaned of $884,882) - See accompanying schedule: Unaffiliated issuers (cost $56,842,440)	$ 98,590,002
Fidelity Central Funds (cost $4,580,713)	4,580,713
Other affiliated issuers (cost $3,044,560)	7,255,147
Total Investments (cost $64,467,713)		$ 110,425,862
Cash		642
Foreign currency held at value (cost $27)		27
Receivable for investments sold		262,454
Receivable for fund shares sold		54,713
Dividends receivable		55,292
Interest receivable		4,684
Distributions receivable from Fidelity Central Funds		660
Receivable from investment adviser for expense reductions		295
Other receivables		3,111
Total assets		110,807,740

Liabilities
Payable for investments purchased	$ 185,554
Payable for fund shares redeemed	562,847
Accrued management fee	45,624
Other affiliated payables	10,828
Other payables and accrued expenses	3,388
Collateral on securities loaned, at value	900,777
Total liabilities		1,709,018

Net Assets		$ 109,098,722
Net Assets consist of:
Paid in capital		$ 56,003,791
Undistributed net investment income		102,669
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,033,947
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,958,315
Net Assets		$ 109,098,722

Contrafund: Net Asset Value, offering price and redemption price per share ($76,149,217 ÷ 766,535 shares)		$ 99.34

Class K: Net Asset Value, offering price and redemption price per share ($32,949,505 ÷ 331,748 shares)		$ 99.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2014

Investment Income
Dividends (including $31,142 earned from other affiliated issuers)		$ 496,218
Interest		1,027
Income from Fidelity Central Funds		4,238
Total income		501,483

Expenses
Management fee Basic fee	$ 300,357
Performance adjustment	(7,320)
Transfer agent fees	63,377
Accounting and security lending fees	1,804
Custodian fees and expenses	731
Independent trustees' compensation	219
Appreciation in deferred trustee compensation account	1
Registration fees	333
Audit	131
Legal	107
Miscellaneous	480
Total expenses before reductions	360,220
Expense reductions	(1,875)	358,345
Net investment income (loss)		143,138
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,357,805
Other affiliated issuers	1,016,620
Foreign currency transactions	(682)
Total net realized gain (loss)		7,373,743
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,863,989)
Assets and liabilities in foreign currencies	47
Total change in net unrealized appreciation (depreciation)		(2,863,942)
Net gain (loss)		4,509,801
Net increase (decrease) in net assets resulting from operations		$ 4,652,939

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 143,138	$ 391,530
Net realized gain (loss)	7,373,743	8,899,671
Change in net unrealized appreciation (depreciation)	(2,863,942)	19,322,034
Net increase (decrease) in net assets resulting from operations	4,652,939	28,613,235
Distributions to shareholders from net investment income	-	(174,645)
Distributions to shareholders from net realized gain	(1,118,671)	(7,910,259)
Total distributions	(1,118,671)	(8,084,904)
Share transactions - net increase (decrease)	(5,380,040)	6,003,109
Total increase (decrease) in net assets	(1,845,772)	26,531,440

Net Assets
Beginning of period	110,944,494	84,413,054
End of period (including undistributed net investment income of $102,669 and accumulated net investment loss of $40,469, respectively)	$ 109,098,722	$ 110,944,494

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Contrafund

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 96.14	$ 77.57	$ 67.45	$ 67.73	$ 58.28	$ 45.26
Income from Investment Operations
Net investment income (loss) D	.11	.33	.30	.04	(.02)	.11
Net realized and unrealized gain (loss)	4.06	25.70	10.66	(.13)	9.86	13.11
Total from investment operations	4.17	26.03	10.96	(.09)	9.84	13.22
Distributions from net investment income	-	(.13)	(.19) G	(.04)	(.01)	(.11)
Distributions from net realized gain	(.97)	(7.33)	(.65) G	(.15)	(.38)	(.09)
Total distributions	(.97)	(7.46)	(.84)	(.19)	(.39)	(.20) I
Net asset value, end of period	$ 99.34	$ 96.14	$ 77.57	$ 67.45	$ 67.73	$ 58.28
Total ReturnB, C	4.39%	34.15%	16.26%	(.14)%	16.93%	29.23%
Ratios to Average Net Assets E, H
Expenses before reductions	.69%A	.67%	.74%	.81%	.92%	1.02%
Expenses net of fee waivers, if any	.69%A	.67%	.74%	.81%	.92%	1.02%
Expenses net of all reductions	.69%A	.66%	.74%	.81%	.91%	1.01%
Net investment income (loss)	.23% A	.37%	.40%	.06%	(.03)%	.22%
Supplemental Data
Net assets, end of period (in millions)	$ 76,149	$ 74,962	$ 58,769	$ 54,677	$ 60,498	$ 57,225
Portfolio turnover rateF	47% A, J	46%	48%	55%	46%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.085 per share.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 96.07	$ 77.51	$ 67.40	$ 67.70	$ 58.25	$ 45.23
Income from Investment Operations
Net investment income (loss) D	.16	.42	.39	.12	.06	.19
Net realized and unrealized gain (loss)	4.06	25.70	10.65	(.14)	9.87	13.11
Total from investment operations	4.22	26.12	11.04	(.02)	9.93	13.30
Distributions from net investment income	-	(.23)	(.28) G	(.13)	(.01)	(.20)
Distributions from net realized gain	(.97)	(7.33)	(.65) G	(.15)	(.47)	(.09)
Total distributions	(.97)	(7.56)	(.93)	(.28)	(.48)	(.28) I
Net asset value, end of period	$ 99.32	$ 96.07	$ 77.51	$ 67.40	$ 67.70	$ 58.25
Total ReturnB, C	4.45%	34.30%	16.40%	(.02)%	17.09%	29.43%
Ratios to Average Net Assets E, H
Expenses before reductions	.59%A	.56%	.63%	.69%	.79%	.86%
Expenses net of fee waivers, if any	.59%A	.56%	.63%	.69%	.79%	.86%
Expenses net of all reductions	.59%A	.56%	.62%	.69%	.78%	.85%
Net investment income (loss)	.33% A	.48%	.51%	.18%	.10%	.38%
Supplemental Data
Net assets, end of period (in millions)	$ 32,950	$ 35,982	$ 25,644	$ 18,047	$ 14,034	$ 6,749
Portfolio turnover rateF	47% A, J	46%	48%	55%	46%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.28 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.085 per share.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Contrafund® (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/14 (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 913,599	Last transaction price	Transaction price	$19.10	Increase
		Market comparable	EV/EBITDA multiple	8.0 - 13.9 / 12.9	Increase
		Partnership NAV	Discount rate	10.0%	Decrease
Convertible Preferred Stocks	$ 528,453	Expected distribution	Recovery rate	5.2%	Increase
		Last transaction price	Transaction price	$15.73 - $122.14 / $33.26	Increase
		Market comparable	EV/EBITDA multiple	8.0	Increase
			EV/Sales multiple	10.7	Increase
Corporate Bonds	$ 1,126	Last transaction price	Transaction price	$100.00	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 46,094,982
Gross unrealized depreciation	(450,585)
Net unrealized appreciation (depreciation) on securities and other investments	$ 45,644,397

Tax cost	$ 64,781,465

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $24,582,499 and $27,555,291, respectively.

Redemptions In-Kind. During the period, 48,493 shares of the Fund held by unaffiliated entities were redeemed in kind for cash and investments, including accrued interest, with a value of $4,641,404. The net realized gain of $2,743,054 on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Contrafund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Contrafund	$ 55,593.15
Class K	7,784.05
	$ 63,377

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $347 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $21.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $101 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $13,045. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,081, including $50 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $462 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,412.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Contrafund	$ -	$ 94,711
Class K	-	79,934
Total	$ -	$ 174,645
From net realized gain
Contrafund	$ 755,734	$ 5,361,041
Class K	362,937	2,549,218
Total	$ 1,118,671	$ 7,910,259

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Contrafund
Shares sold	43,397	100,690	$ 4,158,216	$ 8,857,095
Reinvestment of distributions	7,731	57,515	728,312	5,248,448
Shares redeemed	(64,347) A	(136,086)	(6,173,904) A	(11,999,987)
Net increase (decrease)	(13,219)	22,119	$ (1,287,376)	$ 2,105,556
Class K
Shares sold	31,576	77,060	$ 3,029,351	$ 6,767,404
Reinvestment of distributions	3,855	28,800	362,937	2,629,152
Shares redeemed	(78,236) A	(62,163)	(7,484,952) A	(5,499,003)
Net increase (decrease)	(42,805)	43,697	$ (4,092,664)	$ 3,897,553

A Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at June 30, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 14, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CON-K-USAN-0814
1.863192.105

Fidelity®

Contrafund®

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Contrafund	.69%
Actual		$ 1,000.00	$ 1,043.90	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Class K	.59%
Actual		$ 1,000.00	$ 1,044.50	$ 2.99
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 2.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	4.3	4.1
Google, Inc. Class C	3.7	0.0
Google, Inc. Class A	3.6	7.3
Wells Fargo & Co.	3.3	2.8
Apple, Inc.	3.1	3.4
Facebook, Inc. Class A	2.4	1.8
Noble Energy, Inc.	2.4	2.2
Biogen Idec, Inc.	2.4	2.3
The Walt Disney Co.	2.1	2.0
Colgate-Palmolive Co.	1.9	1.7
	29.2
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.1	27.2
Consumer Discretionary	17.1	20.3
Financials	15.9	16.8
Health Care	13.6	12.1
Industrials	7.6	6.8
Asset Allocation (% of fund's net assets)
As of June 30, 2014 *		As of December 31, 2013 **
	Stocks 96.5%		Stocks 97.7%
	Bonds 0.0%†		Bonds 0.0%†
	Convertible Securities 0.5%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 3.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	10.0%	** Foreign investments	9.7%

† Amount represents less than 0.0%

Semiannual Report

Investments June 30, 2014

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.1%
Automobiles - 1.2%
Harley-Davidson, Inc.	3,105,245	$ 216,901
Maruti Suzuki India Ltd.	284,707	11,587
Tesla Motors, Inc. (a)(e)	4,495,079	1,079,089
		1,307,577
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	3,642,800	94,276
Bloomin' Brands, Inc. (a)	466,246	10,458
Buffalo Wild Wings, Inc. (a)	441,315	73,130
Chipotle Mexican Grill, Inc. (a)(f)	1,689,065	1,000,788
Domino's Pizza, Inc.	621,600	45,433
Dunkin' Brands Group, Inc. (f)	6,095,103	279,217
International Game Technology	767,100	12,205
Marriott International, Inc. Class A	5,453,516	349,570
Starbucks Corp.	16,802,823	1,300,202
The Cheesecake Factory, Inc.	1,194,300	55,439
Tim Hortons, Inc. (Canada)	2,884,952	157,813
Whitbread PLC	3,204,932	241,830
		3,620,361
Household Durables - 0.1%
D.R. Horton, Inc.	479,400	11,784
Garmin Ltd. (e)	1,337,100	81,429
GoPro, Inc. Class A	245,300	9,947
		103,160
Internet & Catalog Retail - 3.9%
Amazon.com, Inc. (a)	5,077,020	1,648,915
Liberty Interactive Corp.:
(Venture Group) Series A (a)	1,197,240	88,356
Series A (a)	2,085,757	61,238
Netflix, Inc. (a)	1,012,013	445,893
priceline.com, Inc. (a)	952,973	1,146,427
Rakuten, Inc.	964,600	12,471
TripAdvisor, Inc. (a)(f)	8,276,514	899,326
		4,302,626
Leisure Products - 0.1%
Polaris Industries, Inc.	400,901	52,213
Media - 4.7%
Altice S.A.	1,160,321	80,840
CBS Corp. Class B	394,540	24,517
Charter Communications, Inc. Class A (a)	799,629	126,645
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. Class A	14,621,448	$ 784,879
DIRECTV (a)	1,466,600	124,676
Discovery Communications, Inc. Class A (a)	7,509,643	557,816
DISH Network Corp. Class A (a)	2,511,075	163,421
Legend Pictures LLC (a)(h)(i)	52,165	94,053
Liberty Global PLC:
Class A (a)	5,274,615	233,243
Class C	5,022,915	212,520
Liberty Media Corp. Class A (a)	3,129,980	427,806
The Walt Disney Co.	26,352,744	2,259,484
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	41,234	4,761
		5,094,661
Multiline Retail - 0.1%
B&M European Value Retail S.A.	16,810,707	79,117
Macy's, Inc.	959,000	55,641
		134,758
Specialty Retail - 1.9%
AutoZone, Inc. (a)	286,550	153,660
Five Below, Inc. (a)	89,539	3,574
O'Reilly Automotive, Inc. (a)	1,688,029	254,217
Tiffany & Co., Inc.	230,200	23,078
TJX Companies, Inc.	31,347,109	1,666,099
		2,100,628
Textiles, Apparel & Luxury Goods - 1.8%
NIKE, Inc. Class B	16,152,512	1,252,627
Under Armour, Inc. Class A (sub. vtg.) (a)	11,961,698	711,601
		1,964,228
TOTAL CONSUMER DISCRETIONARY		18,680,212
CONSUMER STAPLES - 7.3%
Beverages - 1.2%
Anheuser-Busch InBev SA NV ADR	2,411,884	277,222
Boston Beer Co., Inc. Class A (a)	499,024	111,542
Constellation Brands, Inc. Class A (sub. vtg.) (a)	292,416	25,771
Monster Beverage Corp. (a)	347,900	24,711
The Coca-Cola Co.	21,458,062	908,964
		1,348,210
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	575,000	$ 15,751
Costco Wholesale Corp.	4,826,564	555,827
CVS Caremark Corp.	14,954,244	1,127,101
Sprouts Farmers Market LLC	1,337,809	43,773
Walgreen Co.	2,468,820	183,014
		1,925,466
Food Products - 1.4%
Associated British Foods PLC	11,335,307	591,483
Greencore Group PLC	293,732	1,335
Kellogg Co.	618,500	40,635
Keurig Green Mountain, Inc.	800,600	99,763
Mead Johnson Nutrition Co. Class A	854,700	79,632
Mondelez International, Inc.	17,547,663	659,968
Want Want China Holdings Ltd.	8,682,000	12,479
		1,485,295
Household Products - 1.9%
Colgate-Palmolive Co.	29,833,990	2,034,081
Procter & Gamble Co.	99,315	7,805
		2,041,886
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	14,519,870	1,078,246
L'Oreal SA	335,708	57,851
		1,136,097
TOTAL CONSUMER STAPLES		7,936,954
ENERGY - 6.5%
Energy Equipment & Services - 0.8%
FMC Technologies, Inc. (a)	530,800	32,416
Schlumberger Ltd.	7,074,274	834,411
		866,827
Oil, Gas & Consumable Fuels - 5.7%
Americas Petrogas, Inc. (a)(g)	3,560,563	2,603
Anadarko Petroleum Corp.	1,540,700	168,660
Antero Resources Corp.	919,385	60,339
BG Group PLC	2,089,000	44,153
Birchcliff Energy Ltd. (a)	4,329,511	57,210
Birchcliff Energy Ltd. (a)(g)	686,127	9,066
Canadian Natural Resources Ltd.	2,469,172	113,456
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	367,013	$ 47,914
Cimarex Energy Co.	574,800	82,461
Concho Resources, Inc. (a)	1,370,080	197,977
Continental Resources, Inc. (a)(e)	3,206,175	506,704
EOG Resources, Inc.	12,166,596	1,421,788
EQT Corp.	1,147,017	122,616
Exxon Mobil Corp.	1,206,990	121,520
Kinder Morgan Holding Co. LLC	2,638,700	95,679
Madalena Energy, Inc. (g)	9,365,404	4,476
MPLX LP	117,262	7,563
Noble Energy, Inc. (f)	33,633,717	2,605,268
Painted Pony Petroleum Ltd. (a)	38,600	494
Phillips 66 Partners LP	152,939	11,556
Pioneer Natural Resources Co.	153,200	35,207
PrairieSky Royalty Ltd.	431,100	15,676
Range Resources Corp.	1,105,500	96,123
Suncor Energy, Inc.	253,100	10,792
TAG Oil Ltd. (a)(g)	1,365,192	3,544
The Williams Companies, Inc.	2,240,900	130,443
Tourmaline Oil Corp. (a)	3,868,483	203,965
Tourmaline Oil Corp. (a)(g)	1,112,059	58,633
		6,235,886
TOTAL ENERGY		7,102,713
FINANCIALS - 15.9%
Banks - 6.8%
Bank of America Corp.	28,737,774	441,700
Bank of Ireland (a)	1,367,098,912	458,666
Citigroup, Inc.	8,301,828	391,016
HDFC Bank Ltd. sponsored ADR	1,396,398	65,379
JPMorgan Chase & Co.	9,318,749	536,946
M&T Bank Corp. (e)	1,424,092	176,659
Metro Bank PLC Class A (a)(f)(i)	4,680,628	104,136
PNC Financial Services Group, Inc.	4,433,494	394,803
The Toronto-Dominion Bank	2,376,500	122,338
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
U.S. Bancorp	25,439,450	$ 1,102,037
Wells Fargo & Co.	69,214,175	3,637,897
		7,431,577
Capital Markets - 1.2%
Ameriprise Financial, Inc.	1,972,980	236,758
BlackRock, Inc. Class A	1,795,365	573,799
Charles Schwab Corp.	8,717,760	234,769
Morgan Stanley, Inc.	6,313,457	204,114
Oaktree Capital Group LLC Class A	1,911,972	95,579
		1,345,019
Consumer Finance - 1.6%
American Express Co.	16,082,397	1,525,737
Discover Financial Services	2,719,800	168,573
		1,694,310
Diversified Financial Services - 4.4%
Berkshire Hathaway, Inc. Class A (a)(e)	24,536	4,659,397
McGraw Hill Financial, Inc.	1,847,566	153,403
		4,812,800
Insurance - 1.7%
ACE Ltd.	4,204,479	436,004
Admiral Group PLC	1,513,785	40,130
AIA Group Ltd.	61,700,600	310,079
American International Group, Inc.	2,324,250	126,858
Aon PLC	239,800	21,604
Direct Line Insurance Group PLC	9,970,500	46,037
Fairfax Financial Holdings Ltd. (sub. vtg.)	88,122	41,806
Marsh & McLennan Companies, Inc.	5,900,871	305,783
MetLife, Inc.	955,827	53,106
Prudential PLC	3,677,136	84,249
The Chubb Corp.	3,642,630	335,741
The Travelers Companies, Inc.	573,535	53,952
		1,855,349
Real Estate Investment Trusts - 0.2%
American Tower Corp.	1,453,690	130,803
Equity Residential (SBI)	1,058,900	66,711
		197,514
TOTAL FINANCIALS		17,336,569
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.5%
Biotechnology - 3.8%
Agios Pharmaceuticals, Inc. (e)	1,244,344	$ 57,016
Akebia Therapeutics, Inc. (a)	248,600	6,909
Alexion Pharmaceuticals, Inc. (a)	1,597,802	249,657
Amgen, Inc.	338,198	40,032
Auspex Pharmaceuticals, Inc.	764,100	17,017
Biogen Idec, Inc. (a)	8,184,999	2,580,812
CSL Ltd.	463,962	29,115
Gilead Sciences, Inc. (a)	14,337,302	1,188,706
Karyopharm Therapeutics, Inc.	503,900	23,457
Ligand Pharmaceuticals, Inc. Class B (a)	161,500	10,060
Synageva BioPharma Corp. (a)	153,409	16,077
		4,218,858
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	91,400	10,813
Boston Scientific Corp. (a)	23,558,967	300,848
C.R. Bard, Inc.	443,317	63,399
Covidien PLC	1,190,978	107,402
DexCom, Inc. (a)	1,839,490	72,954
Medtronic, Inc.	3,290,117	209,778
Stryker Corp.	2,185,914	184,316
Zimmer Holdings, Inc.	2,130,900	221,315
		1,170,825
Health Care Providers & Services - 2.2%
Aetna, Inc.	1,400,719	113,570
AmerisourceBergen Corp.	4,670,709	339,374
Cardinal Health, Inc.	2,502,566	171,576
Cigna Corp.	682,235	62,745
Henry Schein, Inc. (a)	2,710,016	321,598
UnitedHealth Group, Inc.	14,704,299	1,202,076
WellPoint, Inc.	1,924,300	207,074
		2,418,013
Health Care Technology - 0.5%
Castlight Health, Inc. Class B	642,225	9,762
Cerner Corp. (a)	10,504,295	541,812
		551,574
Life Sciences Tools & Services - 1.1%
Eurofins Scientific SA	137,838	42,391
Illumina, Inc. (a)	423,127	75,545
Mettler-Toledo International, Inc. (a)(f)	2,201,108	557,277
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc.	4,183,392	$ 493,640
Waters Corp. (a)	104,300	10,893
		1,179,746
Pharmaceuticals - 4.8%
AbbVie, Inc.	19,937,641	1,125,280
Actavis PLC (a)	1,402,829	312,901
Astellas Pharma, Inc.	13,067,000	171,838
Bayer AG	5,012,957	708,047
Bristol-Myers Squibb Co.	6,061,369	294,037
Forest Laboratories, Inc. (a)	2,077,179	205,641
Johnson & Johnson	18,383,372	1,923,268
Novo Nordisk A/S Series B	3,581,478	165,296
Ono Pharmaceutical Co. Ltd.	119,100	10,464
Shire PLC	905,900	71,062
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,420,400	126,877
Theravance, Inc. (a)	1,137,225	33,867
Valeant Pharmaceuticals International (Canada) (a)	461,131	58,315
		5,206,893
TOTAL HEALTH CARE		14,745,909
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.2%
AeroVironment, Inc. (a)	747,645	23,775
Honeywell International, Inc.	2,832,941	263,322
Lockheed Martin Corp.	65,300	10,496
Precision Castparts Corp.	1,110,238	280,224
The Boeing Co.	3,079,555	391,812
TransDigm Group, Inc.	30,100	5,035
United Technologies Corp.	3,040,356	351,009
		1,325,673
Air Freight & Logistics - 0.3%
FedEx Corp.	1,731,299	262,084
United Parcel Service, Inc. Class B	755,697	77,580
		339,664
Airlines - 0.4%
American Airlines Group, Inc.	2,584,982	111,051
Delta Air Lines, Inc.	539,400	20,886
Ryanair Holdings PLC sponsored ADR (a)	1,249,400	69,717
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	5,661,838	$ 152,077
United Continental Holdings, Inc. (a)	2,452,378	100,719
		454,450
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	946,135	37,779
Toto Ltd.	3,782,000	51,004
		88,783
Commercial Services & Supplies - 0.3%
Stericycle, Inc. (a)	2,640,817	312,726
Electrical Equipment - 0.1%
Generac Holdings, Inc.	1,785,237	87,012
Nidec Corp.	8,700	535
Rockwell Automation, Inc.	125,600	15,720
		103,267
Industrial Conglomerates - 1.6%
3M Co.	4,833,366	692,331
Danaher Corp.	13,413,194	1,056,021
		1,748,352
Machinery - 0.7%
Caterpillar, Inc.	504,100	54,781
Cummins, Inc.	919,500	141,870
Deere & Co.	338,900	30,687
Fanuc Corp.	143,600	24,798
Illinois Tool Works, Inc.	5,018,094	439,384
Kubota Corp.	1,250,000	17,738
PACCAR, Inc.	844,872	53,083
Xylem, Inc.	379,743	14,840
		777,181
Professional Services - 0.0%
Nielsen Holdings B.V.	221,200	10,708
Road & Rail - 2.4%
Canadian Pacific Railway Ltd.	6,828,709	1,237,110
Union Pacific Corp.	13,645,804	1,361,169
		2,598,279
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
Class A (f)(g)	1,579,317	60,930
Class A (f)	6,177,767	238,338
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Bunzl PLC	460,000	$ 12,769
Noble Group Ltd.	75,700,000	83,173
W.W. Grainger, Inc.	438,731	111,556
		506,766
TOTAL INDUSTRIALS		8,265,849
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 1.1%
F5 Networks, Inc. (a)	1,358,546	151,396
Palo Alto Networks, Inc. (a)	154,500	12,955
QUALCOMM, Inc.	12,569,792	995,528
		1,159,879
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A (f)	10,970,177	1,056,867
Avigilon Corp. (a)(e)	748,300	16,683
Keyence Corp.	25,900	11,326
Trimble Navigation Ltd. (a)	1,739,314	64,268
		1,149,144
Internet Software & Services - 11.1%
Akamai Technologies, Inc. (a)	2,458,289	150,103
Constant Contact, Inc. (a)(f)	1,800,635	57,818
Dropbox, Inc. (a)(i)	5,464,028	104,369
Facebook, Inc. Class A (a)	39,384,698	2,650,196
Google, Inc.:
Class A (a)	6,804,567	3,978,426
Class C (a)	6,946,267	3,996,048
Kakaku.com, Inc.	1,879,400	32,957
LinkedIn Corp. (a)	1,081,900	185,513
Naver Corp.	249,629	205,969
Tencent Holdings Ltd.	6,567,200	100,155
Yahoo!, Inc. (a)	17,609,866	618,635
		12,080,189
IT Services - 4.3%
Alliance Data Systems Corp. (a)	442,695	124,508
ASAC II LP (i)	39,494,500	606,280
CGI Group, Inc. Class A (sub. vtg.) (a)	2,351,447	83,344
Cognizant Technology Solutions Corp. Class A (a)	2,258,486	110,463
Computer Sciences Corp.	4,956,004	313,219
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	3,462,639	$ 189,545
Fiserv, Inc. (a)	3,277,192	197,680
FleetCor Technologies, Inc. (a)	411,300	54,209
Gartner, Inc. Class A (a)	490,844	34,614
Global Payments, Inc.	399,956	29,137
MasterCard, Inc. Class A	17,417,985	1,279,699
Visa, Inc. Class A	7,891,210	1,662,757
		4,685,455
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc.	1,190,900	64,392
Avago Technologies Ltd.	2,617,107	188,615
Freescale Semiconductor, Inc. (a)	8,434,600	198,213
Integrated Device Technology, Inc. (a)	3,177,987	49,132
Intersil Corp. Class A	324,407	4,850
Marvell Technology Group Ltd.	7,548,253	108,166
Microchip Technology, Inc. (e)	969,200	47,307
Micron Technology, Inc. (a)	1,868,900	61,580
NXP Semiconductors NV (a)	1,782,406	117,960
RF Micro Devices, Inc. (a)	2,033,900	19,505
Samsung Electronics Co. Ltd.	98,778	129,036
Skyworks Solutions, Inc.	476,800	22,391
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,834,300	103,406
TriQuint Semiconductor, Inc. (a)	682,300	10,787
Xilinx, Inc.	211,939	10,027
		1,135,367
Software - 3.9%
Activision Blizzard, Inc.	5,725,495	127,679
Adobe Systems, Inc. (a)	5,801,602	419,804
Concur Technologies, Inc. (a)(e)	462,022	43,125
Microsoft Corp.	39,980,888	1,667,203
Oracle Corp.	2,060,300	83,504
salesforce.com, Inc. (a)	17,429,566	1,012,309
ServiceNow, Inc. (a)	4,768,684	295,468
The Rubicon Project, Inc.	309,084	3,969
Trion World Network, Inc.:
warrants 8/10/17 (a)(i)	124,282	0*
warrants 10/3/18 (a)(i)	181,908	0*
Ultimate Software Group, Inc. (a)	920,449	127,178
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Workday, Inc. Class A (a)	5,238,464	$ 470,728
Xero Ltd. (a)(e)	852,081	19,390
		4,270,357
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	35,985,749	3,344,156
SanDisk Corp.	2,521,844	263,356
		3,607,512
TOTAL INFORMATION TECHNOLOGY		28,087,903
MATERIALS - 2.7%
Chemicals - 1.8%
CF Industries Holdings, Inc.	532,156	127,999
Ecolab, Inc.	4,418,494	491,955
Filtrona PLC	5,092,009	66,535
LyondellBasell Industries NV Class A	707,456	69,083
Monsanto Co.	2,465,349	307,528
PPG Industries, Inc.	3,135,705	658,968
Sherwin-Williams Co.	1,230,105	254,521
Westlake Chemical Corp.	297,167	24,891
		2,001,480
Construction Materials - 0.1%
Eagle Materials, Inc.	862,579	81,324
Containers & Packaging - 0.1%
Ball Corp.	551,800	34,587
Packaging Corp. of America	508,500	36,353
Rock-Tenn Co. Class A	547,401	57,800
Sealed Air Corp.	312,400	10,675
		139,415
Metals & Mining - 0.7%
B2Gold Corp. (a)(f)	44,839,182	130,687
B2Gold Corp. (a)(f)(g)	5,846,819	17,041
Franco-Nevada Corp.	4,751,088	272,718
Glencore Xstrata PLC	10,010,042	55,771
Ivanhoe Mines Ltd. (a)(f)	22,759,500	29,008
Ivanhoe Mines Ltd. (f)(g)	16,068,594	20,480
Ivanhoe Mines Ltd. Class A warrants 12/10/15 (a)(f)(g)	22,759,500	4,266
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
POSCO	50,000	$ 14,938
Tahoe Resources, Inc. (a)(f)	7,397,548	193,700
		738,609
TOTAL MATERIALS		2,960,828
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SoftBank Corp.	863,100	64,321
T-Mobile U.S., Inc. (a)	3,260,500	109,618
		173,939
UTILITIES - 0.0%
Multi-Utilities - 0.0%
YTL Corp. Bhd	7,714,826	3,892
TOTAL COMMON STOCKS (Cost $59,402,046)		105,294,768
Convertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Airbnb, Inc. Series D (i)	192,939	23,565
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(i)	1,228,555	6,376
TOTAL CONSUMER DISCRETIONARY		29,941
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intarcia Therapeutics, Inc. (a)(i)	2,100,446	68,033
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.3%
Dropbox, Inc.:
Series A (a)(i)	1,260,898	24,085
Series C (i)	698,385	13,340
Pinterest, Inc. (a)(i)	691,144	11,739
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Pinterest, Inc. Series E, 8.00% (i)	10,968,216	$ 186,297
Uber Technologies, Inc. 8.00% (i)	1,217,229	75,532
		310,993
Software - 0.1%
Cloudera, Inc. Series F (i)	1,316,883	21,650
Mobileye NV Series F (i)	1,660,543	57,953
Trion World Network, Inc.:
8.00% (a)(i)	333,435	604
Series C, 8.00% (a)(i)	3,950,196	7,150
Series C-1, 8.00% (a)(i)	310,705	562
		87,919
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (i)	2,007,356	31,567
TOTAL INFORMATION TECHNOLOGY		430,479
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $465,841)		528,453
Corporate Bonds - 0.0%
		Principal Amount (000s) (d)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (i)		$ 1,126	1,126
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	13,686	20,802
TOTAL CORPORATE BONDS (Cost $19,113)			21,928
Money Market Funds - 4.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	3,679,935,914	$ 3,679,936
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	900,776,910	900,777
TOTAL MONEY MARKET FUNDS (Cost $4,580,713)		4,580,713
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $64,467,713)		110,425,862
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(1,327,140)
NET ASSETS - 100%		$ 109,098,722
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $181,039,000 or 0.2% of net assets.

(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,443,178,000 or 1.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Airbnb, Inc. Series D	4/16/14	$ 23,565
ASAC II LP	10/10/13	$ 394,945
Cloudera, Inc. Series F	2/5/14	$ 19,174
Dropbox, Inc.	5/2/12	$ 49,445
Dropbox, Inc. Series A	5/29/12	$ 11,410
Dropbox, Inc. Series C	1/30/14	$ 13,340
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 22,464
Intarcia Therapeutics, Inc.	11/14/12	$ 28,629
Legend Pictures LLC	9/23/10 - 12/18/12	$ 57,827
Metro Bank PLC Class A	12/8/09 - 12/6/13	$ 80,047
Mobileye NV Series F	8/15/13	$ 57,953
Pinterest, Inc.	5/15/14	$ 11,739
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 159,376
Pure Storage, Inc. Series E	8/22/13	$ 13,914
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0*
Trion World Network, Inc. 8.00%	3/20/13	$ 1,754
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 21,691
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 1,706
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13	$ 1,126
Uber Technologies, Inc.	6/6/14	$ 75,532
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 41,234
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,157
Fidelity Securities Lending Cash Central Fund	2,081
Total	$ 4,238
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Air Lease Corp. Class A (144A)	$ 50,489	$ -	$ 1,646*	$ 95	$ 60,930
Air Lease Corp. Class A	144,090	96,233	31,225*	294	238,338
Amphenol Corp. Class A	905,079	119,998	42,014*	4,243	1,056,867
B2Gold Corp.	97,255	23,121	30,616*	-	130,687
B2Gold Corp. (144A)	12,006	-	8*	-	17,041
Chipotle Mexican Grill, Inc.	909,505	55,673	61,279*	-	1,000,788
Concur Technologies, Inc.	395,008	-	314,276*	-	-
Constant Contact, Inc.	50,523	16,832	8,749*	-	57,818
Cornerstone OnDemand, Inc.	141,270	4,590	138,411*	-	-
Discovery Communications, Inc. Class A	1,312,435	-	544,021*	-	-
Dunkin' Brands Group, Inc.	344,509	-	48,143*	3,217	279,217
Five Below, Inc.	168,373	-	144,688*	-	-
Ivanhoe Mines Ltd.	-	28,008	-	-	29,008
Ivanhoe Mines Ltd. (144A)	28,303	-	15*	-	20,480
Ivanhoe Mines Ltd. Class A Warrants 12/10/15	-	3,314	-	-	4,266
Metro Bank PLC rights	-	-	-	-	-
Metro Bank PLC Class A	100,762	-	-	-	104,136
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Mettler-Toledo International, Inc.	$ 596,249	$ 22,299	$ 80,819*	$ -	$ 557,277
NetSuite, Inc.	403,365	10,542	355,579*	-	-
Noble Energy, Inc.	2,392,270	-	100,819*	11,061	2,605,268
ServiceNow, Inc.	382,280	58,502	157,846*	-	-
Tableau Software, Inc.	82,296	11,366	91,180*	-	-
Tahoe Resources, Inc.	34,598	2,894	3,804*	-	193,700
TJX Companies, Inc.	2,598,713	12,242	545,555*	12,232	-
TripAdvisor, Inc.	721,785	67,819	111,959*	-	899,326
Total	$ 11,871,163	$ 533,433	$ 2,812,652	$ 31,142	$ 7,255,147
* Includes the value of securities delivered through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,710,153	$ 18,557,340	$ 24,058	$ 128,755
Consumer Staples	7,936,954	7,936,954	-	-
Energy	7,102,713	7,102,713	-	-
Financials	17,336,569	16,689,518	542,915	104,136
Health Care	14,813,942	14,327,249	418,660	68,033
Industrials	8,265,849	8,171,774	94,075	-
Information Technology	28,518,382	27,332,971	44,283	1,141,128
Materials	2,960,828	2,945,890	14,938	-
Telecommunication Services	173,939	109,618	64,321	-
Utilities	3,892	3,892	-	-
Corporate Bonds	21,928	-	20,802	1,126
Money Market Funds	4,580,713	4,580,713	-	-
Total Investments in Securities:	$ 110,425,862	$ 107,758,632	$ 1,224,052	$ 1,443,178
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 777,346
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	243,997
Cost of Purchases	119,785
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,141,128
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ 243,997
Other Investments in Securities
Beginning Balance	$ 246,312
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	32,173
Cost of Purchases	23,565
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 302,050
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ 32,173

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and proceeds of sales includes securities delivered through unaffiliated in-kind transactions. See Note 4 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2014

Assets
Investment in securities, at value (including securities loaned of $884,882) - See accompanying schedule: Unaffiliated issuers (cost $56,842,440)	$ 98,590,002
Fidelity Central Funds (cost $4,580,713)	4,580,713
Other affiliated issuers (cost $3,044,560)	7,255,147
Total Investments (cost $64,467,713)		$ 110,425,862
Cash		642
Foreign currency held at value (cost $27)		27
Receivable for investments sold		262,454
Receivable for fund shares sold		54,713
Dividends receivable		55,292
Interest receivable		4,684
Distributions receivable from Fidelity Central Funds		660
Receivable from investment adviser for expense reductions		295
Other receivables		3,111
Total assets		110,807,740

Liabilities
Payable for investments purchased	$ 185,554
Payable for fund shares redeemed	562,847
Accrued management fee	45,624
Other affiliated payables	10,828
Other payables and accrued expenses	3,388
Collateral on securities loaned, at value	900,777
Total liabilities		1,709,018

Net Assets		$ 109,098,722
Net Assets consist of:
Paid in capital		$ 56,003,791
Undistributed net investment income		102,669
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,033,947
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,958,315
Net Assets		$ 109,098,722

Contrafund: Net Asset Value, offering price and redemption price per share ($76,149,217 ÷ 766,535 shares)		$ 99.34

Class K: Net Asset Value, offering price and redemption price per share ($32,949,505 ÷ 331,748 shares)		$ 99.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2014

Investment Income
Dividends (including $31,142 earned from other affiliated issuers)		$ 496,218
Interest		1,027
Income from Fidelity Central Funds		4,238
Total income		501,483

Expenses
Management fee Basic fee	$ 300,357
Performance adjustment	(7,320)
Transfer agent fees	63,377
Accounting and security lending fees	1,804
Custodian fees and expenses	731
Independent trustees' compensation	219
Appreciation in deferred trustee compensation account	1
Registration fees	333
Audit	131
Legal	107
Miscellaneous	480
Total expenses before reductions	360,220
Expense reductions	(1,875)	358,345
Net investment income (loss)		143,138
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,357,805
Other affiliated issuers	1,016,620
Foreign currency transactions	(682)
Total net realized gain (loss)		7,373,743
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,863,989)
Assets and liabilities in foreign currencies	47
Total change in net unrealized appreciation (depreciation)		(2,863,942)
Net gain (loss)		4,509,801
Net increase (decrease) in net assets resulting from operations		$ 4,652,939

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 143,138	$ 391,530
Net realized gain (loss)	7,373,743	8,899,671
Change in net unrealized appreciation (depreciation)	(2,863,942)	19,322,034
Net increase (decrease) in net assets resulting from operations	4,652,939	28,613,235
Distributions to shareholders from net investment income	-	(174,645)
Distributions to shareholders from net realized gain	(1,118,671)	(7,910,259)
Total distributions	(1,118,671)	(8,084,904)
Share transactions - net increase (decrease)	(5,380,040)	6,003,109
Total increase (decrease) in net assets	(1,845,772)	26,531,440

Net Assets
Beginning of period	110,944,494	84,413,054
End of period (including undistributed net investment income of $102,669 and accumulated net investment loss of $40,469, respectively)	$ 109,098,722	$ 110,944,494

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Contrafund

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 96.14	$ 77.57	$ 67.45	$ 67.73	$ 58.28	$ 45.26
Income from Investment Operations
Net investment income (loss) D	.11	.33	.30	.04	(.02)	.11
Net realized and unrealized gain (loss)	4.06	25.70	10.66	(.13)	9.86	13.11
Total from investment operations	4.17	26.03	10.96	(.09)	9.84	13.22
Distributions from net investment income	-	(.13)	(.19) G	(.04)	(.01)	(.11)
Distributions from net realized gain	(.97)	(7.33)	(.65) G	(.15)	(.38)	(.09)
Total distributions	(.97)	(7.46)	(.84)	(.19)	(.39)	(.20) I
Net asset value, end of period	$ 99.34	$ 96.14	$ 77.57	$ 67.45	$ 67.73	$ 58.28
Total ReturnB, C	4.39%	34.15%	16.26%	(.14)%	16.93%	29.23%
Ratios to Average Net Assets E, H
Expenses before reductions	.69%A	.67%	.74%	.81%	.92%	1.02%
Expenses net of fee waivers, if any	.69%A	.67%	.74%	.81%	.92%	1.02%
Expenses net of all reductions	.69%A	.66%	.74%	.81%	.91%	1.01%
Net investment income (loss)	.23% A	.37%	.40%	.06%	(.03)%	.22%
Supplemental Data
Net assets, end of period (in millions)	$ 76,149	$ 74,962	$ 58,769	$ 54,677	$ 60,498	$ 57,225
Portfolio turnover rateF	47% A, J	46%	48%	55%	46%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.085 per share.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 96.07	$ 77.51	$ 67.40	$ 67.70	$ 58.25	$ 45.23
Income from Investment Operations
Net investment income (loss) D	.16	.42	.39	.12	.06	.19
Net realized and unrealized gain (loss)	4.06	25.70	10.65	(.14)	9.87	13.11
Total from investment operations	4.22	26.12	11.04	(.02)	9.93	13.30
Distributions from net investment income	-	(.23)	(.28) G	(.13)	(.01)	(.20)
Distributions from net realized gain	(.97)	(7.33)	(.65) G	(.15)	(.47)	(.09)
Total distributions	(.97)	(7.56)	(.93)	(.28)	(.48)	(.28) I
Net asset value, end of period	$ 99.32	$ 96.07	$ 77.51	$ 67.40	$ 67.70	$ 58.25
Total ReturnB, C	4.45%	34.30%	16.40%	(.02)%	17.09%	29.43%
Ratios to Average Net Assets E, H
Expenses before reductions	.59%A	.56%	.63%	.69%	.79%	.86%
Expenses net of fee waivers, if any	.59%A	.56%	.63%	.69%	.79%	.86%
Expenses net of all reductions	.59%A	.56%	.62%	.69%	.78%	.85%
Net investment income (loss)	.33% A	.48%	.51%	.18%	.10%	.38%
Supplemental Data
Net assets, end of period (in millions)	$ 32,950	$ 35,982	$ 25,644	$ 18,047	$ 14,034	$ 6,749
Portfolio turnover rateF	47% A, J	46%	48%	55%	46%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.28 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.085 per share.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Contrafund® (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/14 (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 913,599	Last transaction price	Transaction price	$19.10	Increase
		Market comparable	EV/EBITDA multiple	8.0 - 13.9 / 12.9	Increase
		Partnership NAV	Discount rate	10.0%	Decrease
Convertible Preferred Stocks	$ 528,453	Expected distribution	Recovery rate	5.2%	Increase
		Last transaction price	Transaction price	$15.73 - $122.14 / $33.26	Increase
		Market comparable	EV/EBITDA multiple	8.0	Increase
			EV/Sales multiple	10.7	Increase
Corporate Bonds	$ 1,126	Last transaction price	Transaction price	$100.00	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 46,094,982
Gross unrealized depreciation	(450,585)
Net unrealized appreciation (depreciation) on securities and other investments	$ 45,644,397

Tax cost	$ 64,781,465

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $24,582,499 and $27,555,291, respectively.

Redemptions In-Kind. During the period, 48,493 shares of the Fund held by unaffiliated entities were redeemed in kind for cash and investments, including accrued interest, with a value of $4,641,404. The net realized gain of $2,743,054 on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Contrafund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Contrafund	$ 55,593.15
Class K	7,784.05
	$ 63,377

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $347 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $21.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $101 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $13,045. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,081, including $50 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $462 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,412.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Contrafund	$ -	$ 94,711
Class K	-	79,934
Total	$ -	$ 174,645
From net realized gain
Contrafund	$ 755,734	$ 5,361,041
Class K	362,937	2,549,218
Total	$ 1,118,671	$ 7,910,259

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Contrafund
Shares sold	43,397	100,690	$ 4,158,216	$ 8,857,095
Reinvestment of distributions	7,731	57,515	728,312	5,248,448
Shares redeemed	(64,347) A	(136,086)	(6,173,904) A	(11,999,987)
Net increase (decrease)	(13,219)	22,119	$ (1,287,376)	$ 2,105,556
Class K
Shares sold	31,576	77,060	$ 3,029,351	$ 6,767,404
Reinvestment of distributions	3,855	28,800	362,937	2,629,152
Shares redeemed	(78,236) A	(62,163)	(7,484,952) A	(5,499,003)
Net increase (decrease)	(42,805)	43,697	$ (4,092,664)	$ 3,897,553

A Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at June 30, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 14, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CON-USAN-0814
1.787777.111

Fidelity®

Series Opportunistic Insights Fund

Fidelity Series Opportunistic Insights
Fund

Class F

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Opportunistic Insights Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Series Opportunistic Insights	.84%
Actual		$ 1,000.00	$ 1,039.20	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21
Class F	.67%
Actual		$ 1,000.00	$ 1,040.60	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	6.7	5.5
Gilead Sciences, Inc.	3.1	4.0
Google, Inc. Class C	2.9	0.0
Google, Inc. Class A	2.9	5.6
Berkshire Hathaway, Inc. Class A	2.8	2.6
Biogen Idec, Inc.	2.7	2.8
Wells Fargo & Co.	2.3	1.5
EOG Resources, Inc.	2.1	1.7
Johnson & Johnson	2.1	1.4
American Express Co.	1.9	1.7
	29.5
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.5	30.7
Consumer Discretionary	17.4	19.9
Health Care	15.7	15.2
Financials	11.7	12.9
Industrials	7.8	7.4
Asset Allocation (% of fund's net assets)
As of June 30, 2014*	As of December 31, 2013**
Stocks 95.9%	Stocks 100.0%
Convertible Securities 0.6%	Convertible Securities 0.2%
Short-Term Investments and Net Other Assets (Liabilities) 3.5%	Short-Term Investments and Net Other Assets (Liabilities) (0.2)%†
* Foreign investments 9.4%	** Foreign investments 8.6%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 17.3%
Automobiles - 1.5%
Harley-Davidson, Inc.	192,844	$ 13,470,153
Maruti Suzuki India Ltd.	15,422	627,621
Tesla Motors, Inc. (a)(d)	306,116	73,486,207
		87,583,981
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	197,400	5,108,712
Buffalo Wild Wings, Inc. (a)	43,475	7,204,242
Chipotle Mexican Grill, Inc. (a)	84,914	50,312,394
Domino's Pizza, Inc.	30,300	2,214,627
International Game Technology	41,900	666,629
Marriott International, Inc. Class A	436,000	27,947,600
Starbucks Corp.	1,190,500	92,120,890
The Cheesecake Factory, Inc.	25,800	1,197,636
Whitbread PLC	163,204	12,314,660
		199,087,390
Household Durables - 0.1%
Garmin Ltd.	50,100	3,051,090
GoPro, Inc. Class A	13,500	547,425
		3,598,515
Internet & Catalog Retail - 5.3%
Amazon.com, Inc. (a)	311,307	101,106,287
Liberty Interactive Corp. (Venture Group) Series A (a)	39,020	2,879,676
Netflix, Inc. (a)	50,739	22,355,603
priceline.com, Inc. (a)	73,150	87,999,450
Rakuten, Inc.	300,700	3,887,779
TripAdvisor, Inc. (a)	899,666	97,757,708
		315,986,503
Leisure Products - 0.3%
Polaris Industries, Inc.	146,500	19,080,160
Media - 2.9%
Altice S.A.	66,900	4,660,922
CBS Corp. Class B	12,617	784,020
Charter Communications, Inc. Class A (a)	38,703	6,129,781
Comcast Corp. Class A	578,032	31,028,758
DIRECTV (a)	77,100	6,554,271
DISH Network Corp. Class A (a)	137,200	8,928,976
Liberty Global PLC:
Class A (a)	551,452	24,385,207
Class C	538,852	22,798,828
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp. Class A (a)	395,298	$ 54,029,331
The Walt Disney Co.	147,800	12,672,372
		171,972,466
Multiline Retail - 0.3%
B&M European Value Retail S.A.	915,920	4,310,640
Macy's, Inc.	49,000	2,842,980
Next PLC	101,541	11,252,078
		18,405,698
Specialty Retail - 1.5%
AutoZone, Inc. (a)	15,700	8,418,968
Five Below, Inc. (a)	3,791	151,299
O'Reilly Automotive, Inc. (a)	81,474	12,269,984
Tiffany & Co., Inc.	12,000	1,203,000
TJX Companies, Inc.	1,259,925	66,965,014
		89,008,265
Textiles, Apparel & Luxury Goods - 2.1%
NIKE, Inc. Class B	961,225	74,542,999
Under Armour, Inc. Class A (sub. vtg.) (a)	889,200	52,898,508
		127,441,507
TOTAL CONSUMER DISCRETIONARY		1,032,164,485
CONSUMER STAPLES - 7.4%
Beverages - 0.7%
Anheuser-Busch InBev SA NV ADR	133,200	15,310,008
Boston Beer Co., Inc. Class A (a)(d)	120,332	26,896,609
Constellation Brands, Inc. Class A (sub. vtg.) (a)	7,000	616,910
Monster Beverage Corp. (a)	16,600	1,179,098
		44,002,625
Food & Staples Retailing - 1.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	12,900	353,373
Costco Wholesale Corp.	302,100	34,789,836
CVS Caremark Corp.	668,400	50,377,308
Sprouts Farmers Market LLC	249,551	8,165,309
Walgreen Co.	131,094	9,717,998
		103,403,824
Food Products - 2.0%
Associated British Foods PLC	1,238,968	64,650,077
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Greencore Group PLC	10,100	$ 45,909
Kellogg Co.	8,400	551,880
Keurig Green Mountain, Inc.	35,000	4,361,350
Mead Johnson Nutrition Co. Class A	45,100	4,201,967
Mondelez International, Inc.	1,146,665	43,126,071
Want Want China Holdings Ltd.	508,000	730,171
		117,667,425
Household Products - 1.6%
Colgate-Palmolive Co.	1,398,365	95,340,526
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	1,077,716	80,031,190
L'Oreal SA	15,578	2,684,501
		82,715,691
TOTAL CONSUMER STAPLES		443,130,091
ENERGY - 4.7%
Energy Equipment & Services - 1.1%
FMC Technologies, Inc. (a)	29,200	1,783,244
Schlumberger Ltd.	522,250	61,599,388
		63,382,632
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	83,100	9,096,957
Antero Resources Corp.	49,066	3,220,202
BG Group PLC	110,600	2,337,618
Birchcliff Energy Ltd. (a)	65,700	868,160
Canadian Natural Resources Ltd.	124,300	5,711,475
Chevron Corp.	18,892	2,466,351
Cimarex Energy Co.	34,900	5,006,754
Concho Resources, Inc. (a)	50,800	7,340,600
Continental Resources, Inc. (a)(d)	177,097	27,988,410
EOG Resources, Inc.	1,079,114	126,105,262
EQT Corp.	56,000	5,986,400
Kinder Morgan Holding Co. LLC	119,800	4,343,948
MPLX LP	6,400	412,800
Noble Energy, Inc.	23,900	1,851,294
Painted Pony Petroleum Ltd. (a)	2,100	26,864
Phillips 66 Partners LP	9,836	743,208
Pioneer Natural Resources Co.	2,600	597,506
PrairieSky Royalty Ltd.	23,400	850,869
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	58,000	$ 5,043,100
Suncor Energy, Inc.	13,900	592,709
The Williams Companies, Inc.	122,900	7,154,009
Tourmaline Oil Corp. (a)	3,600	189,809
		217,934,305
TOTAL ENERGY		281,316,937
FINANCIALS - 11.7%
Banks - 4.4%
Banco Santander Chile sponsored ADR	175,900	4,652,555
Bank of America Corp.	1,500,900	23,068,833
Citigroup, Inc.	716,127	33,729,582
HDFC Bank Ltd. sponsored ADR	82,036	3,840,926
JPMorgan Chase & Co.	225,200	12,976,024
M&T Bank Corp. (d)	178,685	22,165,874
The Toronto-Dominion Bank	129,200	6,651,006
U.S. Bancorp	326,969	14,164,297
Wells Fargo & Co.	2,671,696	140,424,342
		261,673,439
Capital Markets - 1.3%
Ameriprise Financial, Inc.	91,300	10,956,000
BlackRock, Inc. Class A	129,353	41,341,219
Charles Schwab Corp.	437,000	11,768,410
Morgan Stanley, Inc.	247,342	7,996,567
Oaktree Capital Group LLC Class A	159,390	7,967,906
		80,030,102
Consumer Finance - 2.0%
American Express Co.	1,164,355	110,462,359
Discover Financial Services	125,900	7,803,282
		118,265,641
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class A (a)	859	163,124,530
McGraw Hill Financial, Inc.	94,000	7,804,820
		170,929,350
Insurance - 1.0%
ACE Ltd.	54,536	5,655,383
Admiral Group PLC	85,455	2,265,377
AIA Group Ltd.	95,600	480,442
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	133,788	$ 7,302,149
Aon PLC	13,200	1,189,188
Direct Line Insurance Group PLC	562,800	2,598,649
Marsh & McLennan Companies, Inc.	449,078	23,271,222
MetLife, Inc.	52,120	2,895,787
Prudential PLC	575,569	13,187,124
The Chubb Corp.	47,462	4,374,573
		63,219,894
Real Estate Investment Trusts - 0.1%
American Tower Corp.	12,900	1,160,742
Equity Residential (SBI)	58,100	3,660,300
		4,821,042
TOTAL FINANCIALS		698,939,468
HEALTH CARE - 15.7%
Biotechnology - 6.3%
Agios Pharmaceuticals, Inc. (d)	62,097	2,845,285
Akebia Therapeutics, Inc. (a)	13,800	383,502
Alexion Pharmaceuticals, Inc. (a)	62,300	9,734,375
Amgen, Inc.	16,887	1,998,914
Biogen Idec, Inc. (a)	512,999	161,753,715
Enanta Pharmaceuticals, Inc. (a)	74,626	3,214,142
Gilead Sciences, Inc. (a)	2,233,495	185,179,070
Karyopharm Therapeutics, Inc.	27,700	1,289,435
Ligand Pharmaceuticals, Inc. Class B (a)	8,800	548,152
OvaScience, Inc. (a)(d)	1,012,559	9,285,166
Synageva BioPharma Corp. (a)	9,400	985,120
		377,216,876
Health Care Equipment & Supplies - 0.8%
Becton, Dickinson & Co.	5,000	591,500
Boston Scientific Corp. (a)	1,077,100	13,754,567
C.R. Bard, Inc.	23,800	3,403,638
Covidien PLC	65,100	5,870,718
DexCom, Inc. (a)	105,662	4,190,555
Medtronic, Inc.	89,081	5,679,805
Stryker Corp.	14,200	1,197,344
Zimmer Holdings, Inc.	108,400	11,258,424
		45,946,551
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.3%
Aetna, Inc.	76,700	$ 6,218,836
AmerisourceBergen Corp.	192,775	14,007,032
Cardinal Health, Inc.	121,250	8,312,900
Cigna Corp.	30,201	2,777,586
Henry Schein, Inc. (a)	389,163	46,181,973
MWI Veterinary Supply, Inc. (a)	16,283	2,312,023
UnitedHealth Group, Inc.	583,166	47,673,821
WellPoint, Inc.	102,700	11,051,547
		138,535,718
Health Care Technology - 0.5%
Castlight Health, Inc. Class B (d)	35,200	535,040
Cerner Corp. (a)	576,081	29,714,258
		30,249,298
Life Sciences Tools & Services - 1.0%
Eurofins Scientific SA	6,900	2,122,059
Illumina, Inc. (a)	31,695	5,658,825
Mettler-Toledo International, Inc. (a)	85,293	21,594,482
Thermo Fisher Scientific, Inc.	228,319	26,941,642
Waters Corp. (a)	5,700	595,308
		56,912,316
Pharmaceuticals - 4.8%
AbbVie, Inc.	1,174,391	66,282,628
Actavis PLC (a)	77,702	17,331,431
Astellas Pharma, Inc.	705,800	9,281,670
Bayer AG	13,600	1,920,909
Biodelivery Sciences International, Inc. (a)	1,847,366	22,297,708
Bristol-Myers Squibb Co.	304,832	14,787,400
Forest Laboratories, Inc. (a)	112,950	11,182,050
Johnson & Johnson	1,178,926	123,339,238
Novo Nordisk A/S Series B	40,600	1,873,810
Ono Pharmaceutical Co. Ltd.	5,100	448,082
Shire PLC	49,600	3,890,777
Teva Pharmaceutical Industries Ltd. sponsored ADR	112,600	5,902,492
Theravance, Inc. (a)	41,500	1,235,870
Valeant Pharmaceuticals International (Canada) (a)	34,700	4,388,190
		284,162,255
TOTAL HEALTH CARE		933,023,014
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.2%
AeroVironment, Inc. (a)	45,953	$ 1,461,305
Honeywell International, Inc.	118,973	11,058,540
Lockheed Martin Corp.	3,500	562,555
Precision Castparts Corp.	152,191	38,413,008
The Boeing Co.	86,632	11,022,189
TransDigm Group, Inc.	1,600	267,616
United Technologies Corp.	88,700	10,240,415
		73,025,628
Air Freight & Logistics - 0.4%
FedEx Corp.	71,500	10,823,670
United Parcel Service, Inc. Class B	36,600	3,757,356
XPO Logistics, Inc. (a)(d)	237,405	6,794,531
		21,375,557
Airlines - 0.3%
American Airlines Group, Inc.	117,700	5,056,392
Delta Air Lines, Inc.	32,000	1,239,040
Ryanair Holdings PLC sponsored ADR (a)	41,600	2,321,280
Southwest Airlines Co.	281,700	7,566,462
United Continental Holdings, Inc. (a)	108,800	4,468,416
		20,651,590
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	49,100	1,960,563
Toto Ltd.	196,000	2,643,263
		4,603,826
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	231,225	12,319,668
Electrical Equipment - 0.5%
Generac Holdings, Inc.	585,627	28,543,460
Nidec Corp.	400	24,600
Rockwell Automation, Inc.	6,900	863,604
		29,431,664
Industrial Conglomerates - 1.6%
3M Co.	218,577	31,308,969
Danaher Corp.	806,920	63,528,812
		94,837,781
Machinery - 0.7%
Caterpillar, Inc.	27,400	2,977,558
Cummins, Inc.	42,500	6,557,325
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	17,500	$ 1,584,625
Illinois Tool Works, Inc.	288,932	25,298,886
PACCAR, Inc.	45,708	2,871,834
Xylem, Inc.	20,514	801,687
		40,091,915
Professional Services - 0.2%
Verisk Analytics, Inc. (a)	185,922	11,159,038
Road & Rail - 2.3%
Canadian Pacific Railway Ltd.	411,200	74,494,234
Union Pacific Corp.	611,360	60,983,160
		135,477,394
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	286,119	11,038,471
Bunzl PLC	19,900	552,402
Noble Group Ltd.	3,909,000	4,294,915
W.W. Grainger, Inc.	13,688	3,480,448
		19,366,236
TOTAL INDUSTRIALS		462,340,297
INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 0.8%
F5 Networks, Inc. (a)	67,100	7,477,624
Palo Alto Networks, Inc. (a)	8,400	704,340
QUALCOMM, Inc.	476,651	37,750,759
		45,932,723
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	396,365	38,185,804
Avigilon Corp. (a)(d)	40,800	909,641
Keyence Corp.	1,400	612,203
Trimble Navigation Ltd. (a)	80,200	2,963,390
		42,671,038
Internet Software & Services - 13.9%
Akamai Technologies, Inc. (a)	134,800	8,230,888
Constant Contact, Inc. (a)	32,100	1,030,731
Facebook, Inc. Class A (a)	5,940,694	399,749,295
Google, Inc.:
Class A (a)	291,761	170,583,904
Class C (a)	298,461	171,698,644
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Kakaku.com, Inc.	70,800	$ 1,241,548
LinkedIn Corp. (a)	86,678	14,862,677
Naver Corp.	9,559	7,887,120
Tencent Holdings Ltd.	357,600	5,453,695
Yahoo!, Inc. (a)	1,331,495	46,775,419
		827,513,921
IT Services - 4.3%
Alliance Data Systems Corp. (a)	13,575	3,817,969
ASAC II LP (e)	1,788,160	27,450,027
CGI Group, Inc. Class A (sub. vtg.) (a)	91,200	3,232,448
Cognizant Technology Solutions Corp. Class A (a)	126,100	6,167,551
Computer Sciences Corp.	304,748	19,260,074
Fidelity National Information Services, Inc.	474,503	25,974,294
Fiserv, Inc. (a)	28,000	1,688,960
FleetCor Technologies, Inc. (a)	22,500	2,965,500
Gartner, Inc. Class A (a)	7,800	550,056
Global Payments, Inc.	42,600	3,103,410
MasterCard, Inc. Class A	1,402,310	103,027,716
Visa, Inc. Class A	282,290	59,481,326
		256,719,331
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	32,000	1,730,240
Avago Technologies Ltd.	295,900	21,325,513
Cavium, Inc. (a)	84,300	4,186,338
Freescale Semiconductor, Inc. (a)	467,949	10,996,802
Integrated Device Technology, Inc. (a)	171,600	2,652,936
Intersil Corp. Class A	18,324	273,944
Marvell Technology Group Ltd.	394,500	5,653,185
Microchip Technology, Inc.	12,000	585,720
Micron Technology, Inc. (a)	60,200	1,983,590
NXP Semiconductors NV (a)	98,602	6,525,480
RF Micro Devices, Inc. (a)	110,800	1,062,572
Samsung Electronics Co. Ltd.	19,125	24,983,449
Skyworks Solutions, Inc.	26,000	1,220,960
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	428,000	9,154,920
TriQuint Semiconductor, Inc. (a)	37,200	588,132
		92,923,781
Software - 4.9%
Activision Blizzard, Inc.	27,500	613,250
Adobe Systems, Inc. (a)	307,427	22,245,418
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Concur Technologies, Inc. (a)(d)	93,378	$ 8,715,903
Microsoft Corp.	2,158,522	90,010,367
Oracle Corp.	112,600	4,563,678
salesforce.com, Inc. (a)	1,281,168	74,410,237
ServiceNow, Inc. (a)	531,238	32,915,506
The Rubicon Project, Inc.	17,009	218,396
Ultimate Software Group, Inc. (a)	256,645	35,460,640
Workday, Inc. Class A (a)	247,560	22,245,742
Xero Ltd. (a)	45,115	1,026,616
		292,425,753
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	1,050,463	97,619,527
SanDisk Corp.	124,150	12,964,985
Xaar PLC	175,812	1,567,609
		112,152,121
TOTAL INFORMATION TECHNOLOGY		1,670,338,668
MATERIALS - 3.1%
Chemicals - 2.7%
CF Industries Holdings, Inc.	25,500	6,133,515
Ecolab, Inc.	510,614	56,851,763
Filtrona PLC	96,500	1,260,921
LyondellBasell Industries NV Class A	42,354	4,135,868
Monsanto Co.	104,869	13,081,359
PPG Industries, Inc.	296,682	62,347,722
Sherwin-Williams Co.	87,800	18,166,698
Westlake Chemical Corp.	7,200	603,072
		162,580,918
Construction Materials - 0.1%
Eagle Materials, Inc.	46,126	4,348,759
Containers & Packaging - 0.1%
Ball Corp.	19,300	1,209,724
Packaging Corp. of America	29,400	2,101,806
Sealed Air Corp.	17,100	584,307
		3,895,837
Metals & Mining - 0.2%
B2Gold Corp. (a)	443,000	1,291,158
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Franco-Nevada Corp.	58,706	$ 3,369,798
Glencore Xstrata PLC	478,988	2,668,664
Primero Mining Corp. (a)	439,300	3,519,999
Tahoe Resources, Inc. (a)	27,900	730,543
		11,580,162
TOTAL MATERIALS		182,405,676
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SoftBank Corp.	82,100	6,118,337
T-Mobile U.S., Inc. (a)	174,100	5,853,242
		11,971,579
TOTAL COMMON STOCKS (Cost $4,176,069,089)		5,715,630,215
Convertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
Airbnb, Inc. Series D (e)	10,310	1,259,254
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e)	1,007,372	4,654,059
TOTAL CONSUMER DISCRETIONARY		5,913,313
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.5%
Dropbox, Inc. Series C (e)	394,740	7,540,008
Pinterest, Inc. (a)(e)	424,569	7,211,381
Pinterest, Inc. Series E, 8.00% (e)	518,803	8,811,962
Uber Technologies, Inc. 8.00% (e)	66,235	4,110,027
		27,673,378
Software - 0.0%
Cloudera, Inc. Series F (e)	70,040	1,151,458
Mobileye NV Series F (e)	74,319	2,593,733
		3,745,191
Convertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (e)	92,626	$ 1,456,627
TOTAL INFORMATION TECHNOLOGY		32,875,196
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $36,568,852)		38,788,509
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 0.11% (b)	275,503,799	275,503,799
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	147,939,758	147,939,758
TOTAL MONEY MARKET FUNDS (Cost $423,443,557)		423,443,557
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $4,636,081,498)		6,177,862,281
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(217,468,697)
NET ASSETS - 100%		$ 5,960,393,584
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $66,238,536 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$ 1,259,254
ASAC II LP	10/10/13	$ 17,881,600
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 4,654,059
Cloudera, Inc. Series F	2/5/14	$ 1,019,782
Dropbox, Inc. Series C	1/30/14	$ 7,540,008
Mobileye NV Series F	8/15/13	$ 2,593,733
Pinterest, Inc.	5/15/14	$ 7,211,381
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 7,538,571
Pure Storage, Inc. Series E	8/22/13	$ 642,037
Uber Technologies, Inc. 8.00%	6/6/14	$ 4,110,027
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 82,532
Fidelity Securities Lending Cash Central Fund	308,317
Total	$ 390,849
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
OvaScience, Inc.	$ 9,254,789	$ -	$ -	$ -	$ -
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,038,077,798	$ 1,027,649,085	$ 4,515,400	$ 5,913,313
Consumer Staples	443,130,091	443,130,091	-	-
Energy	281,316,937	281,316,937	-	-
Financials	698,939,468	685,752,344	13,187,124	-
Health Care	933,023,014	917,528,675	15,494,339	-
Industrials	462,340,297	459,672,434	2,667,863	-
Information Technology	1,703,213,864	1,641,034,890	1,853,751	60,325,223
Materials	182,405,676	182,405,676	-	-
Telecommunication Services	11,971,579	5,853,242	6,118,337	-
Money Market Funds	423,443,557	423,443,557	-	-
Total Investments in Securities:	$ 6,177,862,281	$ 6,067,786,931	$ 43,836,814	$ 66,238,536
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 36,732,552
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	8,365,532
Cost of Purchases	21,140,452
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 66,238,536
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ 8,365,532

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $145,372,549) - See accompanying schedule: Unaffiliated issuers (cost $4,212,637,941)	$ 5,754,418,724
Fidelity Central Funds (cost $423,443,557)	423,443,557
Total Investments (cost $4,636,081,498)		$ 6,177,862,281
Cash		633,218
Receivable for investments sold		19,335,124
Receivable for fund shares sold		4,036
Dividends receivable		2,352,776
Distributions receivable from Fidelity Central Funds		59,063
Other receivables		18,398
Total assets		6,200,264,896

Liabilities
Payable for investments purchased	$ 10,498,136
Payable for fund shares redeemed	77,840,405
Accrued management fee	3,058,065
Other affiliated payables	434,787
Other payables and accrued expenses	100,161
Collateral on securities loaned, at value	147,939,758
Total liabilities		239,871,312

Net Assets		$ 5,960,393,584
Net Assets consist of:
Paid in capital		$ 4,239,611,476
Undistributed net investment income		908,530
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		178,083,925
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,541,789,653
Net Assets		$ 5,960,393,584

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Series Opportunistic Insights: Net Asset Value, offering price and redemption price per share ($2,517,181,319 ÷ 173,702,713 shares)	$ 14.49

Class F: Net Asset Value, offering price and redemption price per share ($3,443,212,265 ÷ 237,288,474 shares)	$ 14.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 22,228,317
Income from Fidelity Central Funds		390,849
Total income		22,619,166

Expenses
Management fee Basic fee	$ 16,139,851
Performance adjustment	2,715,841
Transfer agent fees	2,119,405
Accounting and security lending fees	573,762
Custodian fees and expenses	104,558
Independent trustees' compensation	11,660
Audit	43,476
Legal	4,624
Interest	3,214
Miscellaneous	24,796
Total expenses before reductions	21,741,187
Expense reductions	(41,933)	21,699,254
Net investment income (loss)		919,912
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	181,166,675
Foreign currency transactions	(41,325)
Total net realized gain (loss)		181,125,350
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $304)	49,383,775
Assets and liabilities in foreign currencies	1,974
Total change in net unrealized appreciation (depreciation)		49,385,749
Net gain (loss)		230,511,099
Net increase (decrease) in net assets resulting from operations		$ 231,431,011

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 919,912	$ 2,824,293
Net realized gain (loss)	181,125,350	68,532,883
Change in net unrealized appreciation (depreciation)	49,385,749	1,494,393,393
Net increase (decrease) in net assets resulting from operations	231,431,011	1,565,750,569
Distributions to shareholders from net investment income	-	(4,300,930)
Distributions to shareholders from net realized gain	(15,448,742)	(62,985,177)
Total distributions	(15,448,742)	(67,286,107)
Share transactions - net increase (decrease)	(206,440,063)	749,031,694
Total increase (decrease) in net assets	9,542,206	2,247,496,156

Net Assets
Beginning of period	5,950,851,378	3,703,355,222
End of period (including undistributed net investment income of $908,530 and distributions in excess of net investment income of $11,382, respectively)	$ 5,960,393,584	$ 5,950,851,378

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Opportunistic Insights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.98	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D, J	-	-	-G
Net realized and unrealized gain (loss)	.55	4.11	.03
Total from investment operations	.55	4.11	.03
Distributions from net investment income	-	-	(.01)
Distributions from net realized gain	(.04)	(.15)	-
Total distributions	(.04)	(.15)	(.01)
Net asset value, end of period	$ 14.49	$ 13.98	$ 10.02
Total ReturnB, C	3.92%	41.14%	.27%
Ratios to Average Net Assets E, I
Expenses before reductions	.84%A	.78%	1.00%A
Expenses net of fee waivers, if any	.84%A	.78%	1.00%A
Expenses net of all reductions	.84%A	.77%	1.00%A
Net investment income (loss)	(.07)%A	(.04)%	.49%A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,517,181	$ 2,594,672	$ 1,803,958
Portfolio turnover rateF	47%A	52%	64%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .30%.

H For the period December 6, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.98	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.02	-G, J
Net realized and unrealized gain (loss)	.56	4.11	.03
Total from investment operations	.57	4.13	.03
Distributions from net investment income	-	(.02)	(.01)
Distributions from net realized gain	(.04)	(.15)	-
Total distributions	(.04)	(.17)	(.01)
Net asset value, end of period	$ 14.51	$ 13.98	$ 10.02
Total ReturnB, C	4.06%	41.33%	.28%
Ratios to Average Net Assets E, I
Expenses before reductions	.67%A	.60%	.80%A
Expenses net of fee waivers, if any	.67%A	.60%	.80%A
Expenses net of all reductions	.67%A	.58%	.80%A
Net investment income (loss)	.10%A	.14%	.69%A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,443,212	$ 3,356,179	$ 1,899,398
Portfolio turnover rateF	47%A	52%	64%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

H For the period December 6, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

Fidelity® Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Opportunistic Insights and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/14	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 27,450,027	Partnership NAV	Discount rate	10.0%	Decrease
Convertible Preferred Stocks	$ 38,788,509	Last transaction price	Transaction price	$15.73 - $122.14 / $28.45	Increase
		Market comparable	EV/Sales multiple	10.7	Increase
		Replacement cost	Liquidity preference	$4.62	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included inOther payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,566,778,629
Gross unrealized depreciation	(28,552,094)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,538,226,535

Tax cost	$ 4,639,635,746

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,358,574,785 and $1,801,535,025, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Opportunistic Insights as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Opportunistic Insights. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series Opportunistic Insights	$ 2,119,405.17

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,000 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 36,790,600.31%		$ 3,214

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviseror an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,277 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $308,317. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $41,814 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $119.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Class F	$ -	$ 4,300,930
Total	$ -	$ 4,300,930
From net realized gain
Series Opportunistic Insights	$ 6,711,959	$ 27,628,105
Class F	8,736,783	35,357,072
Total	$ 15,448,742	$ 62,985,177

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Series Opportunistic Insights
Shares sold	6,985,404	36,762,551	$ 98,053,949	$ 477,090,645
Reinvestment of distributions	469,696	2,097,982	6,711,959	27,628,105
Shares redeemed	(19,416,531)	(33,285,570)	(271,328,359)	(389,465,164)
Net increase (decrease)	(11,961,431)	5,574,963	$ (166,562,451)	$ 115,253,586
Class F
Shares sold	19,637,537	64,964,608	$ 275,928,405	$ 814,336,124
Reinvestment of distributions	610,964	2,978,434	8,736,783	39,658,002
Shares redeemed	(22,998,353)	(17,519,119)	(324,542,800)	(220,216,018)
Net increase (decrease)	(2,749,852)	50,423,923	$ (39,877,612)	$ 633,778,108

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

O1T-SANN-0814
1.951055.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 22, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 22, 2014